Forethought Life Insurance Company

Forethought Life Insurance Company Separate Account A

Financial Statements

December 31, 2023

Separate Account A

Forethought Life Insurance Company
Financial Statements
December 31, 2023

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Forethought Life Insurance Company and Contract Owners of
Forethought Life Insurance
Separate Account A

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets for each of the Sub-Accounts of Forethought Life Insurance Separate Account A (the "Separate Account") of Forethought Life Insurance Company as of December 31, 2023, the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods listed in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts comprising the Separate Account as of December 31, 2023, and the results of their operations, the changes in their net assets, and the financial highlights for the periods listed in the table below, in conformity with accounting principles generally accepted in the United States of America.

Sub-account	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
AB VPS Relative Value Portfolio — Class B	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
American Century VP Capital Appreciation Fund — Class II	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
American Century VP Disciplined Core Value Fund — Class II	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
American Century VP Growth Fund — Class II	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
American Century VP Mid Cap Value Fund — Class II	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
American Century VP Value Fund — Class II	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
American Funds Asset Allocation Fund — Class 4	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
American Funds Capital Income Builder® — Class 4	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
American Funds Capital World Growth and Income Fund — Class 4	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
American Funds Global Growth Fund — Class 4	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
American Funds Growth Fund — Class 4	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
American Funds Growth-Income Fund — Class 4	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
American Funds International Fund — Class 4	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
American Funds Managed Risk Asset Allocation Fund — Class P2	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
American Funds New World Fund — Class 4	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
American Funds The Bond Fund of America — Class 4	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023

Sub-account	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
American Funds Washington Mutual Investors FundSM — Class 4	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
BlackRock Basic Value V.I. Fund — Class III	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
BlackRock Capital Appreciation V.I. Fund — Class III	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
BlackRock Equity Dividend V.I. Fund — Class III	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
BlackRock Global Allocation V.I. Fund — Class III	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
BlackRock High Yield V.I. Fund — Class III	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
BlackRock Managed Volatility V.I. Fund — Class III	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
BlackRock S&P 500 Index V.I. Fund — Class II	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
BlackRock S&P 500 Index V.I. Fund — Class III	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
BlackRock Total Return V.I. Fund — Class III	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
BlackRock U.S. Government Bond V.I. Fund — Class III	For the period from January 1, 2023 to April 28, 2023	For the period from January 1, 2023 to April 28, 2023, and the year ended December 31, 2022	For the period from January 1, 2023 to April 28, 2023, and the two years ended December 31, 2022
Calvert VP EAFE International Index Portfolio — Class F	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Calvert VP Investment Grade Bond Index Portfolio — Class F	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Calvert VP Nasdaq 100 Index Portfolio — Class F	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Calvert VP Russell 2000® Small Cap Index Portfolio — Class F	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Calvert VP S&P MidCap 400 Index Portfolio — Class F	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Delaware Ivy VIP Core Equity — Class II	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Delaware Ivy VIP International Core Equity — Class II	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Delaware Ivy VIP Value — Class II	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Delaware VIP Real Estate Securities — Class II	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
DFA VA Global Bond Portfolio — Institutional Shares	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
DFA VA International Value Portfolio — Institutional Shares	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
DFA VA US Large Value Portfolio — Institutional Shares	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023

Sub-account	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
DFA VA US Targeted Value Portfolio — Institutional Shares	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
FT VIP Franklin Global Real Estate VIP Fund — Class 2	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
FT VIP Franklin Income VIP Fund — Class 4	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
FT VIP Franklin Mutual Global Discovery VIP Fund — Class 4	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
FT VIP Franklin Mutual Shares VIP Fund — Class 4	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
FT VIP Franklin Rising Dividends VIP Fund — Class 4	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
FT VIP Franklin Small Cap Value VIP Fund — Class 4	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
FT VIP Franklin Strategic Income VIP Fund — Class 4	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
FT VIP Templeton Foreign Fund — Class 4	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
FT VIP Templeton Global Bond Fund — Class 4	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
FT VIP Templeton Growth Fund — Class 4	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Global Atlantic American Funds® Managed Risk Portfolio — Class II	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Global Atlantic Balanced Managed Risk Portfolio — Class II	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Global Atlantic Blackrock Selects Managed Risk Portfolio — Class II	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio — Class II	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Global Atlantic Growth Managed Risk Portfolio — Class II	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Global Atlantic Moderate Growth Managed Risk Portfolio — Class II	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Global Atlantic Select Advisor Managed Risk Portfolio — Class II	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Global Atlantic Wellington Research Managed Risk Portfolio — Class II	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Goldman Sachs VIT Core Fixed Income Fund — Service Shares	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Goldman Sachs VIT International Equity Insights Fund — Service Shares	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Goldman Sachs VIT Mid Cap Growth Fund — Service Shares	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Goldman Sachs VIT Mid Cap Value Fund — Service Shares	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023

Sub-account	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio — Advisor Shares	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Goldman Sachs VIT Small Cap Equity Insights Fund — Service Shares	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Goldman Sachs VIT Trend Driven Allocation Fund — Service Shares	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Goldman Sachs VIT U.S. Equity Insights Fund — Service Shares	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Hartford Capital Appreciation HLS Fund — Class IB	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Hartford Disciplined Equity HLS Fund — Class IB	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Hartford Dividend and Growth HLS Fund — Class IB	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Hartford International Opportunities HLS Fund — Class IB	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Hartford Total Return Bond HLS Fund — Class IB	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Invesco Oppenheimer V.I. International Growth Fund — Series II	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Invesco V.I. Balanced-Risk Allocation Fund — Series II Shares	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Invesco V.I. Comstock Fund — Series II Shares	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Invesco V.I. Core Equity Fund — Series II Shares	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Invesco V.I. Discovery Mid Cap Growth Fund — Series II	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Invesco V.I. Equity and Income Fund — Series II Shares	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Invesco V.I. EQV International Equity Fund — Series II Shares	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Invesco V.I. Global Fund — Series II	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Invesco V.I. Global Real Estate Fund — Series II Shares	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Invesco V.I. Government Money Market Fund — Series I Shares	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Invesco V.I. Main Street Mid Cap Fund® — Series II Shares	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Invesco V.I. Main Street Small Cap Fund® — Series II	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Invesco V.I. Small Cap Equity Fund — Series II Shares	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Lord Abbett Bond Debenture Portfolio — Class VC	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023

Sub-account	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Lord Abbett Fundamental Equity Portfolio — Class VC	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Lord Abbett Growth Opportunities Portfolio — Class VC	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Lord Abbett Mid Cap Stock Portfolio — Class VC	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Lord Abbett Short Duration Income Portfolio — Class VC	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
MFS® Blended Research® Core Equity Portfolio — Service Class	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
MFS® Blended Research® Small Cap Equity Portfolio — Service Class	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
MFS® Global Real Estate Portfolio — Service Class	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
MFS® Growth Series — Service Class	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
MFS® International Intrinsic Value Portfolio — Service Class	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
MFS® Investors Trust Series — Service Class	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
MFS® Mid Cap Growth Series — Service Class	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
MFS® Mid Cap Value Portfolio — Service Class	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
MFS® New Discovery Series — Service Class	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
MFS® Research International Portfolio — Service Class	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
MFS® Total Return Bond Series — Service Class	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
MFS® Utilities Series — Service Class	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
MFS® Value Series — Service Class	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
PIMCO All Asset Portfolio — Advisor Class	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
PIMCO CommodityRealReturn® Strategy Portfolio — Advisor Class	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
PIMCO Dynamic Bond Portfolio — Advisor Class	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
PIMCO Emerging Markets Bond Portfolio — Advisor Class	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
PIMCO Global Managed Asset Allocation Portfolio — Advisor Class	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
PIMCO High Yield Portfolio — Advisor Class	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023

Sub-account	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
PIMCO International Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
PIMCO Real Return Portfolio — Advisor Class	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
PIMCO StocksPLUS® Global Portfolio — Advisor Class	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
PIMCO Total Return Portfolio — Advisor Class	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Putnam VT Core Equity Fund — Class IB	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Putnam VT Global Asset Allocation Fund — Class IB	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Putnam VT Income Fund — Class IB	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Putnam VT International Value Fund — Class IB	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Putnam VT Large Cap Growth Fund — Class IB	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Putnam VT Large Cap Value Fund — Class IB	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Putnam VT Mortgage Securities Fund — Class IB	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
Putnam VT Multi-Asset Absolute Return Fund — Class IB	For the period from January 1, 2023 to April 21, 2023	For the period from January 1, 2023 to April 21, 2023, and the year ended December 31, 2022	For the period from January 1, 2023 to April 21, 2023, and the two years ended December 31, 2022
Putnam VT Small Cap Value Fund — Class IB	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
TOPS® Managed Risk Balanced ETF Portfolio — Class 3	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
TOPS® Managed Risk Growth ETF Portfolio — Class 3	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023
TOPS® Managed Risk Moderate Growth ETF Portfolio — Class 3	For the year ended December 31, 2023	For the two years ended December 31, 2023	For the three years ended December 31, 2023

The financial highlights for the years ended December 31, 2020 and 2019 were audited by other auditors whose report, dated April 6, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2023, by correspondence with each Sub-Account's fund manager. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts
April 15, 2024

We have served as the auditor of one or more separate accounts of Forethought Life Insurance Company since 2021.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets
December 31, 2023

	AB VPS Relative Value Portfolio (a)	American Century VP Capital Appreciation Fund	American Century VP Disciplined Core Value Fund	American Century VP Growth Fund	American Century VP Mid Cap Value Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$38,599	$111,297	$—	$2,551,635	$1,305,615
Investment income receivable	—	—	—	—	—
Net assets	38,599	111,297	—	2,551,635	1,305,615
Net assets by category:
Accumulation reserves	38,599	111,297	—	2,551,635	1,305,615
Net assets	38,599	111,297	—	2,551,635	1,305,615
Units outstanding, December 31, 2023	1,949	5,359	—	70,421	61,497
Investments in shares of the Underlying Funds, at cost	$39,905	$114,453	$—	$1,961,092	$1,330,949
Underlying Fund shares held	1,341	8,013	—	129,656	67,058

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2023

	American Century VP Value Fund	American Funds Asset Allocation Fund	American Funds Capital Income Builder®	American Funds Capital World Growth and Income Fund	American Funds Global Growth Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$1,875,761	$2,457,889	$1,480,547	$1,110,663	$4,296,316
Investment income receivable	—	—	—	—	—
Net assets	1,875,761	2,457,889	1,480,547	1,110,663	4,296,316
Net assets by category:
Accumulation reserves	1,875,761	2,457,889	1,480,547	1,110,663	4,296,316
Net assets	1,875,761	2,457,889	1,480,547	1,110,663	4,296,316
Units outstanding, December 31, 2023	94,628	145,681	105,377	59,659	206,868
Investments in shares of the Underlying Funds, at cost	$1,638,454	$2,438,764	$1,300,479	$1,125,360	$4,113,848
Underlying Fund shares held	153,625	105,308	127,633	82,516	129,877

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2023

	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds Managed Risk Asset Allocation Fund	American Funds New World Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$20,019,444	$12,340,535	$2,203,023	$471,513,032	$1,370,461
Investment income receivable	—	—	—	—	—
Net assets	20,019,444	12,340,535	2,203,023	471,513,032	1,370,461
Net assets by category:
Accumulation reserves	20,019,444	12,340,535	2,203,023	471,513,032	1,370,461
Net assets	20,019,444	12,340,535	2,203,023	471,513,032	1,370,461
Units outstanding, December 31, 2023	618,047	559,489	159,298	31,293,661	88,859
Investments in shares of the Underlying Funds, at cost	$17,662,762	$10,738,791	$2,413,876	$491,293,953	$1,307,386
Underlying Fund shares held	209,190	215,217	128,606	40,894,452	54,928

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2023

	American Funds The Bond Fund of America	American Funds Washington Mutual Investors FundSM	BlackRock Basic Value V.I. Fund	BlackRock Capital Appreciation V.I. Fund	BlackRock Equity Dividend V.I. Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$1,776,447	$8,528,864	$39,772	$1,549,044	$1,957,587
Investment income receivable	—	—	—	—	—
Net assets	1,776,447	8,528,864	39,772	1,549,044	1,957,587
Net assets by category:
Accumulation reserves	1,776,447	8,528,864	39,772	1,549,044	1,957,587
Net assets	1,776,447	8,528,864	39,772	1,549,044	1,957,587
Units outstanding, December 31, 2023	169,598	413,173	2,234	51,418	89,207
Investments in shares of the Underlying Funds, at cost	$1,947,186	$8,185,888	$43,246	$1,586,090	$2,046,306
Underlying Fund shares held	189,994	606,605	3,114	191,004	184,678

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2023

	BlackRock Global Allocation V.I. Fund	BlackRock High Yield V.I. Fund	BlackRock Managed Volatility V.I. Fund	BlackRock S&P 500 Index V.I. Fund Class II	BlackRock S&P 500 Index V.I. Fund Class III
Assets:
Investments in shares of the Underlying Funds, at fair value	$3,638,181	$1,210,882	$14,129,324	$7,476,410	$2,719,330
Investment income receivable	—	6,220	—	—	—
Net assets	3,638,181	1,217,102	14,129,324	7,476,410	2,719,330
Net assets by category:
Accumulation reserves	3,638,181	1,217,102	14,129,324	7,476,410	2,719,330
Net assets	3,638,181	1,217,102	14,129,324	7,476,410	2,719,330
Units outstanding, December 31, 2023	240,441	87,534	1,281,801	309,057	148,088
Investments in shares of the Underlying Funds, at cost	$4,069,146	$1,281,921	$14,556,740	$6,578,670	$2,433,204
Underlying Fund shares held	279,216	177,030	1,069,593	256,129	93,032

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2023

	BlackRock Total Return V.I. Fund	BlackRock U.S. Government Bond V.I. Fund (b)	Calvert VP EAFE International Index Portfolio	Calvert VP Investment Grade Bond Index Portfolio	Calvert VP Nasdaq 100 Index Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$910,469	$—	$385,826	$259,638	$4,181,854
Investment income receivable	2,751	—	—	—	—
Net assets	913,220	—	385,826	259,638	4,181,854
Net assets by category:
Accumulation reserves	913,220	—	385,826	259,638	4,181,854
Net assets	913,220	—	385,826	259,638	4,181,854
Units outstanding, December 31, 2023	89,691	—	27,138	26,116	121,598
Investments in shares of the Underlying Funds, at cost	$1,067,151	$—	$354,713	$297,532	$2,219,748
Underlying Fund shares held	90,145	—	4,078	5,495	29,943

(b)  Fund liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2023

	Calvert VP Russell 2000® Small Cap Index Portfolio	Calvert VP S&P MidCap 400 Index Portfolio	Delaware Ivy VIP Core Equity	Delaware Ivy VIP International Core Equity	Delaware Ivy VIP Value
Assets:
Investments in shares of the Underlying Funds, at fair value	$2,136,687	$1,943,543	$12,361	$1,381,568	$7,540
Investment income receivable	—	—	—	—	—
Net assets	2,136,687	1,943,543	12,361	1,381,568	7,540
Net assets by category:
Accumulation reserves	2,136,687	1,943,543	12,361	1,381,568	7,540
Net assets	2,136,687	1,943,543	12,361	1,381,568	7,540
Units outstanding, December 31, 2023	121,028	99,229	533	102,083	409
Investments in shares of the Underlying Funds, at cost	$2,159,448	$1,866,909	$11,596	$1,316,753	$8,825
Underlying Fund shares held	27,095	16,287	967	85,546	1,496

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2023

	Delaware VIP Real Estate Securities	DFA VA Global Bond Portfolio	DFA VA International Value Portfolio	DFA VA US Large Value Portfolio	DFA VA US Targeted Value Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$11,244	$263,990	$253,797	$735,345	$255,382
Investment income receivable	—	—	—	—	—
Net assets	11,244	263,990	253,797	735,345	255,382
Net assets by category:
Accumulation reserves	11,244	263,990	253,797	735,345	255,382
Net assets	11,244	263,990	253,797	735,345	255,382
Units outstanding, December 31, 2023	768	27,391	18,729	48,258	14,761
Investments in shares of the Underlying Funds, at cost	$14,133	$285,857	$237,221	$620,314	$225,440
Underlying Fund shares held	1,843	27,187	18,648	22,598	11,300

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2023

	FT VIP Franklin Global Real Estate VIP Fund	FT VIP Franklin Income VIP Fund	FT VIP Franklin Mutual Global Discovery VIP Fund	FT VIP Franklin Mutual Shares VIP Fund	FT VIP Franklin Rising Dividends VIP Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$32,487	$2,912,463	$92,216	$1,270,252	$2,366,754
Investment income receivable	—	—	—	—	—
Net assets	32,487	2,912,463	92,216	1,270,252	2,366,754
Net assets by category:
Accumulation reserves	32,487	2,912,463	92,216	1,270,252	2,366,754
Net assets	32,487	2,912,463	92,216	1,270,252	2,366,754
Units outstanding, December 31, 2023	2,619	200,955	5,806	72,071	96,264
Investments in shares of the Underlying Funds, at cost	$41,651	$3,058,987	$91,013	$1,439,169	$2,333,374
Underlying Fund shares held	2,589	198,532	4,859	81,793	87,788

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2023

	FT VIP Franklin Small Cap Value VIP Fund	FT VIP Franklin Strategic Income VIP Fund	FT VIP Templeton Foreign Fund	FT VIP Templeton Global Bond Fund	FT VIP Templeton Growth Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$1,063,050	$941,083	$839,877	$1,603,793	$688,868
Investment income receivable	—	—	—	—	—
Net assets	1,063,050	941,083	839,877	1,603,793	688,868
Net assets by category:
Accumulation reserves	1,063,050	941,083	839,877	1,603,793	688,868
Net assets	1,063,050	941,083	839,877	1,603,793	688,868
Units outstanding, December 31, 2023	54,812	87,282	69,497	186,598	47,320
Investments in shares of the Underlying Funds, at cost	$1,179,031	$1,067,468	$786,476	$2,003,955	$687,166
Underlying Fund shares held	76,589	101,083	57,723	122,147	56,511

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2023

	Global Atlantic American Funds® Managed Risk Portfolio	Global Atlantic Balanced Managed Risk Portfolio	Global Atlantic Blackrock Selects Managed Risk Portfolio	Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	Global Atlantic Growth Managed Risk Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$164,979,167	$85,465,965	$166,746,480	$201,419,632	$303,936,464
Investment income receivable	—	—	—	—	—
Net assets	164,979,167	85,465,965	166,746,480	201,419,632	303,936,464
Net assets by category:
Accumulation reserves	164,979,167	85,465,965	166,746,480	201,419,632	303,936,464
Net assets	164,979,167	85,465,965	166,746,480	201,419,632	303,936,464
Units outstanding, December 31, 2023	11,245,392	6,549,763	13,506,966	13,304,997	21,632,114
Investments in shares of the Underlying Funds, at cost	$170,263,136	$87,189,674	$154,070,963	$159,047,438	$249,264,036
Underlying Fund shares held	15,787,480	7,336,134	15,325,963	14,224,550	23,361,757

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2023

	Global Atlantic Moderate Growth Managed Risk Portfolio	Global Atlantic Select Advisor Managed Risk Portfolio	Global Atlantic Wellington Research Managed Risk Portfolio	Goldman Sachs VIT Core Fixed Income Fund	Goldman Sachs VIT International Equity Insights Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$98,660,996	$76,045,020	$338,651,774	$1,455,775	$179,230
Investment income receivable	—	—	—	—	—
Net assets	98,660,996	76,045,020	338,651,774	1,455,775	179,230
Net assets by category:
Accumulation reserves	98,660,996	76,045,020	338,651,774	1,455,775	179,230
Net assets	98,660,996	76,045,020	338,651,774	1,455,775	179,230
Units outstanding, December 31, 2023	7,129,247	5,206,134	22,034,719	144,249	12,892
Investments in shares of the Underlying Funds, at cost	$88,113,858	$76,331,239	$307,392,900	$1,619,056	$171,320
Underlying Fund shares held	8,147,068	6,832,437	25,085,317	150,546	20,138

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2023

	Goldman Sachs VIT Mid Cap Growth Fund	Goldman Sachs VIT Mid Cap Value Fund	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	Goldman Sachs VIT Small Cap Equity Insights Fund	Goldman Sachs VIT Trend Driven Allocation Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$110,826	$193,101	$60,731	$595,765	$71,392
Investment income receivable	—	—	—	—	—
Net assets	110,826	193,101	60,731	595,765	71,392
Net assets by category:
Accumulation reserves	110,826	193,101	60,731	595,765	71,392
Net assets	110,826	193,101	60,731	595,765	71,392
Units outstanding, December 31, 2023	5,201	10,446	6,035	33,177	5,432
Investments in shares of the Underlying Funds, at cost	$146,009	$197,012	$66,975	$634,612	$83,438
Underlying Fund shares held	10,855	11,912	6,870	49,156	6,290

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2023

	Goldman Sachs VIT U.S. Equity Insights Fund	Hartford Capital Appreciation HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford International Opportunities HLS Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$2,908,481	$1,808,773	$535,934	$1,972,721	$656,439
Investment income receivable	—	—	—	—	—
Net assets	2,908,481	1,808,773	535,934	1,972,721	656,439
Net assets by category:
Accumulation reserves	2,908,481	1,808,773	535,934	1,972,721	656,439
Net assets	2,908,481	1,808,773	535,934	1,972,721	656,439
Units outstanding, December 31, 2023	132,026	75,790	39,529	69,771	42,794
Investments in shares of the Underlying Funds, at cost	$2,690,167	$1,865,766	$447,508	$1,968,770	$638,823
Underlying Fund shares held	147,564	40,311	28,938	87,989	42,488

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2023

	Hartford Total Return Bond HLS Fund	Invesco Oppenheimer V.I. International Growth Fund	Invesco V.I. Balanced-Risk Allocation Fund	Invesco V.I. Comstock Fund	Invesco V.I. Core Equity Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$1,740,997	$172,148	$854,661	$853,385	$649,144
Investment income receivable	—	—	—	—	—
Net assets	1,740,997	172,148	854,661	853,385	649,144
Net assets by category:
Accumulation reserves	1,740,997	172,148	854,661	853,385	649,144
Net assets	1,740,997	172,148	854,661	853,385	649,144
Units outstanding, December 31, 2023	159,070	12,404	65,426	42,611	29,107
Investments in shares of the Underlying Funds, at cost	$2,021,798	$197,806	$1,071,724	$785,991	$703,349
Underlying Fund shares held	182,878	80,443	100,785	43,585	22,292

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2023

	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Equity and Income Fund	Invesco V.I. EQV International Equity Fund	Invesco V.I. Global Fund	Invesco V.I. Global Real Estate Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$429,312	$589,065	$1,241,605	$337,410	$227,745
Investment income receivable	—	—	—	—	—
Net assets	429,312	589,065	1,241,605	337,410	227,745
Net assets by category:
Accumulation reserves	429,312	589,065	1,241,605	337,410	227,745
Net assets	429,312	589,065	1,241,605	337,410	227,745
Units outstanding, December 31, 2023	20,633	35,693	81,933	17,755	21,455
Investments in shares of the Underlying Funds, at cost	$533,066	$605,543	$1,223,629	$387,251	$253,011
Underlying Fund shares held	7,949	36,006	37,096	9,505	16,685

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2023

	Invesco V.I. Government Money Market Fund	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Main Street Small Cap Fund®	Invesco V.I. Small Cap Equity Fund	Lord Abbett Bond Debenture Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$4,836,393	$484,713	$380,997	$704,471	$3,195,567
Investment income receivable	—	—	—	—	—
Net assets	4,836,393	484,713	380,997	704,471	3,195,567
Net assets by category:
Accumulation reserves	4,836,393	484,713	380,997	704,471	3,195,567
Net assets	4,836,393	484,713	380,997	704,471	3,195,567
Units outstanding, December 31, 2023	478,447	27,169	19,005	35,625	252,187
Investments in shares of the Underlying Funds, at cost	$4,836,393	$558,276	$361,386	$785,223	$3,680,930
Underlying Fund shares held	4,836,393	51,620	14,487	45,479	309,648

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2023

	Lord Abbett Fundamental Equity Portfolio	Lord Abbett Growth Opportunities Portfolio	Lord Abbett Mid Cap Stock Portfolio	Lord Abbett Short Duration Income Portfolio	MFS® Blended Research® Core Equity Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$1,317,925	$536,038	$347,834	$770,628	$190,537
Investment income receivable	—	—	—	—	—
Net assets	1,317,925	536,038	347,834	770,628	190,537
Net assets by category:
Accumulation reserves	1,317,925	536,038	347,834	770,628	190,537
Net assets	1,317,925	536,038	347,834	770,628	190,537
Units outstanding, December 31, 2023	58,261	26,645	21,729	71,674	8,377
Investments in shares of the Underlying Funds, at cost	$1,328,573	$767,239	$342,350	$833,472	$190,848
Underlying Fund shares held	78,495	60,094	13,487	59,143	3,486

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2023

	MFS® Blended Research® Small Cap Equity Portfolio	MFS® Global Real Estate Portfolio	MFS® Growth Series	MFS® International Intrinsic Value Portfolio	MFS® Investors Trust Series
Assets:
Investments in shares of the Underlying Funds, at fair value	$499,857	$91,592	$3,473,755	$1,000,734	$432,295
Investment income receivable	—	—	—	—	—
Net assets	499,857	91,592	3,473,755	1,000,734	432,295
Net assets by category:
Accumulation reserves	499,857	91,592	3,473,755	1,000,734	432,295
Net assets	499,857	91,592	3,473,755	1,000,734	432,295
Units outstanding, December 31, 2023	25,851	6,107	104,354	54,314	15,005
Investments in shares of the Underlying Funds, at cost	$547,729	$97,241	$3,149,792	$909,720	$359,221
Underlying Fund shares held	52,672	5,750	62,388	34,712	12,253

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2023

	MFS® Mid Cap Growth Series	MFS® Mid Cap Value Portfolio	MFS® New Discovery Series	MFS® Research International Portfolio	MFS® Total Return Bond Series
Assets:
Investments in shares of the Underlying Funds, at fair value	$251,614	$1,468,778	$822,703	$67,182	$80,779
Investment income receivable	—	—	—	—	—
Net assets	251,614	1,468,778	822,703	67,182	80,779
Net assets by category:
Accumulation reserves	251,614	1,468,778	822,703	67,182	80,779
Net assets	251,614	1,468,778	822,703	67,182	80,779
Units outstanding, December 31, 2023	10,854	77,255	38,217	4,568	7,664
Investments in shares of the Underlying Funds, at cost	$305,754	$1,320,525	$1,190,251	$62,567	$86,445
Underlying Fund shares held	33,910	151,733	81,456	4,040	7,043

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2023

	MFS® Utilities Series	MFS® Value Series	PIMCO All Asset Portfolio	PIMCO CommodityRealReturn® Strategy Portfolio	PIMCO Dynamic Bond Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$274,235	$1,314,145	$145,170	$538,364	$99,864
Investment income receivable	—	—	—	—	—
Net assets	274,235	1,314,145	145,170	538,364	99,864
Net assets by category:
Accumulation reserves	274,235	1,314,145	145,170	538,364	99,864
Net assets	274,235	1,314,145	145,170	538,364	99,864
Units outstanding, December 31, 2023	16,310	54,326	10,842	41,114	8,640
Investments in shares of the Underlying Funds, at cost	$284,736	$1,211,224	$165,499	$674,203	$116,631
Underlying Fund shares held	8,695	63,455	15,779	98,601	11,505

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2023

	PIMCO Emerging Markets Bond Portfolio	PIMCO Global Managed Asset Allocation Portfolio	PIMCO High Yield Portfolio	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	PIMCO Real Return Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$99,696	$32,499	$220,028	$376,806	$40,940
Investment income receivable	—	—	—	—	—
Net assets	99,696	32,499	220,028	376,806	40,940
Net assets by category:
Accumulation reserves	99,696	32,499	220,028	376,806	40,940
Net assets	99,696	32,499	220,028	376,806	40,940
Units outstanding, December 31, 2023	8,427	2,274	18,655	34,003	3,691
Investments in shares of the Underlying Funds, at cost	$112,888	$40,133	$221,592	$415,387	$48,486
Underlying Fund shares held	9,450	3,457	30,645	38,332	3,538

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2023

	PIMCO StocksPLUS® Global Portfolio	PIMCO Total Return Portfolio	Putnam VT Core Equity Fund (a)	Putnam VT Global Asset Allocation Fund	Putnam VT Income Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$377,521	$2,674,571	$44,473	$19,805	$1,683,600
Investment income receivable	—	—	—	—	—
Net assets	377,521	2,674,571	44,473	19,805	1,683,600
Net assets by category:
Accumulation reserves	377,521	2,674,571	44,473	19,805	1,683,600
Net assets	377,521	2,674,571	44,473	19,805	1,683,600
Units outstanding, December 31, 2023	19,077	258,514	1,747	1,282	161,445
Investments in shares of the Underlying Funds, at cost	$419,180	$3,140,206	$43,514	$19,176	$2,170,811
Underlying Fund shares held	54,086	291,348	2,362	1,109	203,088

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2023

	Putnam VT International Value Fund	Putnam VT Large Cap Growth Fund (a)	Putnam VT Large Cap Value Fund	Putnam VT Mortgage Securities Fund	Putnam VT Multi-Asset Absolute Return Fund (b)
Assets:
Investments in shares of the Underlying Funds, at fair value	$66,634	$834,092	$2,360,363	$275,499	$—
Investment income receivable	—	—	—	—	—
Net assets	66,634	834,092	2,360,363	275,499	—
Net assets by category:
Accumulation reserves	66,634	834,092	2,360,363	275,499	—
Net assets	66,634	834,092	2,360,363	275,499	—
Units outstanding, December 31, 2023	4,470	27,908	87,768	29,018	—
Investments in shares of the Underlying Funds, at cost	$60,184	$676,118	$1,924,320	$355,139	$—
Underlying Fund shares held	5,666	61,876	81,900	43,454	—

(a)  Name change. See Note 1.

(b)  Fund liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (concluded)
December 31, 2023

	Putnam VT Small Cap Value Fund	TOPS® Managed Risk Balanced ETF Portfolio	TOPS® Managed Risk Growth ETF Portfolio	TOPS® Managed Risk Moderate Growth ETF Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$467,794	$17,761,180	$62,604,224	$40,570,640
Investment income receivable	—	—	—	—
Net assets	467,794	17,761,180	62,604,224	40,570,640
Net assets by category:
Accumulation reserves	467,794	17,761,180	62,604,224	40,570,640
Net assets	467,794	17,761,180	62,604,224	40,570,640
Units outstanding, December 31, 2023	23,981	1,364,399	4,637,461	2,968,533
Investments in shares of the Underlying Funds, at cost	$466,498	$26,803,639	$86,388,719	$67,286,682
Underlying Fund shares held	40,927	1,293,604	5,221,370	3,415,037

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations
For the Year Ended December 31, 2023

	AB VPS Relative Value Portfolio (a)	American Century VP Capital Appreciation Fund	American Century VP Disciplined Core Value Fund	American Century VP Growth Fund	American Century VP Mid Cap Value Fund
Investment income:
Dividends	$461	$—	$—	$—	$33,121
Expenses:
Mortality and expense risk fees	338	600	16	15,924	10,051
Other expense fees	85	205	4	5,049	3,074
Total expenses	423	805	20	20,973	13,125
Net investment income (loss)	38	(805)	(20)	(20,973)	19,996
Realized and unrealized gain (loss) on investments:
Capital gain distributions	2,913	152	—	—	187,035
Net realized gain (loss) from sales of investments	(2,476)	(4,891)	(2,876)	82,508	(24,448)
Net realized gain (loss)	437	(4,739)	(2,876)	82,508	162,587
Change in unrealized gain (loss)	2,324	24,091	2,424	823,851	(111,223)
Net realized and unrealized gain (loss)	2,761	19,352	(452)	906,359	51,364
Net increase (decrease) in net assets from operations	$2,799	$18,547	$(472)	$885,386	$71,360

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2023

	American Century VP Value Fund	American Funds Asset Allocation Fund	American Funds Capital Income Builder®	American Funds Capital World Growth and Income Fund	American Funds Global Growth Fund
Investment income:
Dividends	$41,480	$46,744	$37,847	$19,001	$27,814
Expenses:
Mortality and expense risk fees	13,348	16,713	10,973	6,504	28,474
Other expense fees	3,730	4,570	2,794	2,282	7,820
Total expenses	17,078	21,283	13,767	8,786	36,294
Net investment income (loss)	24,402	25,461	24,080	10,215	(8,480)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	151,195	89,726	—	—	301,759
Net realized gain (loss) from sales of investments	40,260	(4,488)	1,371	(42,227)	7,126
Net realized gain (loss)	191,455	85,238	1,371	(42,227)	308,885
Change in unrealized gain (loss)	(72,637)	175,770	80,309	239,542	452,444
Net realized and unrealized gain (loss)	118,818	261,008	81,680	197,315	761,329
Net increase (decrease) in net assets from operations	$143,220	$286,469	$105,760	$207,530	$752,849

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2023

	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds Managed Risk Asset Allocation Fund	American Funds New World Fund
Investment income:
Dividends	$31,299	$135,725	$23,661	$8,806,346	$16,400
Expenses:
Mortality and expense risk fees	129,684	87,812	15,469	2,960,100	9,199
Other expense fees	36,398	23,668	4,464	1,435,312	2,798
Total expenses	166,082	111,480	19,933	4,395,412	11,997
Net investment income (loss)	(134,783)	24,245	3,728	4,410,934	4,403
Realized and unrealized gain (loss) on investments:
Capital gain distributions	1,042,666	632,571	—	56,598,761	—
Net realized gain (loss) from sales of investments	87,859	243,358	(63,831)	(5,066,230)	(817)
Net realized gain (loss)	1,130,525	875,929	(63,831)	51,532,531	(817)
Change in unrealized gain (loss)	4,712,292	1,726,333	365,699	(14,610,327)	197,189
Net realized and unrealized gain (loss)	5,842,817	2,602,262	301,868	36,922,204	196,372
Net increase (decrease) in net assets from operations	$5,708,034	$2,626,507	$305,596	$41,333,138	$200,775

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2023

	American Funds The Bond Fund of America	American Funds Washington Mutual Investors FundSM	BlackRock Basic Value V.I. Fund	BlackRock Capital Appreciation V.I. Fund	BlackRock Equity Dividend V.I. Fund
Investment income:
Dividends	$57,104	$133,051	$577	$—	$35,208
Expenses:
Mortality and expense risk fees	12,292	61,164	316	9,773	12,017
Other expense fees	2,949	15,387	75	3,181	3,973
Total expenses	15,241	76,551	391	12,954	15,990
Net investment income (loss)	41,863	56,500	186	(12,954)	19,218
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	72,214	1,528	77,713	93,911
Net realized gain (loss) from sales of investments	(6,758)	(20,460)	(292)	(121,487)	(34,547)
Net realized gain (loss)	(6,758)	51,754	1,236	(43,774)	59,364
Change in unrealized gain (loss)	11,386	1,049,809	3,975	663,768	126,508
Net realized and unrealized gain (loss)	4,628	1,101,563	5,211	619,994	185,872
Net increase (decrease) in net assets from operations	$46,491	$1,158,063	$5,397	$607,040	$205,090

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2023

	BlackRock Global Allocation V.I. Fund	BlackRock High Yield V.I. Fund	BlackRock Managed Volatility V.I. Fund	BlackRock S&P 500 Index V.I. Fund Class II	BlackRock S&P 500 Index V.I. Fund Class III
Investment income:
Dividends	$88,019	$76,956	$1,150,457	$84,966	$28,333
Expenses:
Mortality and expense risk fees	20,640	7,837	88,823	53,396	13,003
Other expense fees	7,224	3,667	28,992	13,796	4,104
Total expenses	27,864	11,504	117,815	67,192	17,107
Net investment income (loss)	60,155	65,452	1,032,642	17,774	11,226
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	—	—	279,273	97,293
Net realized gain (loss) from sales of investments	(76,429)	(39,154)	163,072	51,256	26,910
Net realized gain (loss)	(76,429)	(39,154)	163,072	330,529	124,203
Change in unrealized gain (loss)	407,532	113,031	(874,908)	1,200,518	336,898
Net realized and unrealized gain (loss)	331,103	73,877	(711,836)	1,531,047	461,101
Net increase (decrease) in net assets from operations	$391,258	$139,329	$320,806	$1,548,821	$472,327
The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2023

	BlackRock Total Return V.I. Fund	BlackRock U.S. Government Bond V.I. Fund (b)	Calvert VP EAFE International Index Portfolio	Calvert VP Investment Grade Bond Index Portfolio	Calvert VP Nasdaq 100 Index Portfolio
Investment income:
Dividends	$32,971	$3,594	$10,908	$7,015	$12,354
Expenses:
Mortality and expense risk fees	7,164	839	2,755	2,063	29,271
Other expense fees	1,844	431	703	785	11,025
Total expenses	9,008	1,270	3,458	2,848	40,296
Net investment income (loss)	23,963	2,324	7,450	4,167	(27,942)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	—	—	—	—
Net realized gain (loss) from sales of investments	(38,289)	(63,191)	986	(5,398)	175,375
Net realized gain (loss)	(38,289)	(63,191)	986	(5,398)	175,375
Change in unrealized gain (loss)	56,152	70,577	45,899	11,652	1,360,175
Net realized and unrealized gain (loss)	17,863	7,386	46,885	6,254	1,535,550
Net increase (decrease) in net assets from operations	$41,826	$9,710	$54,335	$10,421	$1,507,608

(b)  Fund liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2023

	Calvert VP Russell 2000® Small Cap Index Portfolio	Calvert VP S&P MidCap 400 Index Portfolio	Delaware Ivy VIP Core Equity	Delaware Ivy VIP International Core Equity	Delaware Ivy VIP Value
Investment income:
Dividends	$17,380	$22,247	$42	$22,140	$108
Expenses:
Mortality and expense risk fees	12,890	10,616	88	11,074	57
Other expense fees	3,880	3,523	22	2,768	14
Total expenses	16,770	14,139	110	13,842	71
Net investment income (loss)	610	8,108	(68)	8,298	37
Realized and unrealized gain (loss) on investments:
Capital gain distributions	1,107	75,068	1,049	—	1,047
Net realized gain (loss) from sales of investments	(5,527)	1,939	(1)	(1,511)	(12)
Net realized gain (loss)	(4,420)	77,007	1,048	(1,511)	1,035
Change in unrealized gain (loss)	289,152	169,955	1,267	179,054	(561)
Net realized and unrealized gain (loss)	284,732	246,962	2,315	177,543	474
Net increase (decrease) in net assets from operations	$285,342	$255,070	$2,247	$185,841	$511

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2023

	Delaware VIP Real Estate Securities	DFA VA Global Bond Portfolio	DFA VA International Value Portfolio	DFA VA US Large Value Portfolio	DFA VA US Targeted Value Portfolio
Investment income:
Dividends	$213	$10,242	$11,485	$15,788	$3,634
Expenses:
Mortality and expense risk fees	52	2,047	1,891	5,524	1,805
Other expense fees	21	1,408	1,300	3,748	1,241
Total expenses	73	3,455	3,191	9,272	3,046
Net investment income (loss)	140	6,787	8,294	6,516	588
Realized and unrealized gain (loss) on investments:
Capital gain distributions	984	—	2,292	9,622	16,168
Net realized gain (loss) from sales of investments	(24)	(277)	175	1,277	808
Net realized gain (loss)	960	(277)	2,467	10,899	16,976
Change in unrealized gain (loss)	(196)	2,695	24,765	45,953	22,525
Net realized and unrealized gain (loss)	764	2,418	27,232	56,852	39,501
Net increase (decrease) in net assets from operations	$904	$9,205	$35,526	$63,368	$40,089

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2023

	FT VIP Franklin Global Real Estate VIP Fund	FT VIP Franklin Income VIP Fund	FT VIP Franklin Mutual Global Discovery VIP Fund	FT VIP Franklin Mutual Shares VIP Fund	FT VIP Franklin Rising Dividends VIP Fund
Investment income:
Dividends	$857	$142,924	$1,944	$28,092	$20,019
Expenses:
Mortality and expense risk fees	60	14,391	674	10,864	16,093
Other expense fees	89	5,675	169	3,170	4,654
Total expenses	149	20,066	843	14,034	20,747
Net investment income (loss)	708	122,858	1,101	14,058	(728)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	176,101	4,480	136,657	247,473
Net realized gain (loss) from sales of investments	(54)	(25,961)	(28)	(121,121)	(5,642)
Net realized gain (loss)	(54)	150,140	4,452	15,536	241,831
Change in unrealized gain (loss)	2,534	(62,279)	9,156	139,608	3,031
Net realized and unrealized gain (loss)	2,480	87,861	13,608	155,144	244,862
Net increase (decrease) in net assets from operations	$3,188	$210,719	$14,709	$169,202	$244,134

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2023

	FT VIP Franklin Small Cap Value VIP Fund	FT VIP Franklin Strategic Income VIP Fund	FT VIP Templeton Foreign Fund	FT VIP Templeton Global Bond Fund	FT VIP Templeton Growth Fund
Investment income:
Dividends	$4,470	$39,255	$25,790	$—	$22,568
Expenses:
Mortality and expense risk fees	7,451	5,350	6,203	15,211	3,967
Other expense fees	2,199	1,848	1,751	4,291	1,442
Total expenses	9,650	7,198	7,954	19,502	5,409
Net investment income (loss)	(5,180)	32,057	17,836	(19,502)	17,159
Realized and unrealized gain (loss) on investments:
Capital gain distributions	56,520	—	—	—	—
Net realized gain (loss) from sales of investments	(75,169)	(36,401)	(3,479)	(347,410)	(6,910)
Net realized gain (loss)	(18,649)	(36,401)	(3,479)	(347,410)	(6,910)
Change in unrealized gain (loss)	139,877	70,381	145,026	368,485	123,757
Net realized and unrealized gain (loss)	121,228	33,980	141,547	21,075	116,847
Net increase (decrease) in net assets from operations	$116,048	$66,037	$159,383	$1,573	$134,006

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2023

	Global Atlantic American Funds® Managed Risk Portfolio	Global Atlantic Balanced Managed Risk Portfolio	Global Atlantic Blackrock Selects Managed Risk Portfolio	Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	Global Atlantic Growth Managed Risk Portfolio
Investment income:
Dividends	$5,500,713	$1,253,987	$1,444,840	$2,371,539	$3,553,450
Expenses:
Mortality and expense risk fees	977,824	507,822	1,009,156	1,242,026	1,909,786
Other expense fees	334,525	174,398	338,872	514,342	762,416
Total expenses	1,312,349	682,220	1,348,028	1,756,368	2,672,202
Net investment income (loss)	4,188,364	571,767	96,812	615,171	881,248
Realized and unrealized gain (loss) on investments:
Capital gain distributions	17,502,215	—	—	10,535,004	13,595,357
Net realized gain (loss) from sales of investments	60,008	(1,193,248)	622,257	7,365,964	8,374,021
Net realized gain (loss)	17,562,223	(1,193,248)	622,257	17,900,968	21,969,378
Change in unrealized gain (loss)	(2,367,153)	8,778,076	16,155,170	(5,061,328)	14,019,468
Net realized and unrealized gain (loss)	15,195,070	7,584,828	16,777,427	12,839,640	35,988,846
Net increase (decrease) in net assets from operations	$19,383,434	$8,156,595	$16,874,239	$13,454,811	$36,870,094

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2023

	Global Atlantic Moderate Growth Managed Risk Portfolio	Global Atlantic Select Advisor Managed Risk Portfolio	Global Atlantic Wellington Research Managed Risk Portfolio	Goldman Sachs VIT Core Fixed Income Fund	Goldman Sachs VIT International Equity Insights Fund
Investment income:
Dividends	$1,298,429	$1,543,182	$2,239,646	$41,849	$4,130
Expenses:
Mortality and expense risk fees	577,435	452,638	2,066,214	12,003	744
Other expense fees	201,037	190,065	683,722	5,231	331
Total expenses	778,472	642,703	2,749,936	17,234	1,075
Net investment income (loss)	519,957	900,479	(510,290)	24,615	3,055
Realized and unrealized gain (loss) on investments:
Capital gain distributions	2,019,906	5,386,324	—	—	—
Net realized gain (loss) from sales of investments	1,399,997	16,094	1,666,679	(35,220)	(248)
Net realized gain (loss)	3,419,903	5,402,418	1,666,679	(35,220)	(248)
Change in unrealized gain (loss)	7,368,076	2,229,572	41,698,456	79,433	24,080
Net realized and unrealized gain (loss)	10,787,979	7,631,990	43,365,135	44,213	23,832
Net increase (decrease) in net assets from operations	$11,307,936	$8,532,469	$42,854,845	$68,828	$26,887

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2023

	Goldman Sachs VIT Mid Cap Growth Fund	Goldman Sachs VIT Mid Cap Value Fund	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	Goldman Sachs VIT Small Cap Equity Insights Fund	Goldman Sachs VIT Trend Driven Allocation Fund
Investment income:
Dividends	$—	$1,337	$3,803	$4,412	$1,188
Expenses:
Mortality and expense risk fees	857	1,435	573	4,440	946
Other expense fees	201	358	139	1,100	320
Total expenses	1,058	1,793	712	5,540	1,266
Net investment income (loss)	(1,058)	(456)	3,091	(1,128)	(78)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	722	4,531	—	—	—
Net realized gain (loss) from sales of investments	(1,115)	(492)	(1,452)	(10,710)	(77,847)
Net realized gain (loss)	(393)	4,039	(1,452)	(10,710)	(77,847)
Change in unrealized gain (loss)	17,774	14,150	2,038	104,148	100,376
Net realized and unrealized gain (loss)	17,381	18,189	586	93,438	22,529
Net increase (decrease) in net assets from operations	$16,323	$17,733	$3,677	$92,310	$22,451

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2023

	Goldman Sachs VIT U.S. Equity Insights Fund	Hartford Capital Appreciation HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford International Opportunities HLS Fund
Investment income:
Dividends	$12,537	$10,901	$2,970	$25,711	$5,882
Expenses:
Mortality and expense risk fees	21,593	10,222	2,940	12,410	4,298
Other expense fees	5,398	4,448	991	3,928	1,408
Total expenses	26,991	14,670	3,931	16,338	5,706
Net investment income (loss)	(14,454)	(3,769)	(961)	9,373	176
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	30,735	3,301	170,651	—
Net realized gain (loss) from sales of investments	(13,395)	(36,440)	1,373	(464)	(10,595)
Net realized gain (loss)	(13,395)	(5,705)	4,674	170,187	(10,595)
Change in unrealized gain (loss)	573,600	316,193	86,642	63,898	83,394
Net realized and unrealized gain (loss)	560,205	310,488	91,316	234,085	72,799
Net increase (decrease) in net assets from operations	$545,751	$306,719	$90,355	$243,458	$72,975

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2023

	Hartford Total Return Bond HLS Fund	Invesco Oppenheimer V.I. International Growth Fund	Invesco V.I. Balanced-Risk Allocation Fund	Invesco V.I. Comstock Fund	Invesco V.I. Core Equity Fund
Investment income:
Dividends	$54,810	$461	$—	$12,682	$2,949
Expenses:
Mortality and expense risk fees	10,115	1,127	7,922	6,538	4,645
Other expense fees	4,363	329	2,281	1,635	1,217
Total expenses	14,478	1,456	10,203	8,173	5,862
Net investment income (loss)	40,332	(995)	(10,203)	4,509	(2,913)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	—	—	91,335	14,650
Net realized gain (loss) from sales of investments	(96,683)	(9,517)	(178,154)	13,545	(10,114)
Net realized gain (loss)	(96,683)	(9,517)	(178,154)	104,880	4,536
Change in unrealized gain (loss)	156,044	42,669	237,917	(25,608)	118,963
Net realized and unrealized gain (loss)	59,361	33,152	59,763	79,272	123,499
Net increase (decrease) in net assets from operations	$99,693	$32,157	$49,560	$83,781	$120,586

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2023

	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Equity and Income Fund	Invesco V.I. EQV International Equity Fund	Invesco V.I. Global Fund	Invesco V.I. Global Real Estate Fund
Investment income:
Dividends	$—	$9,788	$—	$—	$2,640
Expenses:
Mortality and expense risk fees	2,989	4,528	6,908	2,509	1,122
Other expense fees	822	1,125	2,376	613	420
Total expenses	3,811	5,653	9,284	3,122	1,542
Net investment income (loss)	(3,811)	4,135	(9,284)	(3,122)	1,098
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	29,715	904	36,103	—
Net realized gain (loss) from sales of investments	(10,423)	(1,155)	(20,382)	(3,226)	(7,359)
Net realized gain (loss)	(10,423)	28,560	(19,478)	32,877	(7,359)
Change in unrealized gain (loss)	61,389	17,375	222,365	57,388	23,524
Net realized and unrealized gain (loss)	50,966	45,935	202,887	90,265	16,165
Net increase (decrease) in net assets from operations	$47,155	$50,070	$193,603	$87,143	$17,263

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2023

	Invesco V.I. Government Money Market Fund	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Main Street Small Cap Fund®	Invesco V.I. Small Cap Equity Fund	Lord Abbett Bond Debenture Portfolio
Investment income:
Dividends	$252,275	$184	$3,205	$—	$160,060
Expenses:
Mortality and expense risk fees	40,455	4,061	2,560	4,968	22,128
Other expense fees	15,901	1,035	680	1,463	6,343
Total expenses	56,356	5,096	3,240	6,431	28,471
Net investment income (loss)	195,919	(4,912)	(35)	(6,431)	131,589
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	—	—	13,879	—
Net realized gain (loss) from sales of investments	—	(95,236)	(3,503)	(60,768)	(62,096)
Net realized gain (loss)	—	(95,236)	(3,503)	(46,889)	(62,096)
Change in unrealized gain (loss)	—	160,860	59,917	164,889	103,052
Net realized and unrealized gain (loss)	—	65,624	56,414	118,000	40,956
Net increase (decrease) in net assets from operations	$195,919	$60,712	$56,379	$111,569	$172,545

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2023

	Lord Abbett Fundamental Equity Portfolio	Lord Abbett Growth Opportunities Portfolio	Lord Abbett Mid Cap Stock Portfolio	Lord Abbett Short Duration Income Portfolio	MFS® Blended Research® Core Equity Portfolio
Investment income:
Dividends	$7,530	$—	$1,536	$34,725	$1,844
Expenses:
Mortality and expense risk fees	7,704	3,478	2,564	5,069	1,363
Other expense fees	2,718	1,151	639	1,545	341
Total expenses	10,422	4,629	3,203	6,614	1,704
Net investment income (loss)	(2,892)	(4,629)	(1,667)	28,111	140
Realized and unrealized gain (loss) on investments:
Capital gain distributions	38,363	—	9,487	—	13,682
Net realized gain (loss) from sales of investments	(26,757)	(71,938)	(11,972)	(7,763)	(2,682)
Net realized gain (loss)	11,606	(71,938)	(2,485)	(7,763)	11,000
Change in unrealized gain (loss)	165,412	123,565	42,340	11,447	31,132
Net realized and unrealized gain (loss)	177,018	51,627	39,855	3,684	42,132
Net increase (decrease) in net assets from operations	$174,126	$46,998	$38,188	$31,795	$42,272

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2023

	MFS® Blended Research® Small Cap Equity Portfolio	MFS® Global Real Estate Portfolio	MFS® Growth Series	MFS® International Intrinsic Value Portfolio	MFS® Investors Trust Series
Investment income:
Dividends	$2,490	$392	$—	$4,760	$1,899
Expenses:
Mortality and expense risk fees	3,249	797	23,110	7,193	2,303
Other expense fees	869	199	7,195	2,071	863
Total expenses	4,118	996	30,305	9,264	3,166
Net investment income (loss)	(1,628)	(604)	(30,305)	(4,504)	(1,267)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	16,433	4,987	298,873	76,210	23,142
Net realized gain (loss) from sales of investments	(25,289)	(3,381)	(1,078)	31,134	13,454
Net realized gain (loss)	(8,856)	1,606	297,795	107,344	36,596
Change in unrealized gain (loss)	79,104	8,975	785,578	56,037	35,728
Net realized and unrealized gain (loss)	70,248	10,581	1,083,373	163,381	72,324
Net increase (decrease) in net assets from operations	$68,620	$9,977	$1,053,068	$158,877	$71,057

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2023

	MFS® Mid Cap Growth Series	MFS® Mid Cap Value Portfolio	MFS® New Discovery Series	MFS® Research International Portfolio	MFS® Total Return Bond Series
Investment income:
Dividends	$—	$21,198	$—	$514	$2,361
Expenses:
Mortality and expense risk fees	1,448	11,041	5,292	520	631
Other expense fees	480	2,823	1,925	130	187
Total expenses	1,928	13,864	7,217	650	818
Net investment income (loss)	(1,928)	7,334	(7,217)	(136)	1,543
Realized and unrealized gain (loss) on investments:
Capital gain distributions	3,560	47,138	—	—	—
Net realized gain (loss) from sales of investments	(14,252)	10,604	(224,867)	110	(4,580)
Net realized gain (loss)	(10,692)	57,742	(224,867)	110	(4,580)
Change in unrealized gain (loss)	57,216	81,603	347,778	7,270	6,834
Net realized and unrealized gain (loss)	46,524	139,345	122,911	7,380	2,254
Net increase (decrease) in net assets from operations	$44,596	$146,679	$115,694	$7,244	$3,797

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2023

	MFS® Utilities Series	MFS® Value Series	PIMCO All Asset Portfolio	PIMCO CommodityRealReturn® Strategy Portfolio	PIMCO Dynamic Bond Portfolio
Investment income:
Dividends	$9,068	$19,423	$4,050	$87,635	$3,492
Expenses:
Mortality and expense risk fees	2,205	9,214	900	4,467	537
Other expense fees	541	2,781	294	1,951	193
Total expenses	2,746	11,995	1,194	6,418	730
Net investment income (loss)	6,322	7,428	2,856	81,217	2,762
Realized and unrealized gain (loss) on investments:
Capital gain distributions	15,210	97,358	—	—	—
Net realized gain (loss) from sales of investments	2,455	26,388	(4,909)	(1,780)	(1,605)
Net realized gain (loss)	17,665	123,746	(4,909)	(1,780)	(1,605)
Change in unrealized gain (loss)	(33,946)	(42,701)	11,663	(132,777)	4,736
Net realized and unrealized gain (loss)	(16,281)	81,045	6,754	(134,557)	3,131
Net increase (decrease) in net assets from operations	$(9,959)	$88,473	$9,610	$(53,340)	$5,893

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2023

	PIMCO Emerging Markets Bond Portfolio	PIMCO Global Managed Asset Allocation Portfolio	PIMCO High Yield Portfolio	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	PIMCO Real Return Portfolio
Investment income:
Dividends	$5,218	$669	$6,984	$9,367	$1,809
Expenses:
Mortality and expense risk fees	763	288	1,047	3,009	474
Other expense fees	186	61	251	754	215
Total expenses	949	349	1,298	3,763	689
Net investment income (loss)	4,269	320	5,686	5,604	1,120
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	—	—	9,950	—
Net realized gain (loss) from sales of investments	(265)	(108)	(232)	(7,010)	(3,222)
Net realized gain (loss)	(265)	(108)	(232)	2,940	(3,222)
Change in unrealized gain (loss)	4,970	3,156	10,545	19,964	3,499
Net realized and unrealized gain (loss)	4,705	3,048	10,313	22,904	277
Net increase (decrease) in net assets from operations	$8,974	$3,368	$15,999	$28,508	$1,397

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2023

	PIMCO StocksPLUS® Global Portfolio	PIMCO Total Return Portfolio	Putnam VT Core Equity Fund (a)	Putnam VT Global Asset Allocation Fund	Putnam VT Income Fund
Investment income:
Dividends	$11,831	$96,157	$81	$273	$95,721
Expenses:
Mortality and expense risk fees	2,632	18,229	148	146	9,470
Other expense fees	928	9,726	37	36	3,257
Total expenses	3,560	27,955	185	182	12,727
Net investment income (loss)	8,271	68,202	(104)	91	82,994
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	—	1,457	—	—
Net realized gain (loss) from sales of investments	(77,423)	(124,696)	(19)	(10)	(77,796)
Net realized gain (loss)	(77,423)	(124,696)	1,438	(10)	(77,796)
Change in unrealized gain (loss)	162,433	188,252	3,692	2,698	59,472
Net realized and unrealized gain (loss)	85,010	63,556	5,130	2,688	(18,324)
Net increase (decrease) in net assets from operations	$93,281	$131,758	$5,026	$2,779	$64,670

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2023

	Putnam VT International Value Fund	Putnam VT Large Cap Growth Fund (a)	Putnam VT Large Cap Value Fund	Putnam VT Mortgage Securities Fund	Putnam VT Multi-Asset Absolute Return Fund (b)
Investment income:
Dividends	$912	$—	$48,779	$46,415	$5,804
Expenses:
Mortality and expense risk fees	540	5,799	14,290	2,153	217
Other expense fees	124	2,082	4,583	536	54
Total expenses	664	7,881	18,873	2,689	271
Net investment income (loss)	248	(7,881)	29,906	43,726	5,533
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	15,588	136,734	—	—
Net realized gain (loss) from sales of investments	(119)	55,696	27,762	(14,167)	(4,885)
Net realized gain (loss)	(119)	71,284	164,496	(14,167)	(4,885)
Change in unrealized gain (loss)	9,772	296,227	117,492	(18,157)	325
Net realized and unrealized gain (loss)	9,653	367,511	281,988	(32,324)	(4,560)
Net increase (decrease) in net assets from operations	$9,901	$359,630	$311,894	$11,402	$973

(a)  Name change. See Note 1.

(b)  Fund liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (concluded)
For the Year Ended December 31, 2023

	Putnam VT Small Cap Value Fund	TOPS® Managed Risk Balanced ETF Portfolio	TOPS® Managed Risk Growth ETF Portfolio	TOPS® Managed Risk Moderate Growth ETF Portfolio
Investment income:
Dividends	$512	$29,997	$230,450	$141,297
Expenses:
Mortality and expense risk fees	2,220	112,333	399,808	264,818
Other expense fees	679	63,565	385,330	187,854
Total expenses	2,899	175,898	785,138	452,672
Net investment income (loss)	(2,387)	(145,901)	(554,688)	(311,375)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	39,427	82,295	92,392	121,711
Net realized gain (loss) from sales of investments	(11,423)	(1,838,519)	(5,073,560)	(5,574,216)
Net realized gain (loss)	28,004	(1,756,224)	(4,981,168)	(5,452,505)
Change in unrealized gain (loss)	51,492	3,311,827	11,374,987	9,347,819
Net realized and unrealized gain (loss)	79,496	1,555,603	6,393,819	3,895,314
Net increase (decrease) in net assets from operations	$77,109	$1,409,702	$5,839,131	$3,583,939

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets
For the Years Ended December 31, 2023 and 2022

	AB VPS Relative Value Portfolio (a)		American Century VP Capital Appreciation Fund		American Century VP Disciplined Core Value Fund
	2023	2022	2023	2022	2023	2022
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$38	$64	$(805)	$(741)	$(20)	$3
Net realized gain (loss)	437	10,636	(4,739)	12,925	(2,876)	6,354
Change in unrealized gain (loss)	2,324	(14,328)	24,091	(45,199)	2,424	(11,305)
Net increase (decrease) in net assets from operations	2,799	(3,628)	18,547	(33,015)	(472)	(4,948)
From contract transactions:
Net purchase payments	—	—	—	—	—	—
Terminations and withdrawals	(27,065)	—	—	—	(9,111)	(6,401)
Contract benefits	—	—	—	—	—	—
Contract charges	(35)	(33)	(226)	(214)	(12)	(23)
Transfers	255	(3,214)	(1,860)	19,969	(32)	(46,486)
Net increase (decrease) in net assets from Contract transactions	(26,845)	(3,247)	(2,086)	19,755	(9,155)	(52,910)
Net increase (decrease) in net assets	(24,046)	(6,875)	16,461	(13,260)	(9,627)	(57,858)
Net assets:
Beginning of year	62,645	69,520	94,836	108,096	9,627	67,485
End of year	$38,599	$62,645	$111,297	$94,836	$—	$9,627

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2023 and 2022

	American Century VP Growth Fund		American Century VP Mid Cap Value Fund		American Century VP Value Fund
	2023	2022	2023	2022	2023	2022
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(20,973)	$(22,798)	$19,996	$23,491	$24,402	$21,145
Net realized gain (loss)	82,508	256,832	162,587	304,587	191,455	276,109
Change in unrealized gain (loss)	823,851	(1,396,282)	(111,223)	(374,388)	(72,637)	(310,167)
Net increase (decrease) in net assets from operations	885,386	(1,162,248)	71,360	(46,310)	143,220	(12,913)
From contract transactions:
Net purchase payments	2,039	—	—	—	2,446	—
Terminations and withdrawals	(277,055)	(243,430)	(274,055)	(236,360)	(162,545)	(393,116)
Contract benefits	(107,967)	(78,015)	(208,773)	(29,859)	(119,089)	(15,975)
Contract charges	(37,494)	(38,119)	(16,128)	(17,310)	(11,833)	(14,017)
Transfers	(302,293)	292,129	(11,909)	(47,023)	19,257	66,303
Net increase (decrease) in net assets from Contract transactions	(722,770)	(67,435)	(510,865)	(330,552)	(271,764)	(356,805)
Net increase (decrease) in net assets	162,616	(1,229,683)	(439,505)	(376,862)	(128,544)	(369,718)
Net assets:
Beginning of year	2,389,019	3,618,702	1,745,120	2,121,982	2,004,305	2,374,023
End of year	$2,551,635	$2,389,019	$1,305,615	$1,745,120	$1,875,761	$2,004,305

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2023 and 2022

	American Funds Asset Allocation Fund		American Funds Capital Income Builder®		American Funds Capital World Growth and Income Fund
	2023	2022	2023	2022	2023	2022
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$25,461	$17,942	$24,080	$21,998	$10,215	$17,254
Net realized gain (loss)	85,238	247,823	1,371	1,595	(42,227)	285,233
Change in unrealized gain (loss)	175,770	(643,464)	80,309	(148,217)	239,542	(589,262)
Net increase (decrease) in net assets from operations	286,469	(377,699)	105,760	(124,624)	207,530	(286,775)
From contract transactions:
Net purchase payments	—	131,320	—	—	—	50,000
Terminations and withdrawals	(93,875)	(70,648)	—	—	(195,013)	(100,908)
Contract benefits	—	—	—	—	(37,942)	(27,078)
Contract charges	(13,066)	(12,687)	(2,975)	(3,022)	(16,150)	(16,768)
Transfers	33,612	(110,575)	—	—	(51,875)	20,241
Net increase (decrease) in net assets from Contract transactions	(73,329)	(62,590)	(2,975)	(3,022)	(300,980)	(74,513)
Net increase (decrease) in net assets	213,140	(440,289)	102,785	(127,646)	(93,450)	(361,288)
Net assets:
Beginning of year	2,244,749	2,685,038	1,377,762	1,505,408	1,204,113	1,565,401
End of year	$2,457,889	$2,244,749	$1,480,547	$1,377,762	$1,110,663	$1,204,113

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2023 and 2022

	American Funds Global Growth Fund		American Funds Growth Fund		American Funds Growth-Income Fund
	2023	2022	2023	2022	2023	2022
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(8,480)	$(17,155)	$(134,783)	$(149,104)	$24,245	$23,673
Net realized gain (loss)	308,885	410,764	1,130,525	2,969,175	875,929	1,357,754
Change in unrealized gain (loss)	452,444	(1,572,017)	4,712,292	(10,172,430)	1,726,333	(4,017,167)
Net increase (decrease) in net assets from operations	752,849	(1,178,408)	5,708,034	(7,352,359)	2,626,507	(2,635,740)
From contract transactions:
Net purchase payments	47,587	452,051	306,703	580,711	320,983	476,382
Terminations and withdrawals	(52,536)	(123,243)	(1,906,026)	(1,225,753)	(2,282,966)	(307,040)
Contract benefits	(5,899)	(17,519)	(365,111)	—	(620,824)	(61,557)
Contract charges	(8,624)	(8,035)	(120,137)	(117,029)	(82,286)	(84,482)
Transfers	(23,920)	(150,368)	(317,613)	689,393	(136,637)	140,706
Net increase (decrease) in net assets from Contract transactions	(43,392)	152,886	(2,402,184)	(72,678)	(2,801,730)	164,009
Net increase (decrease) in net assets	709,457	(1,025,522)	3,305,850	(7,425,037)	(175,223)	(2,471,731)
Net assets:
Beginning of year	3,586,859	4,612,381	16,713,594	24,138,631	12,515,758	14,987,489
End of year	$4,296,316	$3,586,859	$20,019,444	$16,713,594	$12,340,535	$12,515,758

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2023 and 2022

	American Funds International Fund		American Funds Managed Risk Asset Allocation Fund		American Funds New World Fund
	2023	2022	2023	2022	2023	2022
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$3,728	$15,315	$4,410,934	$7,028,384	$4,403	$3,840
Net realized gain (loss)	(63,831)	255,421	51,532,531	25,068,328	(817)	146,982
Change in unrealized gain (loss)	365,699	(882,960)	(14,610,327)	(129,810,006)	197,189	(626,505)
Net increase (decrease) in net assets from operations	305,596	(612,224)	41,333,138	(97,713,294)	200,775	(475,683)
From contract transactions:
Net purchase payments	4,864	66,513	194,684	1,373,349	6,808	—
Terminations and withdrawals	(223,758)	(142,796)	(51,645,522)	(52,935,903)	(239,272)	(52,380)
Contract benefits	(62,875)	(7,618)	(6,150,862)	(8,608,281)	—	(17,018)
Contract charges	(29,486)	(29,588)	(15,447,399)	(15,500,197)	(4,879)	(5,063)
Transfers	(3,155)	174,149	(2,053,698)	(1,946,973)	(71,189)	(37,559)
Net increase (decrease) in net assets from Contract transactions	(314,410)	60,660	(75,102,797)	(77,618,005)	(308,532)	(112,020)
Net increase (decrease) in net assets	(8,814)	(551,564)	(33,769,659)	(175,331,299)	(107,757)	(587,703)
Net assets:
Beginning of year	2,211,837	2,763,401	505,282,691	680,613,990	1,478,218	2,065,921
End of year	$2,203,023	$2,211,837	$471,513,032	$505,282,691	$1,370,461	$1,478,218
The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2023 and 2022

	American Funds The Bond Fund of America		American Funds Washington Mutual Investors FundSM		BlackRock Basic Value V.I. Fund
	2023	2022	2023	2022	2023	2022
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$41,863	$16,159	$56,500	$57,319	$186	$57
Net realized gain (loss)	(6,758)	(8,932)	51,754	1,679,880	1,236	3,914
Change in unrealized gain (loss)	11,386	(161,624)	1,049,809	(2,494,794)	3,975	(6,455)
Net increase (decrease) in net assets from operations	46,491	(154,397)	1,158,063	(757,595)	5,397	(2,484)
From contract transactions:
Net purchase payments	21,586	33,257	47,587	396,236	—	—
Terminations and withdrawals	(31,183)	(9,756)	(138,174)	(178,280)	(3,602)	—
Contract benefits	—	—	(24,472)	(14,418)	—	—
Contract charges	(535)	(621)	(24,477)	(23,516)	(6)	(6)
Transfers	818,264	(108,738)	101,873	41,782	(204)	(243)
Net increase (decrease) in net assets from Contract transactions	808,132	(85,858)	(37,663)	221,804	(3,812)	(249)
Net increase (decrease) in net assets	854,623	(240,255)	1,120,400	(535,791)	1,585	(2,733)
Net assets:
Beginning of year	921,824	1,162,079	7,408,464	7,944,255	38,187	40,920
End of year	$1,776,447	$921,824	$8,528,864	$7,408,464	$39,772	$38,187

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2023 and 2022

	BlackRock Capital Appreciation V.I. Fund		BlackRock Equity Dividend V.I. Fund		BlackRock Global Allocation V.I. Fund
	2023	2022	2023	2022	2023	2022
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(12,954)	$(13,922)	$19,218	$14,801	$60,155	$(30,739)
Net realized gain (loss)	(43,774)	(6,552)	59,364	265,341	(76,429)	(37,059)
Change in unrealized gain (loss)	663,768	(870,378)	126,508	(397,583)	407,532	(714,088)
Net increase (decrease) in net assets from operations	607,040	(890,852)	205,090	(117,441)	391,258	(781,886)
From contract transactions:
Net purchase payments	12,060	264,352	—	248,792	60	172,559
Terminations and withdrawals	(228,767)	(236,701)	(353,171)	(166,946)	(326,574)	(347,932)
Contract benefits	(30,047)	(70,744)	(38,856)	(61,264)	(48,381)	(111,595)
Contract charges	(14,334)	(17,232)	(21,607)	(24,871)	(28,050)	(29,756)
Transfers	(295,237)	100,576	49,439	(217,267)	19,912	9,120
Net increase (decrease) in net assets from Contract transactions	(556,325)	40,251	(364,195)	(221,556)	(383,033)	(307,604)
Net increase (decrease) in net assets	50,715	(850,601)	(159,105)	(338,997)	8,225	(1,089,490)
Net assets:
Beginning of year	1,498,329	2,348,930	2,116,692	2,455,689	3,629,956	4,719,446
End of year	$1,549,044	$1,498,329	$1,957,587	$2,116,692	$3,638,181	$3,629,956

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2023 and 2022

	BlackRock High Yield V.I. Fund		BlackRock Managed Volatility V.I. Fund		BlackRock S&P 500 Index V.I. Fund Class II
	2023	2022	2023	2022	2023	2022
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$65,452	$58,614	$1,032,642	$(130,885)	$17,774	$31,843
Net realized gain (loss)	(39,154)	(15,275)	163,072	(128,275)	330,529	461,807
Change in unrealized gain (loss)	113,031	(226,533)	(874,908)	981,569	1,200,518	(1,951,669)
Net increase (decrease) in net assets from operations	139,329	(183,194)	320,806	722,409	1,548,821	(1,458,019)
From contract transactions:
Net purchase payments	2,039	25,416	83,228	5,261	17,269	185,021
Terminations and withdrawals	(112,083)	(65,705)	(1,506,672)	(1,571,483)	(157,585)	(548,936)
Contract benefits	(26,805)	(21,899)	(594,327)	(51,109)	—	—
Contract charges	(5,899)	(5,985)	(470,221)	(482,120)	(8,897)	(6,450)
Transfers	(130,108)	(34,260)	1,336,181	(1,829,998)	(578,805)	522,476
Net increase (decrease) in net assets from Contract transactions	(272,856)	(102,433)	(1,151,811)	(3,929,449)	(728,018)	152,111
Net increase (decrease) in net assets	(133,527)	(285,627)	(831,005)	(3,207,040)	820,803	(1,305,908)
Net assets:
Beginning of year	1,350,629	1,636,256	14,960,329	18,167,369	6,655,607	7,961,515
End of year	$1,217,102	$1,350,629	$14,129,324	$14,960,329	$7,476,410	$6,655,607

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2023 and 2022

	BlackRock S&P 500 Index V.I. Fund Class III		BlackRock Total Return V.I. Fund		BlackRock U.S. Government Bond V.I. Fund (b)
	2023	2022	2023	2022	2023	2022
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$11,226	$3,582	$23,963	$11,412	$2,324	$1,795
Net realized gain (loss)	124,203	228,269	(38,289)	(6,193)	(63,191)	(29,281)
Change in unrealized gain (loss)	336,898	(801,389)	56,152	(186,539)	70,577	(80,054)
Net increase (decrease) in net assets from operations	472,327	(569,538)	41,826	(181,320)	9,710	(107,540)
From contract transactions:
Net purchase payments	18,000	23,250	—	—	—	—
Terminations and withdrawals	(133,039)	(891,231)	(129,393)	(16,940)	(4,908)	(587,218)
Contract benefits	—	—	(38,134)	(11,474)	(21,400)	(31,043)
Contract charges	(49,302)	(53,796)	(7,388)	(7,876)	(625)	(4,822)
Transfers	593,334	(22,024)	47,658	5,991	(432,467)	315,072
Net increase (decrease) in net assets from Contract transactions	428,993	(943,801)	(127,257)	(30,299)	(459,400)	(308,011)
Net increase (decrease) in net assets	901,320	(1,513,339)	(85,431)	(211,619)	(449,690)	(415,551)
Net assets:
Beginning of year	1,818,010	3,331,349	998,651	1,210,270	449,690	865,241
End of year	$2,719,330	$1,818,010	$913,220	$998,651	$—	$449,690

(b)  Fund liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2023 and 2022

	Calvert VP EAFE International Index Portfolio		Calvert VP Investment Grade Bond Index Portfolio		Calvert VP Nasdaq 100 Index Portfolio
	2023	2022	2023	2022	2023	2022
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$7,450	$8,723	$4,167	$4,637	$(27,942)	$(31,162)
Net realized gain (loss)	986	(1,756)	(5,398)	(10,395)	175,375	278,951
Change in unrealized gain (loss)	45,899	(65,579)	11,652	(42,393)	1,360,175	(1,707,607)
Net increase (decrease) in net assets from operations	54,335	(58,612)	10,421	(48,151)	1,507,608	(1,459,818)
From contract transactions:
Net purchase payments	—	—	—	—	—	148,842
Terminations and withdrawals	(8,175)	(29,971)	(26,839)	(8,413)	(227,337)	(210,051)
Contract benefits	—	—	—	—	(111,199)	—
Contract charges	(426)	(355)	(748)	(789)	(23,976)	(22,715)
Transfers	9,872	53,266	6,644	(46,484)	(607)	156,610
Net increase (decrease) in net assets from Contract transactions	1,271	22,940	(20,943)	(55,686)	(363,119)	72,686
Net increase (decrease) in net assets	55,606	(35,672)	(10,522)	(103,837)	1,144,489	(1,387,132)
Net assets:
Beginning of year	330,220	365,892	270,160	373,997	3,037,365	4,424,497
End of year	$385,826	$330,220	$259,638	$270,160	$4,181,854	$3,037,365

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2023 and 2022

	Calvert VP Russell 2000® Small Cap Index Portfolio		Calvert VP S&P MidCap 400 Index Portfolio		Delaware Ivy VIP Core Equity
	2023	2022	2023	2022	2023	2022
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$610	$1,495	$8,108	$4,296	$(68)	$(82)
Net realized gain (loss)	(4,420)	262,213	77,007	296,449	1,048	2,183
Change in unrealized gain (loss)	289,152	(678,832)	169,955	(509,953)	1,267	(4,384)
Net increase (decrease) in net assets from operations	285,342	(415,124)	255,070	(209,208)	2,247	(2,283)
From contract transactions:
Net purchase payments	—	—	—	—	—	—
Terminations and withdrawals	(16,216)	(148,931)	(55,233)	(259,600)	—	—
Contract benefits	—	—	—	—	—	—
Contract charges	(6,082)	(4,966)	(6,448)	(3,686)	(5)	(5)
Transfers	(223)	226,869	78,727	238,431	106	(421)
Net increase (decrease) in net assets from Contract transactions	(22,521)	72,972	17,046	(24,855)	101	(426)
Net increase (decrease) in net assets	262,821	(342,152)	272,116	(234,063)	2,348	(2,709)
Net assets:
Beginning of year	1,873,866	2,216,018	1,671,427	1,905,490	10,013	12,722
End of year	$2,136,687	$1,873,866	$1,943,543	$1,671,427	$12,361	$10,013

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2023 and 2022

	Delaware Ivy VIP International Core Equity		Delaware Ivy VIP Value		Delaware VIP Real Estate Securities
	2023	2022	2023	2022	2023	2022
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$8,298	$17,432	$37	$23	$140	$123
Net realized gain (loss)	(1,511)	111,315	1,035	1,952	960	2,295
Change in unrealized gain (loss)	179,054	(383,290)	(561)	(2,419)	(196)	(13,938)
Net increase (decrease) in net assets from operations	185,841	(254,543)	511	(444)	904	(11,520)
From contract transactions:
Net purchase payments	6,808	—	—	—	—	—
Terminations and withdrawals	(61,750)	(114,081)	—	—	—	(26,103)
Contract benefits	(45,397)	—	—	—	—	—
Contract charges	(10,190)	(10,330)	—	—	(23)	(101)
Transfers	(56,172)	24,843	—	—	(1)	(148)
Net increase (decrease) in net assets from Contract transactions	(166,701)	(99,568)	—	—	(24)	(26,352)
Net increase (decrease) in net assets	19,140	(354,111)	511	(444)	880	(37,872)
Net assets:
Beginning of year	1,362,428	1,716,539	7,029	7,473	10,364	48,236
End of year	$1,381,568	$1,362,428	$7,540	$7,029	$11,244	$10,364

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2023 and 2022

	DFA VA Global Bond Portfolio		DFA VA International Value Portfolio		DFA VA US Large Value Portfolio
	2023	2022	2023	2022	2023	2022
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$6,787	$830	$8,294	$5,674	$6,516	$6,157
Net realized gain (loss)	(277)	(490)	2,467	2,407	10,899	9,820
Change in unrealized gain (loss)	2,695	(19,392)	24,765	(18,878)	45,953	(57,656)
Net increase (decrease) in net assets from operations	9,205	(19,052)	35,526	(10,797)	63,368	(41,679)
From contract transactions:
Net purchase payments	—	—	—	—	—	70,464
Terminations and withdrawals	—	—	—	—	(795)	(780)
Contract benefits	—	—	—	—	—	—
Contract charges	(226)	(188)	(24)	(22)	(535)	(525)
Transfers	3,556	24,177	(29)	(1,397)	2,051	(24,886)
Net increase (decrease) in net assets from Contract transactions	3,330	23,989	(53)	(1,419)	721	44,273
Net increase (decrease) in net assets	12,535	4,937	35,473	(12,216)	64,089	2,594
Net assets:
Beginning of year	251,455	246,518	218,324	230,540	671,256	668,662
End of year	$263,990	$251,455	$253,797	$218,324	$735,345	$671,256

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2023 and 2022

	DFA VA US Targeted Value Portfolio		FT VIP Franklin Global Real Estate VIP Fund		FT VIP Franklin Income VIP Fund
	2023	2022	2023	2022	2023	2022
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$588	$82	$708	$629	$122,858	$151,150
Net realized gain (loss)	16,976	17,854	(54)	2,347	150,140	28,214
Change in unrealized gain (loss)	22,525	(29,710)	2,534	(13,504)	(62,279)	(438,808)
Net increase (decrease) in net assets from operations	40,089	(11,774)	3,188	(10,528)	210,719	(259,444)
From contract transactions:
Net purchase payments	—	10,577	—	—	15,886	—
Terminations and withdrawals	(4,629)	—	—	—	(133,919)	(882,858)
Contract benefits	—	—	—	—	(39,047)	(68,999)
Contract charges	(193)	(153)	(5)	—	(13,667)	(14,101)
Transfers	1,549	17,143	(1)	—	65,123	(46,137)
Net increase (decrease) in net assets from Contract transactions	(3,273)	27,567	(6)	—	(105,624)	(1,012,095)
Net increase (decrease) in net assets	36,816	15,793	3,182	(10,528)	105,095	(1,271,539)
Net assets:
Beginning of year	218,566	202,773	29,305	39,833	2,807,368	4,078,907
End of year	$255,382	$218,566	$32,487	$29,305	$2,912,463	$2,807,368

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2023 and 2022

	FT VIP Franklin Mutual Global Discovery VIP Fund		FT VIP Franklin Mutual Shares VIP Fund		FT VIP Franklin Rising Dividends VIP Fund
	2023	2022	2023	2022	2023	2022
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$1,101	$386	$14,058	$15,940	$(728)	$(2,020)
Net realized gain (loss)	4,452	4,418	15,536	168,997	241,831	367,378
Change in unrealized gain (loss)	9,156	(8,249)	139,608	(328,016)	3,031	(709,297)
Net increase (decrease) in net assets from operations	14,709	(3,445)	169,202	(143,079)	244,134	(343,939)
From contract transactions:
Net purchase payments	—	—	360	360	12,903	111,530
Terminations and withdrawals	—	(23,374)	(403,449)	(157,423)	(336,450)	(392,056)
Contract benefits	—	—	(53,828)	—	(40,891)	(75,635)
Contract charges	(269)	(216)	(31,636)	(31,386)	(20,878)	(22,270)
Transfers	—	46,993	(34,143)	77,795	147,062	130,447
Net increase (decrease) in net assets from Contract transactions	(269)	23,403	(522,696)	(110,654)	(238,254)	(247,984)
Net increase (decrease) in net assets	14,440	19,958	(353,494)	(253,733)	5,880	(591,923)
Net assets:
Beginning of year	77,776	57,818	1,623,746	1,877,479	2,360,874	2,952,797
End of year	$92,216	$77,776	$1,270,252	$1,623,746	$2,366,754	$2,360,874

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2023 and 2022

	FT VIP Franklin Small Cap Value VIP Fund		FT VIP Franklin Strategic Income VIP Fund		FT VIP Templeton Foreign Fund
	2023	2022	2023	2022	2023	2022
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(5,180)	$(212)	$32,057	$35,785	$17,836	$17,830
Net realized gain (loss)	(18,649)	216,900	(36,401)	(38,350)	(3,479)	(11,926)
Change in unrealized gain (loss)	139,877	(377,903)	70,381	(146,349)	145,026	(86,329)
Net increase (decrease) in net assets from operations	116,048	(161,215)	66,037	(148,914)	159,383	(80,425)
From contract transactions:
Net purchase payments	875	60	1,631	—	—	—
Terminations and withdrawals	(250,317)	(152,607)	(160,636)	(329,605)	(141,440)	(21,472)
Contract benefits	(27,064)	(19,579)	(10,191)	(21,011)	(36,227)	—
Contract charges	(9,986)	(10,674)	(8,545)	(8,787)	(15,431)	(14,405)
Transfers	(4,042)	3,779	51,353	29,944	(26,920)	33,812
Net increase (decrease) in net assets from Contract transactions	(290,534)	(179,021)	(126,388)	(329,459)	(220,018)	(2,065)
Net increase (decrease) in net assets	(174,486)	(340,236)	(60,351)	(478,373)	(60,635)	(82,490)
Net assets:
Beginning of year	1,237,536	1,577,772	1,001,434	1,479,807	900,512	983,002
End of year	$1,063,050	$1,237,536	$941,083	$1,001,434	$839,877	$900,512

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2023 and 2022

	FT VIP Templeton Global Bond Fund		FT VIP Templeton Growth Fund		Global Atlantic American Funds® Managed Risk Portfolio
	2023	2022	2023	2022	2023	2022
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(19,502)	$(24,243)	$17,159	$(4,807)	$4,188,364	$2,128,593
Net realized gain (loss)	(347,410)	(161,263)	(6,910)	(20,076)	17,562,223	10,575,060
Change in unrealized gain (loss)	368,485	12,347	123,757	(67,649)	(2,367,153)	(50,243,209)
Net increase (decrease) in net assets from operations	1,573	(173,159)	134,006	(92,532)	19,383,434	(37,539,556)
From contract transactions:
Net purchase payments	2,446	14,787	180	180	359,696	181,143
Terminations and withdrawals	(862,069)	(490,657)	(25,917)	(71,299)	(18,196,375)	(14,733,193)
Contract benefits	(28,454)	(11,828)	(48,455)	—	(4,239,762)	(2,762,827)
Contract charges	(14,047)	(16,722)	(19,945)	(19,278)	(5,204,999)	(5,160,987)
Transfers	46,694	(44,608)	(67,501)	88,699	169,198	147,512
Net increase (decrease) in net assets from Contract transactions	(855,430)	(549,028)	(161,638)	(1,698)	(27,112,242)	(22,328,352)
Net increase (decrease) in net assets	(853,857)	(722,187)	(27,632)	(94,230)	(7,728,808)	(59,867,908)
Net assets:
Beginning of year	2,457,650	3,179,837	716,500	810,730	172,707,975	232,575,883
End of year	$1,603,793	$2,457,650	$688,868	$716,500	$164,979,167	$172,707,975

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2023 and 2022

	Global Atlantic Balanced Managed Risk Portfolio		Global Atlantic Blackrock Selects Managed Risk Portfolio		Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
	2023	2022	2023	2022	2023	2022
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$571,767	$69,703	$96,812	$4,996,545	$615,171	$(360,994)
Net realized gain (loss)	(1,193,248)	8,020,033	622,257	6,808,247	17,900,968	12,942,114
Change in unrealized gain (loss)	8,778,076	(26,304,681)	16,155,170	(48,703,562)	(5,061,328)	(49,283,226)
Net increase (decrease) in net assets from operations	8,156,595	(18,214,945)	16,874,239	(36,898,770)	13,454,811	(36,702,106)
From contract transactions:
Net purchase payments	97,790	188,003	113,976	379,306	143,710	340,444
Terminations and withdrawals	(8,493,675)	(8,675,445)	(18,685,387)	(15,321,363)	(20,519,238)	(19,866,357)
Contract benefits	(1,368,833)	(687,921)	(2,138,579)	(2,034,541)	(2,683,235)	(2,371,509)
Contract charges	(2,903,918)	(2,881,791)	(5,549,602)	(5,557,439)	(6,652,329)	(6,596,736)
Transfers	483,577	358,733	(851,302)	801,447	849,135	(2,634,097)
Net increase (decrease) in net assets from Contract transactions	(12,185,059)	(11,698,421)	(27,110,894)	(21,732,590)	(28,861,957)	(31,128,255)
Net increase (decrease) in net assets	(4,028,464)	(29,913,366)	(10,236,655)	(58,631,360)	(15,407,146)	(67,830,361)
Net assets:
Beginning of year	89,494,429	119,407,795	176,983,135	235,614,495	216,826,778	284,657,139
End of year	$85,465,965	$89,494,429	$166,746,480	$176,983,135	$201,419,632	$216,826,778

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2023 and 2022

	Global Atlantic Growth Managed Risk Portfolio		Global Atlantic Moderate Growth Managed Risk Portfolio		Global Atlantic Select Advisor Managed Risk Portfolio
	2023	2022	2023	2022	2023	2022
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$881,248	$4,397	$519,957	$206,353	$900,479	$239,308
Net realized gain (loss)	21,969,378	16,780,078	3,419,903	11,528,841	5,402,418	8,122,846
Change in unrealized gain (loss)	14,019,468	(78,067,706)	7,368,076	(33,410,281)	2,229,572	(25,438,525)
Net increase (decrease) in net assets from operations	36,870,094	(61,283,231)	11,307,936	(21,675,087)	8,532,469	(17,076,371)
From contract transactions:
Net purchase payments	411,367	244,724	319,612	292,366	279,995	38,672
Terminations and withdrawals	(32,156,984)	(26,305,460)	(11,858,268)	(10,813,614)	(8,287,184)	(6,761,556)
Contract benefits	(3,785,261)	(2,779,381)	(1,744,096)	(1,254,072)	(771,399)	(761,881)
Contract charges	(9,871,847)	(9,752,437)	(3,229,251)	(3,205,871)	(2,344,923)	(2,342,612)
Transfers	(506,265)	(1,402,797)	(244,137)	(400,073)	(289,445)	299,003
Net increase (decrease) in net assets from Contract transactions	(45,908,990)	(39,995,351)	(16,756,140)	(15,381,264)	(11,412,956)	(9,528,374)
Net increase (decrease) in net assets	(9,038,896)	(101,278,582)	(5,448,204)	(37,056,351)	(2,880,487)	(26,604,745)
Net assets:
Beginning of year	312,975,360	414,253,942	104,109,200	141,165,551	78,925,507	105,530,252
End of year	$303,936,464	$312,975,360	$98,660,996	$104,109,200	$76,045,020	$78,925,507

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2023 and 2022

	Global Atlantic Wellington Research Managed Risk Portfolio		Goldman Sachs VIT Core Fixed Income Fund		Goldman Sachs VIT International Equity Insights Fund
	2023	2022	2023	2022	2023	2022
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(510,290)	$(2,777,843)	$24,615	$5,145	$3,055	$3,623
Net realized gain (loss)	1,666,679	51,859,307	(35,220)	(5,463)	(248)	(3,321)
Change in unrealized gain (loss)	41,698,456	(132,832,203)	79,433	(294,342)	24,080	(29,525)
Net increase (decrease) in net assets from operations	42,854,845	(83,750,739)	68,828	(294,660)	26,887	(29,223)
From contract transactions:
Net purchase payments	394,817	762,962	6,392	—	—	—
Terminations and withdrawals	(41,715,586)	(30,424,350)	(173,235)	(28,350)	(512)	(20,032)
Contract benefits	(4,736,253)	(4,092,928)	(56,926)	—	—	—
Contract charges	(10,876,406)	(10,967,598)	(11,252)	(12,869)	(583)	(578)
Transfers	(1,722,874)	(2,330,839)	11,597	1,559	(1,092)	(704)
Net increase (decrease) in net assets from Contract transactions	(58,656,302)	(47,052,753)	(223,424)	(39,660)	(2,187)	(21,314)
Net increase (decrease) in net assets	(15,801,457)	(130,803,492)	(154,596)	(334,320)	24,700	(50,537)
Net assets:
Beginning of year	354,453,231	485,256,723	1,610,371	1,944,691	154,530	205,067
End of year	$338,651,774	$354,453,231	$1,455,775	$1,610,371	$179,230	$154,530

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2023 and 2022

	Goldman Sachs VIT Mid Cap Growth Fund		Goldman Sachs VIT Mid Cap Value Fund		Goldman Sachs VIT Multi-Strategy Alternatives Portfolio
	2023	2022	2023	2022	2023	2022
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(1,058)	$(1,067)	$(456)	$(1,375)	$3,091	$1,762
Net realized gain (loss)	(393)	2,299	4,039	26,017	(1,452)	(58)
Change in unrealized gain (loss)	17,774	(37,030)	14,150	(60,588)	2,038	(7,559)
Net increase (decrease) in net assets from operations	16,323	(35,798)	17,733	(35,946)	3,677	(5,855)
From contract transactions:
Net purchase payments	—	—	—	15,325	—	—
Terminations and withdrawals	(1,417)	(1,381)	(5,276)	(71,305)	—	—
Contract benefits	—	—	—	—	(14,320)	—
Contract charges	(124)	(117)	(336)	(434)	(214)	(223)
Transfers	675	109	(9)	(1,747)	—	—
Net increase (decrease) in net assets from Contract transactions	(866)	(1,389)	(5,621)	(58,161)	(14,534)	(223)
Net increase (decrease) in net assets	15,457	(37,187)	12,112	(94,107)	(10,857)	(6,078)
Net assets:
Beginning of year	95,369	132,556	180,989	275,096	71,588	77,666
End of year	$110,826	$95,369	$193,101	$180,989	$60,731	$71,588

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2023 and 2022

	Goldman Sachs VIT Small Cap Equity Insights Fund		Goldman Sachs VIT Trend Driven Allocation Fund		Goldman Sachs VIT U.S. Equity Insights Fund
	2023	2022	2023	2022	2023	2022
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(1,128)	$(5,340)	$(78)	$(4,645)	$(14,454)	$(12,268)
Net realized gain (loss)	(10,710)	(1,984)	(77,847)	14,442	(13,395)	9,784
Change in unrealized gain (loss)	104,148	(135,604)	100,376	(132,581)	573,600	(714,072)
Net increase (decrease) in net assets from operations	92,310	(142,928)	22,451	(122,784)	545,751	(716,556)
From contract transactions:
Net purchase payments	—	—	—	—	—	—
Terminations and withdrawals	(11,608)	(23,563)	(119,547)	(13,079)	(164,527)	(241,400)
Contract benefits	(17,161)	—	—	—	(66,541)	—
Contract charges	(1,485)	(1,576)	(4,814)	(7,212)	(21,078)	(22,584)
Transfers	3,764	165	(307,534)	785	565	—
Net increase (decrease) in net assets from Contract transactions	(26,490)	(24,974)	(431,895)	(19,506)	(251,581)	(263,984)
Net increase (decrease) in net assets	65,820	(167,902)	(409,444)	(142,290)	294,170	(980,540)
Net assets:
Beginning of year	529,945	697,847	480,836	623,126	2,614,311	3,594,851
End of year	$595,765	$529,945	$71,392	$480,836	$2,908,481	$2,614,311

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2023 and 2022

	Hartford Capital Appreciation HLS Fund		Hartford Disciplined Equity HLS Fund		Hartford Dividend and Growth HLS Fund
	2023	2022	2023	2022	2023	2022
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(3,769)	$(3,105)	$(961)	$(122)	$9,373	$12,126
Net realized gain (loss)	(5,705)	243,977	4,674	41,343	170,187	263,995
Change in unrealized gain (loss)	316,193	(614,889)	86,642	(166,198)	63,898	(523,385)
Net increase (decrease) in net assets from operations	306,719	(374,017)	90,355	(124,977)	243,458	(247,264)
From contract transactions:
Net purchase payments	120	120	—	—	2,854	—
Terminations and withdrawals	(210,251)	(334,167)	(33,434)	(5,969)	(204,853)	(287,011)
Contract benefits	—	—	—	—	(20,658)	(86,980)
Contract charges	(23,988)	(23,855)	(4,053)	(4,279)	(32,354)	(31,829)
Transfers	(56,144)	86,088	(4,414)	(43,732)	(15,253)	30,051
Net increase (decrease) in net assets from Contract transactions	(290,263)	(271,814)	(41,901)	(53,980)	(270,264)	(375,769)
Net increase (decrease) in net assets	16,456	(645,831)	48,454	(178,957)	(26,806)	(623,033)
Net assets:
Beginning of year	1,792,317	2,438,148	487,480	666,437	1,999,527	2,622,560
End of year	$1,808,773	$1,792,317	$535,934	$487,480	$1,972,721	$1,999,527

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2023 and 2022

	Hartford International Opportunities HLS Fund		Hartford Total Return Bond HLS Fund		Invesco Oppenheimer V.I. International Growth Fund
	2023	2022	2023	2022	2023	2022
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$176	$3,470	$40,332	$37,168	$(995)	$(1,690)
Net realized gain (loss)	(10,595)	165,712	(96,683)	(44,759)	(9,517)	33,462
Change in unrealized gain (loss)	83,394	(346,873)	156,044	(378,002)	42,669	(97,356)
Net increase (decrease) in net assets from operations	72,975	(177,691)	99,693	(385,593)	32,157	(65,584)
From contract transactions:
Net purchase payments	—	—	54,789	—	6,808	—
Terminations and withdrawals	(242,697)	(127,566)	(178,446)	(543,317)	(43,106)	—
Contract benefits	(5,107)	(36,007)	(248,483)	(59,713)	—	—
Contract charges	(12,206)	(11,166)	(15,297)	(18,707)	(109)	(106)
Transfers	76,334	73,483	116,480	(11,519)	(2,984)	13,556
Net increase (decrease) in net assets from Contract transactions	(183,676)	(101,256)	(270,957)	(633,256)	(39,391)	13,450
Net increase (decrease) in net assets	(110,701)	(278,947)	(171,264)	(1,018,849)	(7,234)	(52,134)
Net assets:
Beginning of year	767,140	1,046,087	1,912,261	2,931,110	179,382	231,516
End of year	$656,439	$767,140	$1,740,997	$1,912,261	$172,148	$179,382

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2023 and 2022

	Invesco V.I. Balanced-Risk Allocation Fund		Invesco V.I. Comstock Fund		Invesco V.I. Core Equity Fund
	2023	2022	2023	2022	2023	2022
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(10,203)	$92,433	$4,509	$5,442	$(2,913)	$(2,477)
Net realized gain (loss)	(178,154)	15,733	104,880	30,127	4,536	78,762
Change in unrealized gain (loss)	237,917	(369,071)	(25,608)	(10,021)	118,963	(251,019)
Net increase (decrease) in net assets from operations	49,560	(260,905)	83,781	25,548	120,586	(174,734)
From contract transactions:
Net purchase payments	—	39,698	—	141,997	—	—
Terminations and withdrawals	(418,220)	(262,350)	(124,105)	(1,862)	(12,950)	(84,288)
Contract benefits	(108,682)	(12,966)	—	(7,888)	—	(27,062)
Contract charges	(9,477)	(11,084)	(1,314)	(502)	(12,492)	(11,123)
Transfers	3,939	(6,549)	—	212,822	(10,097)	46,789
Net increase (decrease) in net assets from Contract transactions	(532,440)	(253,251)	(125,419)	344,567	(35,539)	(75,684)
Net increase (decrease) in net assets	(482,880)	(514,156)	(41,638)	370,115	85,047	(250,418)
Net assets:
Beginning of year	1,337,541	1,851,697	895,023	524,908	564,097	814,515
End of year	$854,661	$1,337,541	$853,385	$895,023	$649,144	$564,097
The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2023 and 2022

	Invesco V.I. Discovery Mid Cap Growth Fund		Invesco V.I. Equity and Income Fund		Invesco V.I. EQV International Equity Fund
	2023	2022	2023	2022	2023	2022
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(3,811)	$(4,084)	$4,135	$2,451	$(9,284)	$8,639
Net realized gain (loss)	(10,423)	137,621	28,560	90,884	(19,478)	123,159
Change in unrealized gain (loss)	61,389	(321,651)	17,375	(148,017)	222,365	(407,649)
Net increase (decrease) in net assets from operations	47,155	(188,114)	50,070	(54,682)	193,603	(275,851)
From contract transactions:
Net purchase payments	—	—	—	—	15,297	862
Terminations and withdrawals	(27,124)	(14,452)	(23,796)	(70,955)	(103,547)	(64,520)
Contract benefits	—	—	—	—	(39,189)	—
Contract charges	(566)	(583)	(2,931)	(3,111)	(25,301)	(25,232)
Transfers	5,433	11,725	3,508	(12,935)	32,188	100,950
Net increase (decrease) in net assets from Contract transactions	(22,257)	(3,310)	(23,219)	(87,001)	(120,552)	12,060
Net increase (decrease) in net assets	24,898	(191,424)	26,851	(141,683)	73,051	(263,791)
Net assets:
Beginning of year	404,414	595,838	562,214	703,897	1,168,554	1,432,345
End of year	$429,312	$404,414	$589,065	$562,214	$1,241,605	$1,168,554

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2023 and 2022

	Invesco V.I. Global Fund		Invesco V.I. Global Real Estate Fund		Invesco V.I. Government Money Market Fund
	2023	2022	2023	2022	2023	2022
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(3,122)	$(2,506)	$1,098	$4,237	$195,919	$21,376
Net realized gain (loss)	32,877	52,108	(7,359)	(1,455)	—	—
Change in unrealized gain (loss)	57,388	(136,209)	23,524	(77,771)	—	—
Net increase (decrease) in net assets from operations	87,143	(86,607)	17,263	(74,989)	195,919	21,376
From contract transactions:
Net purchase payments	—	226,169	—	—	121,460	97,483
Terminations and withdrawals	(17,681)	—	(10,363)	(26,785)	(4,087,823)	(3,312,800)
Contract benefits	—	—	(3,749)	(12,254)	—	(16,336)
Contract charges	(560)	(348)	(697)	(826)	(45,041)	(48,299)
Transfers	(382)	3,240	15,629	4,575	2,696,229	2,525,736
Net increase (decrease) in net assets from Contract transactions	(18,623)	229,061	820	(35,290)	(1,315,175)	(754,216)
Net increase (decrease) in net assets	68,520	142,454	18,083	(110,279)	(1,119,256)	(732,840)
Net assets:
Beginning of year	268,890	126,436	209,662	319,941	5,955,649	6,688,489
End of year	$337,410	$268,890	$227,745	$209,662	$4,836,393	$5,955,649

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2023 and 2022

	Invesco V.I. Main Street Mid Cap Fund®		Invesco V.I. Main Street Small Cap Fund®		Invesco V.I. Small Cap Equity Fund
	2023	2022	2023	2022	2023	2022
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(4,912)	$(6,469)	$(35)	$(2,841)	$(6,431)	$(7,585)
Net realized gain (loss)	(95,236)	129,891	(3,503)	40,878	(46,889)	139,303
Change in unrealized gain (loss)	160,860	(259,127)	59,917	(121,747)	164,889	(370,712)
Net increase (decrease) in net assets from operations	60,712	(135,705)	56,379	(83,710)	111,569	(238,994)
From contract transactions:
Net purchase payments	1,343	120	7,943	13,650	815	25,416
Terminations and withdrawals	(248,540)	(55,571)	(24,416)	(87,890)	(107,370)	(123,036)
Contract benefits	(29,977)	(40,145)	—	—	(159,469)	(36,887)
Contract charges	(2,652)	(3,229)	(461)	(606)	(8,042)	(7,260)
Transfers	57,824	6,819	2,118	53,741	103,211	27,308
Net increase (decrease) in net assets from Contract transactions	(222,002)	(92,006)	(14,816)	(21,105)	(170,855)	(114,459)
Net increase (decrease) in net assets	(161,290)	(227,711)	41,563	(104,815)	(59,286)	(353,453)
Net assets:
Beginning of year	646,003	873,714	339,434	444,249	763,757	1,117,210
End of year	$484,713	$646,003	$380,997	$339,434	$704,471	$763,757

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2023 and 2022

	Lord Abbett Bond Debenture Portfolio		Lord Abbett Fundamental Equity Portfolio		Lord Abbett Growth Opportunities Portfolio
	2023	2022	2023	2022	2023	2022
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$131,589	$121,020	$(2,892)	$4,248	$(4,629)	$(6,011)
Net realized gain (loss)	(62,096)	(48,435)	11,606	192,810	(71,938)	(4,650)
Change in unrealized gain (loss)	103,052	(636,395)	165,412	(398,822)	123,565	(351,998)
Net increase (decrease) in net assets from operations	172,545	(563,810)	174,126	(201,764)	46,998	(362,659)
From contract transactions:
Net purchase payments	24,963	257,475	23,881	1,498	—	—
Terminations and withdrawals	(235,149)	(636,407)	(180,180)	(58,464)	(105,756)	(222,432)
Contract benefits	(17,320)	(67,870)	(70,694)	—	(2,579)	—
Contract charges	(19,533)	(21,928)	(25,244)	(25,413)	(3,715)	(5,107)
Transfers	(12,023)	(89,486)	(358)	937	17,406	(11,006)
Net increase (decrease) in net assets from Contract transactions	(259,062)	(558,216)	(252,595)	(81,442)	(94,644)	(238,545)
Net increase (decrease) in net assets	(86,517)	(1,122,026)	(78,469)	(283,206)	(47,646)	(601,204)
Net assets:
Beginning of year	3,282,084	4,404,110	1,396,394	1,679,600	583,684	1,184,888
End of year	$3,195,567	$3,282,084	$1,317,925	$1,396,394	$536,038	$583,684

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2023 and 2022

	Lord Abbett Mid Cap Stock Portfolio		Lord Abbett Short Duration Income Portfolio		MFS® Blended Research® Core Equity Portfolio
	2023	2022	2023	2022	2023	2022
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(1,667)	$(252)	$28,111	$8,345	$140	$(171)
Net realized gain (loss)	(2,485)	16,655	(7,763)	(85,070)	11,000	32,452
Change in unrealized gain (loss)	42,340	(61,770)	11,447	(39,245)	31,132	(66,853)
Net increase (decrease) in net assets from operations	38,188	(45,367)	31,795	(115,970)	42,272	(34,572)
From contract transactions:
Net purchase payments	—	33,257	4,317	144,235	—	—
Terminations and withdrawals	(55,466)	(1,108)	(59,286)	(148,144)	(26,306)	(22,985)
Contract benefits	—	—	—	—	—	—
Contract charges	(175)	(101)	(1,688)	(5,458)	(89)	(134)
Transfers	51,224	24,313	21,211	(843,893)	—	44,311
Net increase (decrease) in net assets from Contract transactions	(4,417)	56,361	(35,446)	(853,260)	(26,395)	21,192
Net increase (decrease) in net assets	33,771	10,994	(3,651)	(969,230)	15,877	(13,380)
Net assets:
Beginning of year	314,063	303,069	774,279	1,743,509	174,660	188,040
End of year	$347,834	$314,063	$770,628	$774,279	$190,537	$174,660

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2023 and 2022

	MFS® Blended Research® Small Cap Equity Portfolio		MFS® Global Real Estate Portfolio		MFS® Growth Series
	2023	2022	2023	2022	2023	2022
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(1,628)	$(1,611)	$(604)	$(54)	$(30,305)	$(37,771)
Net realized gain (loss)	(8,856)	90,120	1,606	6,584	297,795	588,786
Change in unrealized gain (loss)	79,104	(177,278)	8,975	(62,397)	785,578	(2,530,893)
Net increase (decrease) in net assets from operations	68,620	(88,769)	9,977	(55,867)	1,053,068	(1,979,878)
From contract transactions:
Net purchase payments	—	—	—	37,991	—	—
Terminations and withdrawals	(1,576)	(295)	(42,528)	(79,547)	(669,363)	(654,120)
Contract benefits	(5,429)	(16,317)	—	—	(140,230)	(74,959)
Contract charges	(355)	(372)	(170)	(314)	(28,697)	(35,047)
Transfers	59,805	38,629	3,892	38,244	(244,276)	(187,220)
Net increase (decrease) in net assets from Contract transactions	52,445	21,645	(38,806)	(3,626)	(1,082,566)	(951,346)
Net increase (decrease) in net assets	121,065	(67,124)	(28,829)	(59,493)	(29,498)	(2,931,224)
Net assets:
Beginning of year	378,792	445,916	120,421	179,914	3,503,253	6,434,477
End of year	$499,857	$378,792	$91,592	$120,421	$3,473,755	$3,503,253

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2023 and 2022

	MFS® International Intrinsic Value Portfolio		MFS® Investors Trust Series		MFS® Mid Cap Growth Series
	2023	2022	2023	2022	2023	2022
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(4,504)	$(4,765)	$(1,267)	$(1,892)	$(1,928)	$(2,254)
Net realized gain (loss)	107,344	70,727	36,596	71,951	(10,692)	36,023
Change in unrealized gain (loss)	56,037	(441,491)	35,728	(175,571)	57,216	(135,443)
Net increase (decrease) in net assets from operations	158,877	(375,529)	71,057	(105,512)	44,596	(101,674)
From contract transactions:
Net purchase payments	1,631	—	2,446	—	—	10,577
Terminations and withdrawals	(114,498)	(118,782)	(60,873)	(14,777)	(42,215)	(33,539)
Contract benefits	(58,347)	—	(17,861)	(35,899)	—	—
Contract charges	(5,940)	(7,264)	(3,108)	(3,469)	(561)	(568)
Transfers	(59,917)	32,209	(11,162)	8,137	1,835	42,336
Net increase (decrease) in net assets from Contract transactions	(237,071)	(93,837)	(90,558)	(46,008)	(40,941)	18,806
Net increase (decrease) in net assets	(78,194)	(469,366)	(19,501)	(151,520)	3,655	(82,868)
Net assets:
Beginning of year	1,078,928	1,548,294	451,796	603,316	247,959	330,827
End of year	$1,000,734	$1,078,928	$432,295	$451,796	$251,614	$247,959

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2023 and 2022

	MFS® Mid Cap Value Portfolio		MFS® New Discovery Series		MFS® Research International Portfolio
	2023	2022	2023	2022	2023	2022
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$7,334	$(2,882)	$(7,217)	$(9,450)	$(136)	$410
Net realized gain (loss)	57,742	149,418	(224,867)	297,231	110	1,519
Change in unrealized gain (loss)	81,603	(309,645)	347,778	(817,337)	7,270	(16,731)
Net increase (decrease) in net assets from operations	146,679	(163,109)	115,694	(529,556)	7,244	(14,802)
From contract transactions:
Net purchase payments	7,943	22,385	6,833	444	—	—
Terminations and withdrawals	(83,765)	(102,750)	(255,218)	(91,606)	(3,017)	(2,004)
Contract benefits	(43,576)	(16,567)	(33,256)	—	—	—
Contract charges	(9,438)	(10,153)	(13,336)	(14,662)	—	—
Transfers	(4,797)	40,259	(36,812)	(79,068)	—	—
Net increase (decrease) in net assets from Contract transactions	(133,633)	(66,826)	(331,789)	(184,892)	(3,017)	(2,004)
Net increase (decrease) in net assets	13,046	(229,935)	(216,095)	(714,448)	4,227	(16,806)
Net assets:
Beginning of year	1,455,732	1,685,667	1,038,798	1,753,246	62,955	79,761
End of year	$1,468,778	$1,455,732	$822,703	$1,038,798	$67,182	$62,955

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2023 and 2022

	MFS® Total Return Bond Series		MFS® Utilities Series		MFS® Value Series
	2023	2022	2023	2022	2023	2022
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$1,543	$1,066	$6,322	$3,716	$7,428	$5,001
Net realized gain (loss)	(4,580)	158	17,665	17,368	123,746	141,052
Change in unrealized gain (loss)	6,834	(14,115)	(33,946)	(21,785)	(42,701)	(282,529)
Net increase (decrease) in net assets from operations	3,797	(12,891)	(9,959)	(701)	88,473	(136,476)
From contract transactions:
Net purchase payments	6,392	—	—	14,141	—	—
Terminations and withdrawals	(1,570)	(1,905)	(17,873)	(32,245)	(243,075)	(201,509)
Contract benefits	—	—	—	—	—	—
Contract charges	(140)	(153)	(158)	(184)	(35,590)	(36,924)
Transfers	3,342	210	7,693	12,563	32,551	(43,355)
Net increase (decrease) in net assets from Contract transactions	8,024	(1,848)	(10,338)	(5,725)	(246,114)	(281,788)
Net increase (decrease) in net assets	11,821	(14,739)	(20,297)	(6,426)	(157,641)	(418,264)
Net assets:
Beginning of year	68,958	83,697	294,532	300,958	1,471,786	1,890,050
End of year	$80,779	$68,958	$274,235	$294,532	$1,314,145	$1,471,786

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2023 and 2022

	PIMCO All Asset Portfolio		PIMCO CommodityRealReturn® Strategy Portfolio		PIMCO Dynamic Bond Portfolio
	2023	2022	2023	2022	2023	2022
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$2,856	$11,158	$81,217	$27,019	$2,762	$1,959
Net realized gain (loss)	(4,909)	12,348	(1,780)	1,248	(1,605)	9,010
Change in unrealized gain (loss)	11,663	(48,133)	(132,777)	(14,354)	4,736	(20,000)
Net increase (decrease) in net assets from operations	9,610	(24,627)	(53,340)	13,913	5,893	(9,031)
From contract transactions:
Net purchase payments	—	—	—	35,688	—	—
Terminations and withdrawals	(16,016)	(27,106)	(3,579)	—	(7,298)	(3,880)
Contract benefits	—	(21,796)	—	—	—	—
Contract charges	(472)	(691)	(2,267)	(606)	(135)	(139)
Transfers	7,836	(3,911)	940	471,569	120	(24,638)
Net increase (decrease) in net assets from Contract transactions	(8,652)	(53,504)	(4,906)	506,651	(7,313)	(28,657)
Net increase (decrease) in net assets	958	(78,131)	(58,246)	520,564	(1,420)	(37,688)
Net assets:
Beginning of year	144,212	222,343	596,610	76,046	101,284	138,972
End of year	$145,170	$144,212	$538,364	$596,610	$99,864	$101,284

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2023 and 2022

	PIMCO Emerging Markets Bond Portfolio		PIMCO Global Managed Asset Allocation Portfolio		PIMCO High Yield Portfolio
	2023	2022	2023	2022	2023	2022
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$4,269	$3,955	$320	$239	$5,686	$3,709
Net realized gain (loss)	(265)	(18,030)	(108)	5,432	(232)	(1,986)
Change in unrealized gain (loss)	4,970	(12,032)	3,156	(12,651)	10,545	(12,708)
Net increase (decrease) in net assets from operations	8,974	(26,107)	3,368	(6,980)	15,999	(10,985)
From contract transactions:
Net purchase payments	—	19,954	—	—	—	33,257
Terminations and withdrawals	(341)	(69,221)	—	—	—	—
Contract benefits	—	—	—	—	—	—
Contract charges	(109)	(244)	—	—	(85)	(20)
Transfers	(1)	(965)	—	—	91,312	(412)
Net increase (decrease) in net assets from Contract transactions	(451)	(50,476)	—	—	91,227	32,825
Net increase (decrease) in net assets	8,523	(76,583)	3,368	(6,980)	107,226	21,840
Net assets:
Beginning of year	91,173	167,756	29,131	36,111	112,802	90,962
End of year	$99,696	$91,173	$32,499	$29,131	$220,028	$112,802

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2023 and 2022

	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)		PIMCO Real Return Portfolio		PIMCO StocksPLUS® Global Portfolio
	2023	2022	2023	2022	2023	2022
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$5,604	$1,612	$1,120	$5,012	$8,271	$1,928
Net realized gain (loss)	2,940	(3,712)	(3,222)	(94)	(77,423)	85,300
Change in unrealized gain (loss)	19,964	(45,509)	3,499	(16,967)	162,433	(237,881)
Net increase (decrease) in net assets from operations	28,508	(47,609)	1,397	(12,049)	93,281	(150,653)
From contract transactions:
Net purchase payments	—	33,257	—	—	—	—
Terminations and withdrawals	(31,873)	(5,468)	(38,150)	(5,490)	(159,220)	(86,181)
Contract benefits	(13,986)	(5,806)	—	—	(53,158)	(9,987)
Contract charges	(2,551)	(2,777)	(128)	(207)	(13,963)	(16,674)
Transfers	1,168	830	—	—	(28,565)	55,584
Net increase (decrease) in net assets from Contract transactions	(47,242)	20,036	(38,278)	(5,697)	(254,906)	(57,258)
Net increase (decrease) in net assets	(18,734)	(27,573)	(36,881)	(17,746)	(161,625)	(207,911)
Net assets:
Beginning of year	395,540	423,113	77,821	95,567	539,146	747,057
End of year	$376,806	$395,540	$40,940	$77,821	$377,521	$539,146

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2023 and 2022

	PIMCO Total Return Portfolio		Putnam VT Core Equity Fund (a)		Putnam VT Global Asset Allocation Fund
	2023	2022	2023	2022	2023	2022
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$68,202	$47,806	$(104)	$(3)	$91	$56
Net realized gain (loss)	(124,696)	(62,684)	1,438	3,934	(10)	1,627
Change in unrealized gain (loss)	188,252	(533,642)	3,692	(6,815)	2,698	(5,137)
Net increase (decrease) in net assets from operations	131,758	(548,520)	5,026	(2,884)	2,779	(3,454)
From contract transactions:
Net purchase payments	3,262	66,513	24,963	—	—	—
Terminations and withdrawals	(464,430)	(197,252)	—	—	—	—
Contract benefits	(69,321)	(30,685)	—	—	—	—
Contract charges	(17,801)	(20,171)	—	—	—	—
Transfers	67,670	105,126	—	—	—	—
Net increase (decrease) in net assets from Contract transactions	(480,620)	(76,469)	24,963	—	—	—
Net increase (decrease) in net assets	(348,862)	(624,989)	29,989	(2,884)	2,779	(3,454)
Net assets:
Beginning of year	3,023,433	3,648,422	14,484	17,368	17,026	20,480
End of year	$2,674,571	$3,023,433	$44,473	$14,484	$19,805	$17,026

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2023 and 2022

	Putnam VT Income Fund		Putnam VT International Value Fund		Putnam VT Large Cap Growth Fund (a)
	2023	2022	2023	2022	2023	2022
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$82,994	$87,997	$248	$583	$(7,881)	$(8,444)
Net realized gain (loss)	(77,796)	(62,265)	(119)	2,642	71,284	209,274
Change in unrealized gain (loss)	59,472	(326,915)	9,772	(8,524)	296,227	(628,679)
Net increase (decrease) in net assets from operations	64,670	(301,183)	9,901	(5,299)	359,630	(427,849)
From contract transactions:
Net purchase payments	52,278	—	—	—	13,786	1,019
Terminations and withdrawals	(116,568)	(387,201)	(5,820)	(5,820)	(205,958)	(118,222)
Contract benefits	(90,741)	—	—	—	(31,813)	—
Contract charges	(12,001)	(13,029)	(40)	(34)	(17,322)	(16,944)
Transfers	88,226	(32,817)	—	—	(272,696)	150,358
Net increase (decrease) in net assets from Contract transactions	(78,806)	(433,047)	(5,860)	(5,854)	(514,003)	16,211
Net increase (decrease) in net assets	(14,136)	(734,230)	4,041	(11,153)	(154,373)	(411,638)
Net assets:
Beginning of year	1,697,736	2,431,966	62,593	73,746	988,465	1,400,103
End of year	$1,683,600	$1,697,736	$66,634	$62,593	$834,092	$988,465

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2023 and 2022

	Putnam VT Large Cap Value Fund		Putnam VT Mortgage Securities Fund		Putnam VT Multi-Asset Absolute Return Fund (b)
	2023	2022	2023	2022	2023	2022
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$29,906	$15,622	$43,726	$20,955	$5,533	$(228)
Net realized gain (loss)	164,496	236,851	(14,167)	(511)	(4,885)	(17)
Change in unrealized gain (loss)	117,492	(360,132)	(18,157)	(52,679)	325	833
Net increase (decrease) in net assets from operations	311,894	(107,659)	11,402	(32,235)	973	588
From contract transactions:
Net purchase payments	—	—	6,392	—	—	—
Terminations and withdrawals	(262,071)	(104,184)	(13,824)	(356)	—	—
Contract benefits	—	—	—	—	—	—
Contract charges	(21,266)	(20,708)	(189)	(134)	(55)	(125)
Transfers	4,365	(47,094)	296	23,865	(89,011)	70,488
Net increase (decrease) in net assets from Contract transactions	(278,972)	(171,986)	(7,325)	23,375	(89,066)	70,363
Net increase (decrease) in net assets	32,922	(279,645)	4,077	(8,860)	(88,093)	70,951
Net assets:
Beginning of year	2,327,441	2,607,086	271,422	280,282	88,093	17,142
End of year	$2,360,363	$2,327,441	$275,499	$271,422	$—	$88,093

(b)  Fund liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2023 and 2022

	Putnam VT Small Cap Value Fund		TOPS® Managed Risk Balanced ETF Portfolio		TOPS® Managed Risk Growth ETF Portfolio
	2023	2022	2023	2022	2023	2022
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(2,387)	$(2,559)	$(145,901)	$3,740,002	$(554,688)	$5,379,974
Net realized gain (loss)	28,004	53,343	(1,756,224)	8,089,591	(4,981,168)	29,019,757
Change in unrealized gain (loss)	51,492	(102,332)	3,311,827	(14,964,844)	11,374,987	(47,143,660)
Net increase (decrease) in net assets from operations	77,109	(51,548)	1,409,702	(3,135,251)	5,839,131	(12,743,929)
From contract transactions:
Net purchase payments	—	—	6,404	81,723	4,740	47,115
Terminations and withdrawals	(44,761)	(55,681)	(1,893,447)	(1,817,074)	(6,199,951)	(6,352,797)
Contract benefits	—	(4,099)	(281,581)	(267,054)	(1,227,682)	(780,784)
Contract charges	(297)	(311)	(655,183)	(651,844)	(2,296,155)	(2,258,902)
Transfers	113,121	(11,423)	12,326	(704)	(325,080)	10,166
Net increase (decrease) in net assets from Contract transactions	68,063	(71,514)	(2,811,481)	(2,654,953)	(10,044,128)	(9,335,202)
Net increase (decrease) in net assets	145,172	(123,062)	(1,401,779)	(5,790,204)	(4,204,997)	(22,079,131)
Net assets:
Beginning of year	322,622	445,684	19,162,959	24,953,163	66,809,221	88,888,352
End of year	$467,794	$322,622	$17,761,180	$19,162,959	$62,604,224	$66,809,221

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (concluded)
For the Years Ended December 31, 2023 and 2022

	TOPS® Managed Risk Moderate Growth ETF Portfolio
	2023	2022
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(311,375)	$7,225,909
Net realized gain (loss)	(5,452,505)	28,589,227
Change in unrealized gain (loss)	9,347,819	(44,096,520)
Net increase (decrease) in net assets from operations	3,583,939	(8,281,384)
From contract transactions:
Net purchase payments	13,780	90,240
Terminations and withdrawals	(4,720,927)	(5,550,195)
Contract benefits	(654,957)	(585,828)
Contract charges	(1,512,811)	(1,504,580)
Transfers	(38,830)	10,486
Net increase (decrease) in net assets from Contract transactions	(6,913,745)	(7,539,877)
Net increase (decrease) in net assets	(3,329,806)	(15,821,261)
Net assets:
Beginning of year	43,900,446	59,721,707
End of year	$40,570,640	$43,900,446

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements
December 31, 2023

Note 1 — Organization

Forethought Life Insurance Company Separate Account A ("Forethought Life Insurance Company Separate Account A" or the "Separate Account"), which is a funding vehicle for the ForeRetirement, ForeRetirement II, ForeRetirement III, ForeRetirement IV, ForeRetirement Foundation and ForeInvestors Choice variable annuity contracts, is a separate investment account of Forethought Life Insurance Company ("Forethought"), established on June 5, 2012, for the purpose of separating from the general assets of Forethought (the "General Account") those assets used to fund the variable portion of certain variable annuity contracts (the "Contracts") issued by Forethought. Forethought is the Sponsor of the Separate Account. Forethought is a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"). Commonwealth Annuity is a wholly-owned indirect subsidiary of Global Atlantic Financial Group Limited ("GAFG"), a Bermuda company. GAFG is a majority-owned subsidiary of KKR & Co., Inc.

Forethought is subject to the laws of the state of Indiana governing insurance companies and to regulation by the Commissioner of Insurance of Indiana. In addition, Forethought is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Forethought. The Separate Account cannot be charged with liabilities arising out of any other business of Forethought. The General Account is subject to the claims of creditors.

The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Global Atlantic Distributors, LLC is the principal underwriter for the Separate Account and the Forethought Variable Insurance Trust (FVIT). Global Atlantic Distributors, LLC, an affiliate of Forethought, is a wholly-owned indirect subsidiary of GAFG.

The Separate Account is divided into Sub-Accounts, each of which invests exclusively in a fund. One-hundred-twenty-five Sub-Accounts were offered by the Separate Account during 2023, of which one-hundred-twenty-four had activity. One Sub-Account had no Contract owner activity during the year and a zero balance at December 31, 2023. The one Sub-Account is as follows:

Sub-Account With No Activity

Delaware Ivy VIP Asset Strategy

Purchase payments for the Separate Account are allocated to one or more of the Sub-Accounts that comprise the Separate Account. As directed by the owners, amounts may be invested in a designated fund (Underlying Fund) as follows:

Underlying Fund	Class	Investment Adviser	Sub-Adviser
AB VPS Relative Value Portfolio	Class B	AllianceBernstein L.P.	—
American Century VP Capital Appreciation Fund	Class II	American Century Investment Management, Inc.	—
American Century VP Disciplined Core Value Fund	Class II	American Century Investment Management, Inc.	—
American Century VP Growth Fund	Class II	American Century Investment Management, Inc.	—
American Century VP Mid Cap Value Fund	Class II	American Century Investment Management, Inc.	—
American Century VP Value Fund	Class II	American Century Investment Management, Inc.	—
American Funds Asset Allocation Fund	Class 4	Capital Research and Management CompanySM	—
American Funds Capital Income Builder®	Class 4	Capital Research and Management CompanySM	—
American Funds Capital World Growth and Income Fund	Class 4	Capital Research and Management CompanySM	—

Underlying Fund	Class	Investment Adviser	Sub-Adviser
American Funds Global Growth Fund	Class 4	Capital Research and Management CompanySM	—
American Funds Growth Fund	Class 4	Capital Research and Management CompanySM	—
American Funds Growth-Income Fund	Class 4	Capital Research and Management CompanySM	—
American Funds International Fund	Class 4	Capital Research and Management CompanySM	—
American Funds Managed Risk Asset Allocation Fund	Class P2	Capital Research and Management CompanySM	Milliman Financial Risk Management LLC
American Funds New World Fund	Class 4	Capital Research and Management CompanySM	—
American Funds The Bond Fund of America	Class 4	Capital Research and Management CompanySM	—
American Funds Washington Mutual Investors FundSM	Class 4	Capital Research and Management CompanySM	—
BlackRock Basic Value V.I. Fund	Class III	BlackRock Advisors, LLC	—
BlackRock Capital Appreciation V.I. Fund	Class III	BlackRock Advisors, LLC	—
BlackRock Equity Dividend V.I. Fund	Class III	BlackRock Advisors, LLC	—
BlackRock Global Allocation V.I. Fund	Class III	BlackRock Advisors, LLC	—
BlackRock High Yield V.I. Fund	Class III	BlackRock Advisors, LLC	—
BlackRock Managed Volatility V.I. Fund	Class III	BlackRock Advisors, LLC	—
BlackRock S&P 500 Index V.I. Fund	Class II	BlackRock Advisors, LLC	—
BlackRock S&P 500 Index V.I. Fund	Class III	BlackRock Advisors, LLC	—
BlackRock Total Return V.I. Fund	Class III	BlackRock Advisors, LLC	—
BlackRock U.S. Government Bond V.I. Fund	Class III	BlackRock Advisors, LLC	—
Calvert VP EAFE International Index Portfolio	Class F	Calvert Research and Management	World Asset Management, Inc.
Calvert VP Investment Grade Bond Index Portfolio	Class F	Calvert Research and Management	Ameritas Investment Partners, Inc.
Calvert VP Nasdaq 100 Index Portfolio	Class F	Calvert Research and Management	Ameritas Investment Partners, Inc.
Calvert VP Russell 2000® Small Cap Index Portfolio	Class F	Calvert Research and Management	Ameritas Investment Partners, Inc.
Calvert VP S&P MidCap 400 Index Portfolio	Class F	Calvert Research and Management	Ameritas Investment Partners, Inc.
Delaware Ivy VIP Asset Strategy	Class II	Ivy Investment Management Company	—
Delaware Ivy VIP Core Equity	Class II	Ivy Investment Management Company	—
Delaware Ivy VIP International Core Equity	Class II	Ivy Investment Management Company	—

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2023

Underlying Fund	Class	Investment Adviser	Sub-Adviser
Delaware Ivy VIP Value	Class II	Ivy Investment Management Company	—
Delaware VIP Real Estate Securities	Class II	Ivy Investment Management Company	Securian Asset Management, Inc.
DFA VA Global Bond Portfolio	Institutional Shares	Dimensional Fund Advisors LP	—
DFA VA International Value Portfolio	Institutional Shares	Dimensional Fund Advisors LP	—
DFA VA US Large Value Portfolio	Institutional Shares	Dimensional Fund Advisors LP	—
DFA VA US Targeted Value Portfolio	Institutional Shares	Dimensional Fund Advisors LP	—
FT VIP Franklin Global Real Estate VIP Fund	Class 2	Franklin Templeton Institutional, LLC	—
FT VIP Franklin Income VIP Fund	Class 4	Franklin Advisers, Inc.	—
FT VIP Franklin Mutual Global Discovery VIP Fund	Class 4	Franklin Mutual Advisers, LLC	—
FT VIP Franklin Mutual Shares VIP Fund	Class 4	Franklin Mutual Advisers, LLC	—
FT VIP Franklin Rising Dividends VIP Fund	Class 4	Franklin Advisers, Inc.	—
FT VIP Franklin Small Cap Value VIP Fund	Class 4	Franklin Mutual Advisers, LLC	—
FT VIP Franklin Strategic Income VIP Fund	Class 4	Franklin Advisers, Inc.	—
FT VIP Templeton Foreign Fund	Class 4	Templeton Investment Counsel, LLC	—
FT VIP Templeton Global Bond Fund	Class 4	Franklin Advisers, Inc.	—
FT VIP Templeton Growth Fund	Class 4	Templeton Global Advisors Limited	—
Global Atlantic American Funds® Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Milliman Financial Risk Management, LLC
Global Atlantic Balanced Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Milliman Financial Risk Management, LLC
Global Atlantic Blackrock Selects Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Milliman Financial Risk Management, LLC
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Milliman Financial Risk Management, LLC
Global Atlantic Growth Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Milliman Financial Risk Management, LLC
Global Atlantic Moderate Growth Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Milliman Financial Risk Management, LLC
Global Atlantic Select Advisor Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Milliman Financial Risk Management, LLC
Global Atlantic Wellington Research Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Milliman Financial Risk Management, LLC

Underlying Fund	Class	Investment Adviser	Sub-Adviser
Goldman Sachs VIT Core Fixed Income Fund	Service Shares	Goldman Sachs Asset Management, L.P.	—
Goldman Sachs VIT International Equity Insights Fund	Service Shares	Goldman Sachs Asset Management, L.P.	—
Goldman Sachs VIT Mid Cap Growth Fund	Service Shares	Goldman Sachs Asset Management, L.P.	—
Goldman Sachs VIT Mid Cap Value Fund	Service Shares	Goldman Sachs Asset Management, L.P.	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	Advisor Shares	Goldman Sachs Asset Management, L.P.	—
Goldman Sachs VIT Small Cap Equity Insights Fund	Service Shares	Goldman Sachs Asset Management, L.P.	—
Goldman Sachs VIT Trend Driven Allocation Fund	Service Shares	Goldman Sachs Asset Management, L.P.	—
Goldman Sachs VIT U.S. Equity Insights Fund	Service Shares	Goldman Sachs Asset Management, L.P.	—
Hartford Capital Appreciation HLS Fund	Class IB	Hartford Funds Management Company, LLC	Wellington Management Company, LLP
Hartford Disciplined Equity HLS Fund	Class IB	Hartford Funds Management Company, LLC	Wellington Management Company, LLP
Hartford Dividend and Growth HLS Fund	Class IB	Hartford Funds Management Company, LLC	Wellington Management Company, LLP
Hartford International Opportunities HLS Fund	Class IB	Hartford Funds Management Company, LLC	Wellington Management Company, LLP
Hartford Total Return Bond HLS Fund	Class IB	Hartford Funds Management Company, LLC	Wellington Management Company, LLP
Invesco Oppenheimer V.I. International Growth Fund	Series II	Invesco Advisers, Inc.	—
Invesco V.I. Balanced-Risk Allocation Fund	Series II Shares	Invesco Advisers, Inc.	—
Invesco V.I. Comstock Fund	Series II Shares	Invesco Advisers, Inc.	—
Invesco V.I. Core Equity Fund	Series II Shares	Invesco Advisers, Inc.	—
Invesco V.I. Discovery Mid Cap Growth Fund	Series II	Invesco Advisers, Inc.	—
Invesco V.I. Equity and Income Fund	Series II Shares	Invesco Advisers, Inc.	—
Invesco V.I. EQV International Equity Fund	Series II Shares	Invesco Advisers, Inc.	—
Invesco V.I. Global Fund	Series II	Invesco Advisers, Inc.	—
Invesco V.I. Global Real Estate Fund	Series II Shares	Invesco Advisers, Inc.	Invesco Asset Management Limited

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2023

Underlying Fund	Class	Investment Adviser	Sub-Adviser
Invesco V.I. Government Money Market Fund	Series I Shares	Invesco Advisers, Inc.	—
Invesco V.I. Main Street Mid Cap Fund®	Series II Shares	Invesco Advisers, Inc.	—
Invesco V.I. Main Street Small Cap Fund®	Series II	Invesco Advisers, Inc.	—
Invesco V.I. Small Cap Equity Fund	Series II Shares	Invesco Advisers, Inc.	—
Lord Abbett Bond Debenture Portfolio	Class VC	Lord, Abbett & Co. LLC	—
Lord Abbett Fundamental Equity Portfolio	Class VC	Lord, Abbett & Co. LLC	—
Lord Abbett Growth Opportunities Portfolio	Class VC	Lord, Abbett & Co. LLC	—
Lord Abbett Mid Cap Stock Portfolio	Class VC	Lord, Abbett & Co. LLC	—
Lord Abbett Short Duration Income Portfolio	Class VC	Lord, Abbett & Co. LLC	—
MFS® Blended Research® Core Equity Portfolio	Service Class	MFS	—
MFS® Blended Research® Small Cap Equity Portfolio	Service Class	MFS	—
MFS® Global Real Estate Portfolio	Service Class	MFS	—
MFS® Growth Series	Service Class	MFS	—
MFS® International Intrinsic Value Portfolio	Service Class	MFS	—
MFS® Investors Trust Series	Service Class	MFS	—
MFS® Mid Cap Growth Series	Service Class	MFS	—
MFS® Mid Cap Value Portfolio	Service Class	MFS	—
MFS® New Discovery Series	Service Class	MFS	—
MFS® Research International Portfolio	Service Class	MFS	—
MFS® Total Return Bond Series	Service Class	MFS	—
MFS® Utilities Series	Service Class	MFS	—
MFS® Value Series	Service Class	MFS	—
PIMCO All Asset Portfolio	Advisor Class	PIMCO	Research Affiliates, LLC

Underlying Fund	Class	Investment Adviser	Sub-Adviser
PIMCO CommodityRealReturn® Strategy Portfolio	Advisor Class	PIMCO	—
PIMCO Dynamic Bond Portfolio	Advisor Class	PIMCO	—
PIMCO Emerging Markets Bond Portfolio	Advisor Class	PIMCO	—
PIMCO Global Managed Asset Allocation Portfolio	Advisor Class	PIMCO	—
PIMCO High Yield Portfolio	Advisor Class	PIMCO	—
PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	Advisor Class	PIMCO	—
PIMCO Real Return Portfolio	Advisor Class	PIMCO	—
PIMCO StocksPLUS® Global Portfolio	Advisor Class	PIMCO	—
PIMCO Total Return Portfolio	Advisor Class	PIMCO	—
Putnam VT Core Equity Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Global Asset Allocation Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Income Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT International Value Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Large Cap Growth Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Large Cap Value Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Mortgage Securities Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Multi-Asset Absolute Return Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Small Cap Value Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited
TOPS® Managed Risk Balanced ETF Portfolio	Class 3	ValMark Advisers, Inc.	Milliman Financial Risk Management, LLC
TOPS® Managed Risk Growth ETF Portfolio	Class 3	ValMark Advisers, Inc.	Milliman Financial Risk Management, LLC
TOPS® Managed Risk Moderate Growth ETF Portfolio	Class 3	ValMark Advisers, Inc.	Milliman Financial Risk Management, LLC

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2023

In 2023 the following Sub-Accounts were renamed:

Date	New Name	Old Name
April 30, 2023	Putnam VT Core Equity Fund	Putnam VT Multi-Cap Core Fund
April 30, 2023	Putnam VT Large Cap Growth Fund	Putnam VT Growth Opportunities Fund
May 1, 2023	AB VPS Relative Value Portfolio	AB VPS Growth and Income Portfolio

In 2023 the following Sub-Accounts were liquidated:

Date	Liquidated Sub-Account
April 21, 2023	Putnam VT Multi-Asset Absolute Return Fund
April 28, 2023	BlackRock U.S. Government Bond V.I. Fund

Note 2 — Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") and Financial Accounting Standards Board ("FASB") Accounting Standards Codification 946 "Financial Services — Investment Companies". The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Reclassification

On the Statements of Changes in Net Assets, Transfers for the year ended December 31, 2022 have been reclassified to conform to the 2023 presentation.

Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

Subsequent Events

Forethought management has evaluated events subsequent to December 31, 2023. Other than indicated below, there are no subsequent events requiring accounting adjustments or disclosure.

On January 2, 2024, KKR & Co. Inc. ("KKR") acquired all of the remaining minority equity interests of GAFG that KKR did not already own. At the closing of the transaction, GAFG became a wholly-owned subsidiary of KKR.

On March 26, 2024, American Century VP Growth Fund was liquidated.

Investments

Investment transactions are recorded as of the trade date. Investments held by the Sub-Accounts are recorded at fair value based on the stated net asset value per share

("NAV") of the Underlying Funds. The change in the difference between cost and fair value is reflected in unrealized gain (loss) in the statements of operations. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at NAV. Investment income receivable represents dividends receivable by, but not yet reinvested in, the Underlying Funds.

Financial Instruments

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The best evidence of fair value is a quoted price in an active market. If listed prices or quotations are not available, fair value is determined by reference to prices of similar instruments and quoted prices or recent prices in less active markets.

U.S. GAAP establishes a three-level valuation hierarchy based upon observable and non-observable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. The fair value hierarchy prioritizes inputs to the valuation techniques used to measure fair value, giving the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs. A financial instrument's level in the fair value hierarchy is based on the lowest level of any input that is significant to fair value measurement of the financial instrument. The three levels of the fair value hierarchy are described below:

Basis of Fair Value Measurement

•  Level 1 — Inputs are unadjusted quoted prices in active markets to which Forethought had access at the measurement date for identical, unrestricted assets or liabilities.

•  Level 2 — Inputs to valuation techniques are observable either directly or indirectly through quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

•  Level 3 — Model-derived where one or more inputs to the valuation techniques are significant and unobservable.

The Underlying Funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1.

Annuitized Contracts

Net assets allocated to Contracts in the payout phase ("Payout Reserves") involving life contingencies are computed according to the 2012 IAR mortality tables. The assumed investment return is 4.0 percent. The mortality risk is fully borne by Forethought and may result in greater amounts being transferred into the Separate Account by Forethought to cover greater than expected longevity of annuitants. Conversely, if amounts allocated exceed amounts required, transfers may be made to Forethought.

Statements of Changes in Net Assets

Contract owners may allocate their Contract values to variable investment options in the Separate Account and the Fixed Account. The Fixed Account is a part of the General Account that guarantees principal and a fixed minimum interest rate.

Net purchase payments represent payments by Contract owners under the Contracts (excluding amounts allocated to the Fixed Account) reduced by applicable deductions, charges, and state premium taxes. Terminations and withdrawals are payments to Contract owners and beneficiaries made under the terms of the Contracts and amounts that Contract owners have requested to be withdrawn and paid to them. Contract charges are deductions from Contract values for optional rider benefits and annual Contract fees. Contract benefits are payments made to Contract owners and beneficiaries under the terms of the Contracts. Transfers include amounts that Contract owners have directed to be moved among variable Sub-Accounts, along with transfers from and to Contracts in the annuitization phase, reserve adjustments, and withdrawal charges.

Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of Forethought, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Forethought does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. Forethought will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts. The Separate Account did not record any changes in and had no recorded liabilities for uncertain tax benefits or related interest and penalties as of and for the year ended December 31, 2023.

Diversification Requirement

Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the IRC. Forethought believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Note 3 — Expenses and Related Party Transactions

Forethought assesses a Mortality and Expense Risk charge to compensate for certain mortality and expense risks it has assumed. The mortality risk assumed by Forethought is that annuitants may live for a longer time than anticipated, and that Forethought therefore will pay an aggregate amount of benefit payments greater than anticipated. The expense risk assumed is that the expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges provided in the Contracts. If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, Forethought will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to Forethought. Forethought also assesses an Administrative Charge to compensate for administrative expenses of the Contracts. Forethought assesses a Premium

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2023

Based Charge to compensate for a portion of acquisition expenses, including promotion and distribution of the contract.

A daily Fund Facilitation Fee is applied to the assets in certain Sub-Accounts. The Fund Facilitation Fee allows Forethought to offer the funds underlying these certain Sub-Accounts to Contract holders, even though the amounts paid to Forethought by the funds may not be sufficient for Forethought to meet expenses and revenue targets.

Separate Account Annual Expenses (as a percentage of average daily Contract Value excluding Fixed Accumulation Feature and Personal Pension Account investments)	B Share	C Share	L Share	I Share
ForeRetirement
Mortality and Expense Risk Charge	0.45%	1.35%	0.80%	N/A
Administrative Charge	0.20%	0.20%	0.20%	N/A
Premium Based Charge	0.50%	None	0.50%	N/A
Maximum Fund Facilitation Fee (1)	0.50%	0.50%	0.50%	N/A
Total Separate Account Annual Expenses	1.65%	2.05%	2.00%
ForeRetirement II
Mortality and Expense Risk Charge	0.45%	1.45%	0.90%	N/A
Administrative Charge	0.20%	0.20%	0.20%	N/A
Premium Based Charge	0.50%	None	0.50%	N/A
Maximum Fund Facilitation Fee (1)	0.50%	0.50%	0.50%	N/A
Total Separate Account Annual Expenses	1.65%	2.15%	2.10%
ForeRetirement III
Mortality and Expense Risk Charge	0.45%	1.45%	0.90%	N/A
Administrative Charge	0.20%	0.20%	0.20%	N/A
Premium Based Charge	0.50%	None	0.50%	N/A
Maximum Fund Facilitation Fee (1)	0.50%	0.50%	0.50%	N/A
Total Separate Account Annual Expenses	1.65%	2.15%	2.10%
ForeRetirement IV
Mortality and Expense Risk Charge	0.45%	1.45%	N/A	0.10%
Administrative Charge	0.20%	0.20%	N/A	0.20%
Premium Based Charge	0.50%	None	N/A	None
Maximum Fund Facilitation Fee (1)	0.50%	0.50%	N/A	0.50%
Total Separate Account Annual Expenses	1.65%	2.15%		0.80%
Separate Account Annual Expenses (as a percentage of average daily Contract Value excluding Fixed Accumulation Feature and Personal Pension Account investments)	B Share	C Share	L Share	I Share
ForeRetirement Foundation
Mortality and Expense Risk Charge	0.80%	1.45%	0.90%	N/A
Administrative Charge	0.20%	0.20%	0.20%	N/A
Premium Based Charge	None	None	0.50%	N/A
Maximum Fund Facilitation Fee (1)	0.50%	0.50%	0.50%	N/A
Total Separate Account Annual Expenses	1.50%	2.15%	2.10%
ForeInvestors Choice
Mortality and Expense Risk Charge	0.80%	0.95%	N/A	0.10%
Administrative Charge	0.20%	0.20%	N/A	0.20%
Premium Based Charge	None	None	N/A	None
Maximum Fund Facilitation Fee (1)	0.50%	0.50%	N/A	0.50%
Total Separate Account Annual Expenses	1.50%	1.65%		0.80%

(1)  Fee is applied daily to amounts invested in the following Sub-Accounts:

  American Funds Managed Risk Asset Allocation Fund

  BlackRock High Yield V.I. Fund

  BlackRock U.S. Government Bond V.I. Fund

  Calvert VP Investment Grade Bond Index Portfolio

  Calvert VP NASDAQ 100 Index Portfolio

  DFA VA Global Bond Portfolio

  DFA VA International Value Portfolio

  DFA VA US Large Value Portfolio

  DFA VA US Targeted Value Portfolio

  FT VIP Franklin Global Real Estate VIP Fund

  Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

  Global Atlantic Growth Managed Risk Portfolio

  Global Atlantic Select Advisor Managed Risk Portfolio

  Goldman Sachs VIT Core Fixed Income Fund

  Hartford Capital Appreciation HLS Fund

  Hartford Total Return Bond HLS Fund

  Invesco V.I. Government Money Market Fund

  MFS® Total Return Bond Series

  PIMCO CommodityRealReturn® Strategy Portfolio

  PIMCO Real Return Portfolio

  PIMCO Total Return Portfolio

  TOPS® Managed Risk Balanced ETF Portfolio

  TOPS® Managed Risk Growth ETF Portfolio

  TOPS® Managed Risk Moderate Growth ETF Portfolio

Some states and municipalities impose premium taxes, which currently range up to 3.5%, on variable annuity contracts.

There are other fees and charges that may be assessed at the discretion of Forethought, in accordance with Contract terms.

Global Atlantic Investment Advisors, LLC (GAIA) is the investment adviser to the FVIT. GAIA, an affiliate of Forethought, is a wholly owned indirect subsidiary of GAFG. During the year ended December 31, 2023, management fees of the underlying FVIT funds were paid by the underlying fund to GAIA in its capacity as investment manager of the FVIT funds, which is an indirect expense of the Separate Account.

The FVIT funds' advisory agreement provides for each fund to pay a fee to GAIA, equal to an annual rate ranging from 0.55% to 0.90% of the applicable fund's average daily net assets. In addition, according to the Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, Class II shares of each FVIT fund paid a fee to Global Atlantic Distributors, LLC equal to an annual rate of 0.25% of the fund's average daily net assets. Class I shares paid no 12b-1 fee. These fees are direct expenses of the funds, and indirect expenses of the Separate Account.

Note 4 — Changes In Units Outstanding

The changes in units outstanding were as follows:

	2023			2022
Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Relative Value Portfolio (a)	14	(1,565)	(1,551)	31	(206)	(175)
American Century VP Capital Appreciation Fund	3,519	(3,621)	(102)	1,048	(11)	1,037
American Century VP Disciplined Core Value Fund	—	(552)	(552)	25	(2,811)	(2,786)
American Century VP Growth Fund	3,532	(26,032)	(22,500)	14,244	(19,101)	(4,857)
American Century VP Mid Cap Value Fund	4,581	(29,983)	(25,402)	5,033	(21,618)	(16,585)
American Century VP Value Fund	2,143	(15,875)	(13,732)	12,357	(31,382)	(19,025)
American Funds Asset Allocation Fund	2,277	(6,886)	(4,609)	10,531	(13,893)	(3,362)
American Funds Capital Income Builder®	—	(227)	(227)	—	(228)	(228)
American Funds Capital World Growth and Income Fund	978	(18,955)	(17,977)	4,725	(9,081)	(4,356)
American Funds Global Growth Fund	6,981	(9,342)	(2,361)	32,459	(23,355)	9,104
American Funds Growth Fund	37,301	(115,481)	(78,180)	67,766	(67,919)	(153)
American Funds Growth-Income Fund	17,708	(137,755)	(120,047)	45,224	(31,448)	13,776
American Funds International Fund	9,348	(32,546)	(23,198)	28,870	(25,414)	3,456
American Funds Managed Risk Asset Allocation Fund	117,715	(5,454,039)	(5,336,324)	161,496	(5,551,518)	(5,390,022)
American Funds New World Fund	4,292	(24,763)	(20,471)	7,845	(16,700)	(8,855)
American Funds The Bond Fund of America	81,277	(3,088)	78,189	4,848	(12,900)	(8,052)
American Funds Washington Mutual Investors FundSM	13,068	(15,568)	(2,500)	34,361	(21,678)	12,683
BlackRock Basic Value V.I. Fund	4	(240)	(236)	5	(20)	(15)
BlackRock Capital Appreciation V.I. Fund	4,808	(25,518)	(20,710)	19,289	(16,445)	2,844

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2023

	2023			2022
Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
BlackRock Equity Dividend V.I. Fund	7,432	(24,359)	(16,927)	16,325	(26,014)	(9,689)
BlackRock Global Allocation V.I. Fund	4,732	(32,843)	(28,111)	14,118	(35,718)	(21,600)
BlackRock High Yield V.I. Fund	8,450	(29,497)	(21,047)	7,855	(15,675)	(7,820)
BlackRock Managed Volatility V.I. Fund	232,371	(335,420)	(103,049)	109,572	(492,106)	(382,534)
BlackRock S&P 500 Index V.I. Fund Class II	5,511	(39,694)	(34,183)	63,195	(51,915)	11,280
BlackRock S&P 500 Index V.I. Fund Class III	52,412	(27,386)	25,026	20,067	(79,717)	(59,650)
BlackRock Total Return V.I. Fund	6,402	(19,126)	(12,724)	555	(3,508)	(2,953)
BlackRock U.S. Government Bond V.I. Fund (b)	273	(48,770)	(48,497)	72,817	(104,698)	(31,881)
Calvert VP EAFE International Index Portfolio	1,442	(1,385)	57	4,488	(2,719)	1,769
Calvert VP Investment Grade Bond Index Portfolio	775	(2,935)	(2,160)	2,805	(8,329)	(5,524)
Calvert VP Nasdaq 100 Index Portfolio	1,713	(14,668)	(12,955)	12,786	(8,487)	4,299
Calvert VP Russell 2000® Small Cap Index Portfolio	536	(1,950)	(1,414)	38,619	(30,226)	8,393
Calvert VP S&P MidCap 400 Index Portfolio	5,303	(4,159)	1,144	39,639	(37,438)	2,201
Delaware Ivy VIP Core Equity	5	—	5	—	(22)	(22)
Delaware Ivy VIP International Core Equity	2,116	(15,277)	(13,161)	2,102	(10,054)	(7,952)
Delaware Ivy VIP Value	—	—	—	—	—	—
Delaware VIP Real Estate Securities	—	(2)	(2)	—	(1,936)	(1,936)
DFA VA Global Bond Portfolio	398	(49)	349	2,861	(319)	2,542
DFA VA International Value Portfolio	26	(32)	(6)	50	(158)	(108)
DFA VA US Large Value Portfolio	147	(94)	53	3,464	(320)	3,144
DFA VA US Targeted Value Portfolio	151	(351)	(200)	2,328	(484)	1,844
FT VIP Franklin Global Real Estate VIP Fund	—	—	—	—	—	—
FT VIP Franklin Income VIP Fund	18,964	(26,509)	(7,545)	10,629	(88,544)	(77,915)
FT VIP Franklin Mutual Global Discovery VIP Fund	—	(18)	(18)	3,587	(1,842)	1,745
FT VIP Franklin Mutual Shares VIP Fund	4,733	(37,677)	(32,944)	8,934	(15,839)	(6,905)
FT VIP Franklin Rising Dividends VIP Fund	9,917	(18,919)	(9,002)	13,126	(25,064)	(11,938)
FT VIP Franklin Small Cap Value VIP Fund	3,462	(20,320)	(16,858)	3,728	(13,882)	(10,154)
FT VIP Franklin Strategic Income VIP Fund	9,280	(21,330)	(12,050)	7,330	(38,644)	(31,314)
FT VIP Templeton Foreign Fund	3,523	(22,890)	(19,367)	10,953	(10,750)	203
FT VIP Templeton Global Bond Fund	10,267	(118,072)	(107,805)	4,903	(69,405)	(64,502)
FT VIP Templeton Growth Fund	3,823	(15,089)	(11,266)	11,049	(10,887)	162
Global Atlantic American Funds® Managed Risk Portfolio	128,618	(2,113,925)	(1,985,307)	50,808	(1,665,619)	(1,614,811)
Global Atlantic Balanced Managed Risk Portfolio	159,734	(1,151,492)	(991,758)	121,268	(1,053,932)	(932,664)
Global Atlantic Blackrock Selects Managed Risk Portfolio	41,952	(2,376,844)	(2,334,892)	109,741	(1,955,702)	(1,845,961)
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	132,075	(2,134,721)	(2,002,646)	194,956	(2,351,877)	(2,156,921)
Global Atlantic Growth Managed Risk Portfolio	113,043	(3,622,754)	(3,509,711)	54,764	(3,085,824)	(3,031,060)
Global Atlantic Moderate Growth Managed Risk Portfolio	42,093	(1,337,678)	(1,295,585)	52,852	(1,214,970)	(1,162,118)
Global Atlantic Select Advisor Managed Risk Portfolio	28,335	(863,757)	(835,422)	44,274	(732,469)	(688,195)

	2023			2022
Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Global Atlantic Wellington Research Managed Risk Portfolio	85,045	(4,182,713)	(4,097,668)	78,084	(3,325,473)	(3,247,389)
Goldman Sachs VIT Core Fixed Income Fund	2,885	(25,570)	(22,685)	160	(4,056)	(3,896)
Goldman Sachs VIT International Equity Insights Fund	247	(434)	(187)	280	(2,118)	(1,838)
Goldman Sachs VIT Mid Cap Growth Fund	37	(82)	(45)	28	(100)	(72)
Goldman Sachs VIT Mid Cap Value Fund	—	(325)	(325)	935	(4,715)	(3,780)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	—	(1,474)	(1,474)	—	(22)	(22)
Goldman Sachs VIT Small Cap Equity Insights Fund	1,491	(3,064)	(1,573)	160	(1,816)	(1,656)
Goldman Sachs VIT Trend Driven Allocation Fund	—	(36,505)	(36,505)	68	(1,691)	(1,623)
Goldman Sachs VIT U.S. Equity Insights Fund	2,577	(15,762)	(13,185)	—	(13,129)	(13,129)
Hartford Capital Appreciation HLS Fund	1,387	(15,071)	(13,684)	5,364	(18,999)	(13,635)
Hartford Disciplined Equity HLS Fund	172	(3,804)	(3,632)	1,260	(5,436)	(4,176)
Hartford Dividend and Growth HLS Fund	2,181	(12,240)	(10,059)	5,074	(20,453)	(15,379)
Hartford International Opportunities HLS Fund	6,990	(21,881)	(14,891)	7,358	(14,145)	(6,787)
Hartford Total Return Bond HLS Fund	18,443	(44,815)	(26,372)	4,149	(61,259)	(57,110)
Invesco Oppenheimer V.I. International Growth Fund	535	(3,654)	(3,119)	1,084	(9)	1,075
Invesco V.I. Balanced-Risk Allocation Fund	334	(43,582)	(43,248)	2,938	(21,894)	(18,956)
Invesco V.I. Comstock Fund	—	(6,988)	(6,988)	21,012	(456)	20,556
Invesco V.I. Core Equity Fund	770	(2,604)	(1,834)	2,587	(7,994)	(5,407)
Invesco V.I. Discovery Mid Cap Growth Fund	373	(1,449)	(1,076)	622	(740)	(118)
Invesco V.I. Equity and Income Fund	367	(1,854)	(1,487)	—	(5,348)	(5,348)
Invesco V.I. EQV International Equity Fund	13,744	(21,071)	(7,327)	14,560	(14,046)	514
Invesco V.I. Global Fund	9	(1,088)	(1,079)	12,875	(23)	12,852
Invesco V.I. Global Real Estate Fund	3,385	(3,267)	118	1,075	(3,927)	(2,852)
Invesco V.I. Government Money Market Fund	524,826	(659,823)	(134,997)	668,455	(741,171)	(72,716)
Invesco V.I. Main Street Mid Cap Fund®	4,367	(18,350)	(13,983)	1,306	(7,353)	(6,047)
Invesco V.I. Main Street Small Cap Fund®	4,296	(5,052)	(756)	3,809	(5,571)	(1,762)
Invesco V.I. Small Cap Equity Fund	6,414	(16,098)	(9,684)	5,180	(12,688)	(7,508)
Lord Abbett Bond Debenture Portfolio	10,532	(32,402)	(21,870)	30,058	(73,443)	(43,385)
Lord Abbett Fundamental Equity Portfolio	5,596	(18,199)	(12,603)	6,616	(10,299)	(3,683)
Lord Abbett Growth Opportunities Portfolio	2,127	(7,545)	(5,418)	2,540	(14,255)	(11,715)
Lord Abbett Mid Cap Stock Portfolio	8,218	(8,913)	(695)	12,678	(9,276)	3,402
Lord Abbett Short Duration Income Portfolio	6,673	(9,955)	(3,282)	23,716	(108,169)	(84,453)
MFS® Blended Research® Core Equity Portfolio	—	(1,369)	(1,369)	2,214	(1,173)	1,041

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2023

	2023			2022
Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MFS® Blended Research® Small Cap Equity Portfolio	7,686	(4,859)	2,827	3,153	(1,996)	1,157
MFS® Global Real Estate Portfolio	470	(3,204)	(2,734)	5,836	(6,523)	(687)
MFS® Growth Series	3,118	(42,193)	(39,075)	16,974	(52,401)	(35,427)
MFS® International Intrinsic Value Portfolio	1,287	(14,944)	(13,657)	5,809	(11,805)	(5,996)
MFS® Investors Trust Series	275	(3,693)	(3,418)	396	(2,616)	(2,220)
MFS® Mid Cap Growth Series	157	(2,192)	(2,035)	2,387	(1,637)	750
MFS® Mid Cap Value Portfolio	3,535	(11,529)	(7,994)	4,494	(8,209)	(3,715)
MFS® New Discovery Series	3,130	(18,718)	(15,588)	6,770	(17,410)	(10,640)
MFS® Research International Portfolio	—	(214)	(214)	—	(149)	(149)
MFS® Total Return Bond Series	3,478	(2,749)	729	259	(467)	(208)
MFS® Utilities Series	1,477	(2,106)	(629)	2,288	(2,566)	(278)
MFS® Value Series	5,110	(16,353)	(11,243)	10,011	(24,033)	(14,022)
PIMCO All Asset Portfolio	1,516	(2,260)	(744)	226	(4,068)	(3,842)
PIMCO CommodityRealReturn® Strategy Portfolio	74	(431)	(357)	36,344	(556)	35,788
PIMCO Dynamic Bond Portfolio	18	(698)	(680)	8	(2,594)	(2,586)
PIMCO Emerging Markets Bond Portfolio	—	(41)	(41)	2,722	(7,161)	(4,439)
PIMCO Global Managed Asset Allocation Portfolio	—	—	—	—	—	—
PIMCO High Yield Portfolio	9,951	(1,918)	8,033	4,519	(1,500)	3,019
PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	339	(4,824)	(4,485)	4,641	(2,741)	1,900
PIMCO Real Return Portfolio	—	(3,481)	(3,481)	—	(499)	(499)
PIMCO StocksPLUS® Global Portfolio	4,412	(18,684)	(14,272)	6,359	(10,322)	(3,963)
PIMCO Total Return Portfolio	15,114	(63,195)	(48,081)	28,360	(35,290)	(6,930)
Putnam VT Core Equity Fund (a)	1,025	—	1,025	—	—	—
Putnam VT Global Asset Allocation Fund	—	—	—	—	—	—
Putnam VT Income Fund	13,732	(21,716)	(7,984)	4,127	(43,883)	(39,756)
Putnam VT International Value Fund	—	(458)	(458)	—	(424)	(424)
Putnam VT Large Cap Growth Fund (a)	2,663	(22,194)	(19,531)	8,691	(7,660)	1,031
Putnam VT Large Cap Value Fund	3,536	(16,409)	(12,873)	2,837	(11,108)	(8,271)
Putnam VT Mortgage Securities Fund	3,610	(4,392)	(782)	2,454	(51)	2,403
Putnam VT Multi-Asset Absolute Return Fund (b)	—	(9,698)	(9,698)	7,837	(14)	7,823
Putnam VT Small Cap Value Fund	6,876	(3,171)	3,705	95	(4,014)	(3,919)
TOPS® Managed Risk Balanced ETF Portfolio	9,842	(236,521)	(226,679)	8,224	(220,957)	(212,733)
TOPS® Managed Risk Growth ETF Portfolio	1,497	(791,732)	(790,235)	9,071	(731,102)	(722,031)
TOPS® Managed Risk Moderate Growth ETF Portfolio	1,403	(535,635)	(534,232)	21,745	(594,084)	(572,339)

(a)  Name change. See Note 1.

(b)  Fund liquidation. See Note 1.

Note 5 — Purchases and Sales of Investments

The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2023 were as follows:

Investment Portfolios	Purchases	Sales
AB VPS Relative Value Portfolio (a)	$3,626	$27,521
American Century VP Capital Appreciation Fund	66,782	69,520
American Century VP Disciplined Core Value Fund	—	9,176
American Century VP Growth Fund	112,779	856,522
American Century VP Mid Cap Value Fund	318,778	622,612
American Century VP Value Fund	236,781	332,948
American Funds Asset Allocation Fund	172,372	130,515
American Funds Capital Income Builder®	37,847	16,742
American Funds Capital World Growth and Income Fund	34,651	325,417
American Funds Global Growth Fund	465,059	215,172
American Funds Growth Fund	2,202,203	3,696,503
American Funds Growth-Income Fund	1,225,261	3,370,175
American Funds International Fund	149,414	460,096
American Funds Managed Risk Asset Allocation Fund	66,971,738	81,064,841
American Funds New World Fund	75,683	379,813
American Funds The Bond Fund of America	896,609	46,614
American Funds Washington Mutual Investors FundSM	451,761	360,710
BlackRock Basic Value V.I. Fund	2,159	4,257
BlackRock Capital Appreciation V.I. Fund	220,901	712,467
BlackRock Equity Dividend V.I. Fund	292,697	543,762
BlackRock Global Allocation V.I. Fund	150,778	473,656
BlackRock High Yield V.I. Fund	184,166	390,861
BlackRock Managed Volatility V.I. Fund	3,682,554	3,801,723
BlackRock S&P 500 Index V.I. Fund Class II	479,597	910,568
BlackRock S&P 500 Index V.I. Fund Class III	999,850	462,339
BlackRock Total Return V.I. Fund	97,143	200,269
BlackRock U.S. Government Bond V.I. Fund (b)	6,758	463,231
Calvert VP EAFE International Index Portfolio	30,755	22,034
Calvert VP Investment Grade Bond Index Portfolio	14,494	31,270
Calvert VP Nasdaq 100 Index Portfolio	69,726	460,787
Calvert VP Russell 2000® Small Cap Index Portfolio	26,193	46,996
Calvert VP S&P MidCap 400 Index Portfolio	190,557	90,335
Delaware Ivy VIP Core Equity	1,197	115
Delaware Ivy VIP International Core Equity	50,316	208,719
Delaware Ivy VIP Value	1,156	72
Delaware VIP Real Estate Securities	1,197	97
DFA VA Global Bond Portfolio	13,940	3,823
DFA VA International Value Portfolio	14,086	3,553
DFA VA US Large Value Portfolio	27,323	10,464
DFA VA US Targeted Value Portfolio	22,013	8,529
FT VIP Franklin Global Real Estate VIP Fund	857	155
FT VIP Franklin Income VIP Fund	579,266	385,931
FT VIP Franklin Mutual Global Discovery VIP Fund	6,423	1,111
FT VIP Franklin Mutual Shares VIP Fund	243,933	615,915

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2023

Investment Portfolios	Purchases	Sales
FT VIP Franklin Rising Dividends VIP Fund	$482,766	$474,275
FT VIP Franklin Small Cap Value VIP Fund	124,559	363,752
FT VIP Franklin Strategic Income VIP Fund	133,268	227,599
FT VIP Templeton Foreign Fund	64,603	266,786
FT VIP Templeton Global Bond Fund	84,144	959,077
FT VIP Templeton Growth Fund	75,604	220,084
Global Atlantic American Funds® Managed Risk Portfolio	24,742,750	30,164,412
Global Atlantic Balanced Managed Risk Portfolio	3,210,895	14,824,187
Global Atlantic Blackrock Selects Managed Risk Portfolio	1,917,090	28,931,173
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	14,773,026	32,484,808
Global Atlantic Growth Managed Risk Portfolio	18,558,244	49,990,630
Global Atlantic Moderate Growth Managed Risk Portfolio	3,852,652	18,068,929
Global Atlantic Select Advisor Managed Risk Portfolio	7,316,363	12,442,515
Global Atlantic Wellington Research Managed Risk Portfolio	3,384,836	62,551,429
Goldman Sachs VIT Core Fixed Income Fund	70,152	268,960
Goldman Sachs VIT International Equity Insights Fund	7,331	6,462
Goldman Sachs VIT Mid Cap Growth Fund	1,409	2,611
Goldman Sachs VIT Mid Cap Value Fund	5,868	7,414
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	3,803	15,246
Goldman Sachs VIT Small Cap Equity Insights Fund	27,306	54,924
Goldman Sachs VIT Trend Driven Allocation Fund	1,188	433,161
Goldman Sachs VIT U.S. Equity Insights Fund	69,374	335,409
Hartford Capital Appreciation HLS Fund	76,097	339,394
Hartford Disciplined Equity HLS Fund	8,314	47,875
Hartford Dividend and Growth HLS Fund	254,268	344,509
Hartford International Opportunities HLS Fund	113,916	297,415
Hartford Total Return Bond HLS Fund	248,714	479,339
Invesco Oppenheimer V.I. International Growth Fund	7,259	47,644
Invesco V.I. Balanced-Risk Allocation Fund	4,132	546,775
Invesco V.I. Comstock Fund	104,018	133,593
Invesco V.I. Core Equity Fund	33,466	57,268
Invesco V.I. Discovery Mid Cap Growth Fund	7,093	33,161
Invesco V.I. Equity and Income Fund	45,046	34,415
Invesco V.I. EQV International Equity Fund	184,770	313,702
Invesco V.I. Global Fund	36,238	21,881
Invesco V.I. Global Real Estate Fund	35,597	33,679
Invesco V.I. Government Money Market Fund	5,433,968	6,553,223
Invesco V.I. Main Street Mid Cap Fund®	67,683	294,598
Invesco V.I. Main Street Small Cap Fund®	80,493	95,344
Invesco V.I. Small Cap Equity Fund	133,866	297,273
Lord Abbett Bond Debenture Portfolio	288,932	416,405
Lord Abbett Fundamental Equity Portfolio	159,563	376,687
Lord Abbett Growth Opportunities Portfolio	42,503	141,776
Lord Abbett Mid Cap Stock Portfolio	132,512	129,109
Lord Abbett Short Duration Income Portfolio	103,692	111,028
MFS® Blended Research® Core Equity Portfolio	15,526	28,099
MFS® Blended Research® Small Cap Equity Portfolio	151,227	83,977
MFS® Global Real Estate Portfolio	11,961	46,384
MFS® Growth Series	394,895	1,208,892

Investment Portfolios	Purchases	Sales
MFS® International Intrinsic Value Portfolio	$103,291	$268,656
MFS® Investors Trust Series	32,081	100,763
MFS® Mid Cap Growth Series	6,767	46,077
MFS® Mid Cap Value Portfolio	132,633	211,795
MFS® New Discovery Series	68,028	407,034
MFS® Research International Portfolio	514	3,667
MFS® Total Return Bond Series	38,092	28,525
MFS® Utilities Series	49,620	38,426
MFS® Value Series	236,775	378,103
PIMCO All Asset Portfolio	22,368	28,164
PIMCO CommodityRealReturn® Strategy Portfolio	88,599	12,288
PIMCO Dynamic Bond Portfolio	3,688	8,241
PIMCO Emerging Markets Bond Portfolio	5,218	1,400
PIMCO Global Managed Asset Allocation Portfolio	669	348
PIMCO High Yield Portfolio	120,658	23,744
PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	23,004	54,691
PIMCO Real Return Portfolio	1,809	38,967
PIMCO StocksPLUS® Global Portfolio	90,340	336,975
PIMCO Total Return Portfolio	246,322	658,740
Putnam VT Core Equity Fund (a)	26,500	183
Putnam VT Global Asset Allocation Fund	273	182
Putnam VT Income Fund	235,484	231,296
Putnam VT International Value Fund	912	6,524
Putnam VT Large Cap Growth Fund (a)	85,044	591,340
Putnam VT Large Cap Value Fund	261,207	373,540
Putnam VT Mortgage Securities Fund	79,120	42,719
Putnam VT Multi-Asset Absolute Return Fund (b)	5,804	89,336
Putnam VT Small Cap Value Fund	156,139	51,035
TOPS® Managed Risk Balanced ETF Portfolio	236,441	3,111,528
TOPS® Managed Risk Growth ETF Portfolio	338,642	10,845,066
TOPS® Managed Risk Moderate Growth ETF Portfolio	278,271	7,381,680

(a)  Name change. See Note 1.

(b)  Fund liquidation. See Note 1.

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2023

Note 6 — Financial Highlights

The Separate Account has a number of products, which have unique combinations of features and fees that are charged against the Contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. Only product designs within each product that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum Contract charges offered by the Separate Account as Contract owners may not have selected all available and applicable Contract options as discussed in Note 3.

Unit fair values, units outstanding, income and expense ratios and total returns for the Separate Account were as follows:

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
AB VPS Relative Value Portfolio (a)
2023	1,949	19.80	19.80	38,599	1.09	1.00	1.00	10.61	10.61
2022	3,500	17.90	17.90	62,645	1.10	1.00	1.00	(5.39)	(5.39)
2021	3,675	18.92	18.92	69,520	0.63	1.00	1.00	26.56	26.56
2020	3,962	14.95	14.95	59,221	1.36	1.00	1.00	1.49	1.49
2019	3,877	14.73	14.73	57,115	1.03	1.00	1.00	22.34	22.34
American Century VP Capital Appreciation Fund
2023	5,359	20.32	21.06	111,297	N/A	0.65	1.00	19.32	19.73
2022	5,461	17.03	17.59	94,836	N/A	0.65	1.00	(28.95)	(28.70)
2021	4,424	23.97	24.67	108,096	N/A	0.65	1.00	9.95	10.33
2020	3,128	21.80	22.36	69,680	N/A	0.65	1.00	40.92	41.34
2019	3,448	15.47	15.82	54,372	N/A	0.65	1.00	33.94	34.52
American Century VP Disciplined Core Value Fund
2023	—	18.70	18.70	—	N/A	1.00	1.00	7.16	7.16
2022	552	17.45	17.45	9,627	1.02	1.00	1.00	(13.70)	(13.70)
2021	3,338	20.22	20.22	67,485	0.83	1.00	1.00	22.10	22.10
2020	8,916	16.56	16.56	147,606	1.77	1.00	1.00	10.40	10.40
2019	8,364	15.00	15.00	125,492	1.83	1.00	1.00	22.45	22.45
American Century VP Growth Fund
2023	70,421	37.01	40.83	2,551,635	N/A	0.65	1.55	40.94	42.22
2022	92,921	22.18	28.71	2,389,019	N/A	0.65	1.10	(32.07)	(31.77)
2021	97,778	32.65	33.80	3,618,702	N/A	0.65	1.10	25.72	26.31
2020	110,546	31.03	33.32	3,275,247	0.31	0.65	1.55	32.61	33.82
2019	153,639	23.40	24.90	3,437,231	0.22	0.65	1.55	33.26	34.45
American Century VP Mid Cap Value Fund
2023	61,497	18.79	26.15	1,305,615	2.16	0.65	1.65	4.33	5.36
2022	86,899	18.01	24.82	1,745,120	2.10	0.65	1.65	(3.02)	(2.01)
2021	103,484	18.57	20.05	2,121,982	0.97	0.65	1.65	20.98	22.26
2020	122,399	15.35	20.73	2,076,366	1.68	0.65	1.65	(0.52)	0.48
2019	131,532	15.43	20.63	2,258,234	1.94	0.65	1.65	26.89	28.14
American Century VP Value Fund
2023	94,628	18.38	25.73	1,875,761	2.22	0.65	1.65	7.23	8.29
2022	108,360	17.14	23.76	2,004,305	1.92	0.65	1.65	(1.32)	(0.34)
2021	127,385	17.37	23.84	2,374,023	1.58	0.65	1.65	22.24	23.46
2020	130,484	14.21	19.31	1,994,309	2.15	0.65	1.65	(0.84)	0.21
2019	154,267	14.33	19.27	2,416,473	1.95	0.65	1.65	24.83	26.11

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
American Funds Asset Allocation Fund
2023	145,681	16.65	17.11	2,457,889	2.04	0.65	1.15	12.73	13.24
2022	150,290	14.77	15.69	2,244,749	1.70	0.30	1.15	(14.62)	(13.93)
2021	153,652	17.30	18.23	2,685,038	1.34	0.30	1.15	13.52	14.51
2020	152,658	15.24	15.92	2,344,962	1.47	0.30	1.15	10.84	11.80
2019	147,033	13.75	14.24	2,032,101	1.74	0.30	1.15	19.57	20.58
American Funds Capital Income Builder®
2023	105,377	13.86	14.86	1,480,547	2.70	0.30	1.15	7.44	8.47
2022	105,604	12.90	13.70	1,377,762	2.56	0.30	1.15	(8.38)	(7.68)
2021	105,832	14.08	14.84	1,505,408	2.48	0.30	1.15	13.37	14.42
2020	110,028	12.42	12.97	1,379,170	2.67	0.30	1.15	2.90	3.76
2019	111,153	12.07	12.50	1,351,606	2.57	0.30	1.15	16.28	17.26
American Funds Capital World Growth and Income Fund
2023	59,659	16.92	22.44	1,110,663	1.66	0.65	1.65	18.65	19.87
2022	77,636	14.26	18.72	1,204,113	2.13	0.65	1.65	(18.89)	(18.11)
2021	81,992	17.58	18.98	1,565,401	1.29	0.65	1.65	12.55	13.72
2020	105,374	15.62	20.10	1,771,141	1.10	0.65	1.65	6.77	7.83
2019	124,120	14.63	18.64	1,935,564	1.80	0.65	1.65	28.67	29.90
American Funds Global Growth Fund
2023	206,868	20.27	21.72	4,296,316	0.71	0.30	1.15	20.94	21.95
2022	209,229	16.76	17.81	3,586,859	0.45	0.30	1.15	(25.81)	(25.14)
2021	200,125	22.59	23.79	4,612,381	0.21	0.30	1.15	14.84	15.77
2020	181,512	19.67	20.55	3,641,813	0.16	0.30	1.15	28.65	29.82
2019	166,126	15.29	15.83	2,595,288	1.02	0.30	1.15	33.30	34.49
American Funds Growth Fund
2023	618,047	31.82	31.57	20,019,444	0.17	0.30	1.65	35.87	37.74
2022	696,227	23.42	22.92	16,713,594	0.10	0.30	1.65	(31.26)	(30.33)
2021	696,380	34.07	32.90	24,138,631	0.06	0.30	1.65	19.71	21.31
2020	765,665	28.46	27.12	22,526,943	0.20	0.30	1.65	49.24	51.25
2019	800,307	19.07	17.93	16,057,838	0.58	0.30	1.65	28.24	30.12
American Funds Growth-Income Fund
2023	559,489	22.99	20.09	12,340,535	1.15	0.30	1.65	23.80	25.41
2022	679,536	18.57	16.02	12,515,758	1.09	0.30	1.65	(18.09)	(16.95)
2021	665,760	22.67	19.29	14,987,489	0.96	0.30	1.65	21.82	23.42
2020	649,739	18.61	15.63	12,262,732	1.20	0.30	1.65	11.37	12.93
2019	605,331	16.71	13.84	10,451,105	1.59	0.30	1.65	23.78	25.48
American Funds International Fund
2023	159,298	13.54	14.12	2,203,023	1.06	0.30	1.55	13.78	15.27
2022	182,496	11.90	12.25	2,211,837	1.53	0.30	1.55	(22.22)	(21.27)
2021	179,040	15.30	15.56	2,763,401	2.26	0.30	1.55	(3.23)	(2.02)
2020	187,237	15.81	15.88	2,959,929	0.45	0.30	1.55	11.89	13.35
2019	192,441	14.13	14.01	2,709,584	1.18	0.30	1.55	20.77	22.25
American Funds Managed Risk Asset Allocation Fund
2023	31,293,661	12.97	17.09	471,513,032	1.84	0.75	1.75	8.35	9.41
2022	36,629,985	11.97	15.62	505,282,691	2.17	0.75	1.75	(15.47)	(14.64)
2021	42,020,007	14.16	15.82	680,613,990	1.35	0.75	1.75	10.54	11.64
2020	47,882,088	12.81	16.39	696,862,576	1.52	0.75	1.75	4.06	5.13
2019	52,831,615	12.31	15.59	733,564,291	2.34	0.75	1.75	15.91	17.04

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2023

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
American Funds New World Fund
2023	88,859	13.23	16.83	1,370,461	1.17	0.30	1.65	13.76	15.35
2022	109,330	11.63	14.59	1,478,218	1.07	0.30	1.65	(23.49)	(22.52)
2021	118,185	15.20	18.83	2,065,921	0.63	0.30	1.65	2.91	4.32
2020	128,389	14.77	17.72	2,157,363	0.04	0.65	1.65	21.26	22.46
2019	128,456	12.18	14.47	1,766,556	0.82	0.65	1.65	26.74	28.05
American Funds The Bond Fund of America
2023	169,598	10.37	10.50	1,776,447	3.84	1.00	1.15	3.49	3.65
2022	91,409	10.02	10.13	921,824	2.66	1.00	1.15	(13.70)	(13.57)
2021	99,461	11.61	11.72	1,162,079	1.21	1.00	1.15	(1.78)	(1.60)
2020	100,471	11.82	11.91	1,193,023	2.50	1.00	1.15	8.14	8.27
2019	62,143	10.93	11.00	680,768	2.73	1.00	1.15	7.79	8.06
American Funds Washington Mutual Investors FundSM
2023	413,173	20.38	21.84	8,528,864	1.72	0.30	1.15	15.60	16.60
2022	415,673	17.63	18.73	7,408,464	1.78	0.30	1.15	(9.73)	(8.95)
2021	402,990	19.53	20.57	7,944,255	1.35	0.30	1.15	26.08	27.13
2020	345,269	15.49	16.18	5,392,371	1.69	0.30	1.15	7.20	8.16
2019	296,727	14.45	14.96	4,315,422	2.15	0.30	1.15	19.72	20.65
BlackRock Basic Value V.I. Fund
2023	2,234	17.64	17.86	39,772	1.53	1.00	1.15	14.92	15.08
2022	2,470	15.35	15.52	38,187	1.19	1.00	1.15	(6.23)	(6.05)
2021	2,485	16.37	16.52	40,920	1.07	1.00	1.15	20.01	20.15
2020	3,380	13.64	13.75	46,383	2.06	1.00	1.15	1.94	2.08
2019	3,319	13.38	13.47	44,626	2.22	1.00	1.15	22.08	22.34
BlackRock Capital Appreciation V.I. Fund
2023	51,418	35.71	39.39	1,549,044	N/A	0.65	1.55	46.29	47.64
2022	72,128	19.69	26.68	1,498,329	N/A	0.65	1.65	(38.81)	(38.23)
2021	69,284	32.18	29.45	2,348,930	N/A	0.65	1.65	18.92	20.11
2020	86,237	27.06	35.96	2,414,894	N/A	0.65	1.65	39.20	40.63
2019	93,118	19.44	25.57	1,928,286	N/A	0.65	1.65	29.43	30.66
BlackRock Equity Dividend V.I. Fund
2023	89,207	19.38	25.61	1,957,587	1.77	0.65	1.15	10.68	11.25
2022	106,134	17.51	23.02	2,116,692	1.43	0.65	1.15	(5.20)	(4.72)
2021	115,823	18.47	24.16	2,455,689	1.27	0.65	1.15	18.93	19.49
2020	138,448	15.53	20.22	2,470,632	1.96	0.65	1.15	2.37	2.90
2019	163,381	15.17	19.65	2,849,696	1.80	0.65	1.15	26.00	26.69
BlackRock Global Allocation V.I. Fund
2023	240,441	14.83	16.36	3,638,181	2.43	0.65	1.55	10.75	11.75
2022	268,552	13.39	14.64	3,629,956	N/A	0.65	1.55	(17.35)	(16.58)
2021	290,152	16.20	17.55	4,719,446	0.84	0.65	1.55	4.79	5.72
2020	294,750	15.46	16.60	4,500,940	1.22	0.65	1.55	18.83	19.94
2019	341,344	13.01	13.84	4,374,824	1.28	0.65	1.55	15.95	16.99
BlackRock High Yield V.I. Fund
2023	87,534	13.50	14.46	1,217,102	6.29	0.40	1.25	11.57	12.44
2022	108,581	12.24	12.86	1,350,629	5.07	0.40	1.65	(12.01)	(10.88)
2021	116,401	13.91	14.43	1,636,256	4.26	0.40	1.65	3.42	4.79
2020	109,610	13.18	13.77	1,480,266	5.04	0.40	1.25	5.69	6.58
2019	87,897	12.47	12.92	1,125,558	5.15	0.40	1.25	13.47	14.44

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
BlackRock Managed Volatility V.I. Fund
2023	1,281,801	10.57	11.13	14,129,324	7.92	0.65	1.55	1.34	2.30
2022	1,384,850	10.43	10.88	14,960,329	N/A	0.65	1.55	4.30	5.22
2021	1,767,384	10.00	10.34	18,167,369	0.67	0.65	1.55	(1.09)	(0.19)
2020	1,874,388	10.11	10.36	19,329,094	3.70	0.65	1.55	1.71	2.57
2019	1,967,580	9.94	10.10	19,811,671	3.13	0.65	1.55	0.30	1.20
BlackRock S&P 500 Index V.I. Fund Class II
2023	309,057	23.93	25.64	7,476,410	1.23	0.30	1.15	24.57	25.62
2022	343,240	19.21	20.41	6,655,607	1.47	0.30	1.15	(19.29)	(18.59)
2021	331,960	23.80	25.07	7,961,515	1.20	0.30	1.15	26.87	27.91
2020	326,949	18.76	19.60	6,169,510	1.81	0.30	1.15	16.67	17.72
2019	330,477	16.08	16.65	5,335,413	2.57	0.30	1.15	29.68	30.79
BlackRock S&P 500 Index V.I. Fund Class III
2023	148,088	18.14	18.61	2,719,330	1.37	0.65	1.10	24.50	25.07
2022	123,062	14.57	14.88	1,818,010	0.97	0.65	1.10	(19.32)	(18.95)
2021	182,712	18.06	18.36	3,331,349	0.95	0.65	1.10	26.83	27.41
2020	241,941	14.06	14.41	3,470,604	1.47	0.65	1.55	16.10	17.15
2019	239,953	12.21	12.30	2,942,572	2.16	0.65	1.10	29.62	30.16
BlackRock Total Return V.I. Fund
2023	89,691	10.05	10.23	913,220	3.57	0.65	1.15	4.15	4.82
2022	102,415	9.65	9.76	998,651	2.05	0.65	1.15	(15.20)	(14.83)
2021	105,368	11.38	11.46	1,210,270	1.39	0.65	1.15	(2.82)	(2.39)
2020	147,871	11.71	11.74	1,744,987	1.87	0.65	1.15	7.33	7.90
2019	120,967	10.91	10.88	1,328,009	2.62	0.65	1.15	7.81	8.47
BlackRock U.S. Government Bond V.I. Fund (b)
2023	—	8.80	9.63	—	0.83	0.75	1.75	1.97	2.34
2022	48,497	8.63	9.41	449,690	1.18	0.75	1.75	(14.89)	(14.06)
2021	80,378	10.14	10.95	865,241	0.83	0.75	1.75	(3.52)	(2.58)
2020	116,435	10.51	11.24	1,292,405	1.47	0.75	1.75	4.16	5.24
2019	47,543	10.09	10.68	497,021	1.94	0.75	1.75	4.34	5.33
Calvert VP EAFE International Index Portfolio
2023	27,138	13.98	14.77	385,826	3.09	0.65	1.15	16.21	16.76
2022	27,081	12.03	12.65	330,220	3.66	0.65	1.15	(15.76)	(15.27)
2021	25,312	14.28	14.93	365,892	1.77	0.65	1.15	9.43	9.94
2020	69,525	13.05	13.58	933,964	3.37	0.65	1.15	6.36	6.85
2019	69,589	12.27	12.71	875,998	3.14	0.65	1.15	19.59	20.25
Calvert VP Investment Grade Bond Index Portfolio
2023	26,116	9.86	9.99	259,638	2.67	0.75	1.25	3.90	4.39
2022	28,276	8.95	9.57	270,160	2.62	0.75	1.75	(14.27)	(13.39)
2021	33,800	10.44	11.05	373,997	2.48	0.75	1.75	(3.78)	(2.81)
2020	33,358	10.85	11.37	380,930	2.89	0.75	1.75	5.24	6.36
2019	29,823	10.31	10.69	321,387	3.25	0.75	1.75	6.29	7.33
Calvert VP Nasdaq 100 Index Portfolio
2023	121,598	33.97	36.39	4,181,854	0.33	0.40	1.25	52.13	53.41
2022	134,553	22.33	23.72	3,037,365	0.20	0.40	1.25	(33.64)	(33.09)
2021	130,254	33.65	35.45	4,424,497	0.29	0.40	1.25	25.00	26.07
2020	130,184	26.92	27.13	3,532,043	0.45	1.10	1.25	45.99	46.25
2019	132,534	18.44	18.55	2,458,776	0.53	1.10	1.25	36.69	36.90

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2023

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Calvert VP Russell 2000® Small Cap Index Portfolio
2023	121,028	17.17	18.10	2,136,687	0.89	0.65	1.15	15.00	15.65
2022	122,442	14.93	15.65	1,873,866	0.99	0.65	1.15	(21.54)	(21.20)
2021	114,049	19.03	19.86	2,216,018	0.76	0.65	1.15	13.00	13.55
2020	123,163	16.84	17.49	2,114,831	1.09	0.65	1.15	18.01	18.66
2019	135,335	14.27	14.74	1,965,955	1.12	0.65	1.15	23.44	23.97
Calvert VP S&P MidCap 400 Index Portfolio
2023	99,229	19.43	20.82	1,943,543	1.26	0.30	1.15	14.56	15.54
2022	98,085	16.96	18.02	1,671,427	1.14	0.30	1.15	(14.52)	(13.78)
2021	95,884	19.84	20.90	1,905,490	0.85	0.30	1.15	22.77	23.82
2020	104,710	16.16	16.88	1,688,355	1.24	0.30	1.15	11.83	12.76
2019	112,791	14.45	14.97	1,618,281	1.30	0.30	1.15	24.14	25.17
Delaware Ivy VIP Core Equity
2023	533	23.17	23.17	12,361	0.38	1.00	1.00	22.27	22.27
2022	528	18.95	18.95	10,013	0.22	1.00	1.00	(18.14)	(18.14)
2021	550	23.15	23.15	12,722	0.54	1.00	1.00	27.69	27.69
2020	555	18.13	18.13	10,068	0.53	1.00	1.00	20.31	20.31
2019	544	15.07	15.07	8,195	0.57	1.00	1.00	29.80	29.80
Delaware Ivy VIP International Core Equity
2023	102,083	13.53	13.53	1,381,568	1.60	1.00	1.00	14.47	14.47
2022	115,244	11.82	11.82	1,362,428	2.24	1.00	1.00	(15.15)	(15.15)
2021	123,196	13.93	13.93	1,716,539	1.05	1.00	1.00	12.98	12.98
2020	127,256	12.33	12.33	1,568,555	2.34	1.00	1.00	6.11	6.11
2019	131,392	11.54	11.62	1,526,137	1.56	1.00	1.15	17.28	17.61
Delaware Ivy VIP Value
2023	409	18.44	18.44	7,540	1.51	1.00	1.00	7.27	7.27
2022	409	17.19	17.19	7,029	1.32	1.00	1.00	(5.96)	(5.96)
2021	409	18.28	18.28	7,473	1.87	1.00	1.00	29.92	29.92
2020	409	14.07	14.07	5,754	1.97	1.00	1.00	0.93	0.93
2019	409	13.94	13.94	5,706	0.80	1.00	1.00	25.13	25.13
Delaware VIP Real Estate Securities
2023	768	14.29	15.13	11,244	2.02	0.30	1.00	8.42	9.16
2022	770	13.18	13.86	10,364	1.35	0.30	1.00	(25.70)	(25.12)
2021	2,706	17.74	18.51	48,236	0.92	0.30	1.00	42.26	43.27
2020	2,661	12.47	12.47	33,176	1.74	1.00	1.00	(4.08)	(4.08)
2019	2,772	13.00	13.00	36,039	1.58	1.00	1.00	23.22	23.22
DFA VA Global Bond Portfolio
2023	27,391	9.64	9.64	263,990	3.99	1.35	1.35	3.66	3.66
2022	27,042	9.30	9.30	251,455	1.69	1.35	1.35	(7.55)	(7.55)
2021	24,500	10.06	10.06	246,518	0.69	1.35	1.35	(2.42)	(2.42)
2020	29,477	10.25	10.31	303,790	0.02	1.35	1.50	0.00	0.10
2019	37,191	10.25	10.30	382,888	2.78	1.35	1.50	2.60	2.79
DFA VA International Value Portfolio
2023	18,729	13.55	13.55	253,797	4.84	1.35	1.35	16.31	16.31
2022	18,735	11.65	11.65	218,324	3.96	1.35	1.35	(4.74)	(4.74)
2021	18,843	12.23	12.23	230,540	3.68	1.35	1.35	16.48	16.48
2020	25,006	10.44	10.50	262,538	2.36	1.35	1.50	(3.24)	(3.05)
2019	31,755	10.79	10.83	343,982	3.67	1.35	1.50	14.18	14.24

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
DFA VA US Large Value Portfolio
2023	48,258	15.10	15.25	735,345	2.31	1.35	1.50	9.26	9.48
2022	48,205	13.82	13.93	671,256	2.29	1.35	1.50	(6.24)	(6.20)
2021	45,061	14.74	14.85	668,662	1.73	1.35	1.50	25.13	25.32
2020	44,923	11.78	11.85	532,149	2.23	1.35	1.50	(2.89)	(2.63)
2019	45,408	12.13	12.17	552,787	2.13	1.35	1.50	23.90	24.06
DFA VA US Targeted Value Portfolio
2023	14,761	17.30	17.30	255,382	1.61	1.35	1.35	18.41	18.41
2022	14,961	14.61	14.61	218,566	1.38	1.35	1.35	(5.50)	(5.50)
2021	13,117	15.46	15.46	202,773	1.22	1.35	1.35	37.79	37.79
2020	20,266	11.16	11.22	227,338	1.71	1.35	1.50	2.48	2.65
2019	26,965	10.89	10.93	294,824	1.49	1.35	1.50	20.73	20.91
FT VIP Franklin Global Real Estate VIP Fund
2023	2,619	11.82	12.51	32,487	2.86	0.40	1.10	10.26	11.00
2022	2,619	10.72	11.27	29,305	2.41	0.40	1.10	(26.88)	(26.39)
2021	2,619	14.66	15.31	39,833	1.26	0.40	1.10	25.41	26.32
2020	6,561	11.60	11.69	76,722	3.21	1.10	1.25	(6.60)	(6.48)
2019	5,512	12.42	12.50	68,866	2.69	1.10	1.25	20.82	21.12
FT VIP Franklin Income VIP Fund
2023	200,955	15.09	16.65	2,912,463	5.03	0.65	1.55	6.87	7.84
2022	208,500	13.22	14.61	2,807,368	5.22	0.30	1.65	(7.16)	(5.86)
2021	286,415	14.24	15.52	4,078,907	4.46	0.30	1.65	14.75	16.25
2020	300,552	12.41	13.35	3,698,060	6.38	0.30	1.65	(1.12)	0.23
2019	421,996	12.55	13.32	5,164,264	6.07	0.30	1.65	14.19	15.73
FT VIP Franklin Mutual Global Discovery VIP Fund
2023	5,806	15.88	15.88	92,216	2.30	1.00	1.00	18.95	18.95
2022	5,824	13.35	13.35	77,776	1.57	1.00	1.00	(5.85)	(5.85)
2021	4,079	14.18	14.18	57,818	2.52	1.00	1.00	17.87	17.87
2020	4,091	12.03	12.03	49,226	2.22	1.00	1.00	(5.50)	(5.50)
2019	4,102	12.73	12.73	52,233	1.46	1.00	1.00	23.00	23.00
FT VIP Franklin Mutual Shares VIP Fund
2023	72,071	13.60	19.06	1,270,252	1.77	0.65	1.10	12.12	12.58
2022	105,015	12.40	16.93	1,623,746	1.84	0.65	1.65	(8.96)	(8.04)
2021	111,920	13.62	18.41	1,877,479	2.73	0.65	1.65	17.11	18.24
2020	126,224	11.63	15.57	1,808,426	2.82	0.65	1.65	(6.74)	(5.75)
2019	138,789	12.47	16.52	2,123,888	1.57	0.65	1.65	20.48	21.65
FT VIP Franklin Rising Dividends VIP Fund
2023	96,264	22.18	24.16	2,366,754	0.86	0.30	1.65	10.18	11.65
2022	105,266	20.13	21.64	2,360,874	0.81	0.30	1.65	(12.13)	(10.95)
2021	117,204	22.91	24.30	2,952,797	0.89	0.30	1.65	24.58	26.23
2020	141,132	18.39	19.25	2,850,965	1.20	0.30	1.65	13.94	15.48
2019	147,325	16.14	16.67	2,601,722	1.25	0.30	1.65	26.99	28.83
FT VIP Franklin Small Cap Value VIP Fund
2023	54,812	16.85	23.46	1,063,050	0.41	0.65	1.65	10.86	11.93
2022	71,670	15.20	20.96	1,237,536	0.88	0.65	1.65	(11.58)	(10.69)
2021	81,824	17.19	18.56	1,577,772	0.90	0.65	1.65	23.14	24.31
2020	99,314	13.96	18.87	1,558,392	1.37	0.65	1.65	3.41	4.43
2019	104,512	13.50	18.07	1,586,033	0.96	0.65	1.65	24.08	25.40

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2023

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
FT VIP Franklin Strategic Income VIP Fund
2023	87,282	9.81	11.26	941,083	4.24	0.65	1.65	6.28	7.34
2022	99,332	9.23	10.49	1,001,434	3.99	0.65	1.65	(12.35)	(11.48)
2021	130,646	10.59	11.37	1,479,807	3.27	0.65	1.65	0.38	1.43
2020	166,434	10.49	11.68	1,837,694	4.69	0.65	1.65	1.65	2.64
2019	138,604	10.32	11.38	1,494,347	5.25	0.65	1.65	6.17	7.26
FT VIP Templeton Foreign Fund
2023	69,497	12.17	12.49	839,877	2.94	0.65	1.15	19.31	19.87
2022	88,864	10.20	10.42	900,512	2.87	0.65	1.15	(8.77)	(8.36)
2021	88,661	11.18	11.37	983,002	1.67	0.65	1.15	2.85	3.46
2020	91,017	10.24	10.99	971,445	3.27	0.65	1.55	(2.85)	(1.96)
2019	87,659	10.54	11.21	956,499	1.47	0.65	1.55	10.83	11.76
FT VIP Templeton Global Bond Fund
2023	186,598	8.19	9.22	1,603,793	N/A	0.65	1.10	1.61	2.10
2022	294,403	8.06	9.03	2,457,650	N/A	0.65	1.10	(6.17)	(5.64)
2021	358,905	8.98	9.57	3,179,837	N/A	0.65	1.15	(6.07)	(5.71)
2020	363,208	9.56	10.15	3,418,681	7.89	0.65	1.15	(6.46)	(5.93)
2019	420,299	10.22	10.79	4,221,913	6.57	0.65	1.15	0.69	1.22
FT VIP Templeton Growth Fund
2023	47,320	12.02	15.77	688,868	3.12	0.65	1.10	19.48	20.02
2022	58,586	10.06	13.14	716,500	0.09	0.65	1.10	(12.60)	(12.17)
2021	58,424	11.51	14.96	810,730	0.96	0.65	1.10	3.79	4.18
2020	64,156	11.09	14.36	854,630	2.95	0.65	1.10	4.43	4.97
2019	72,816	10.15	13.68	930,458	2.72	0.65	1.65	13.03	14.19
Global Atlantic American Funds® Managed Risk Portfolio
2023	11,245,392	12.96	15.58	164,979,167	3.28	0.65	1.65	11.34	12.57
2022	13,230,699	11.64	13.84	172,707,975	1.89	0.65	1.65	(17.27)	(16.48)
2021	14,845,510	14.56	16.09	232,575,883	1.10	0.65	1.65	9.31	10.36
2020	16,297,050	12.87	15.01	231,782,971	1.44	0.65	1.65	8.61	9.80
2019	17,796,931	11.85	13.67	230,883,738	1.74	0.65	1.65	14.83	15.95
Global Atlantic Balanced Managed Risk Portfolio
2023	6,549,763	11.71	13.87	85,465,965	1.44	0.65	1.65	9.03	10.08
2022	7,541,521	10.74	12.60	89,494,429	0.85	0.65	1.65	(16.49)	(15.61)
2021	8,474,185	13.47	14.54	119,407,795	0.88	0.65	1.65	7.25	8.27
2020	6,302,272	11.99	13.78	82,783,464	1.62	0.65	1.65	6.96	8.08
2019	6,848,169	11.21	12.75	83,406,035	1.55	0.65	1.65	12.44	13.54
Global Atlantic Blackrock Selects Managed Risk Portfolio
2023	13,506,966	11.04	13.12	166,746,480	0.85	0.65	1.65	9.63	10.62
2022	15,841,858	10.07	11.86	176,983,135	3.32	0.65	1.65	(16.91)	(16.01)
2021	17,687,819	13.34	13.48	235,614,495	1.34	0.65	1.65	8.54	9.68
2020	19,889,373	11.16	12.87	241,795,408	1.55	0.65	1.65	8.98	10.09
2019	22,056,429	10.24	11.69	243,797,003	0.49	0.65	1.65	13.40	14.50
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
2023	13,304,997	13.56	15.61	201,419,632	1.15	0.70	1.70	5.94	7.06
2022	15,307,643	12.80	15.10	216,826,778	0.70	0.35	1.70	(13.80)	(12.62)
2021	17,464,564	15.49	17.28	284,657,139	0.82	0.35	1.70	14.91	16.44
2020	19,548,150	12.92	14.84	275,123,900	1.39	0.35	1.70	5.73	7.15
2019	22,139,100	12.22	13.85	292,260,386	1.23	0.35	1.70	18.30	20.02

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Global Atlantic Growth Managed Risk Portfolio
2023	21,632,114	12.54	14.61	303,936,464	1.16	0.70	1.70	11.96	12.99
2022	25,141,825	11.20	12.93	312,975,360	0.87	0.70	1.70	(15.98)	(15.16)
2021	28,172,885	14.40	15.12	414,253,942	0.79	0.70	1.70	12.76	13.94
2020	31,863,307	11.82	13.38	412,251,295	1.48	0.70	1.70	5.16	6.27
2019	35,382,486	11.24	12.59	431,471,240	1.37	0.70	1.70	15.16	16.25
Global Atlantic Moderate Growth Managed Risk Portfolio
2023	7,129,247	12.32	14.34	98,660,996	1.29	0.65	1.65	10.99	12.12
2022	8,424,832	11.10	12.79	104,109,200	0.95	0.65	1.65	(16.79)	(15.97)
2021	9,586,950	13.34	15.22	141,165,551	0.90	0.65	1.65	10.07	11.26
2020	10,642,057	12.12	13.68	141,169,989	1.50	0.65	1.65	6.32	7.38
2019	11,575,974	11.40	12.74	143,219,361	1.43	0.65	1.65	14.11	15.19
Global Atlantic Select Advisor Managed Risk Portfolio
2023	5,206,134	12.83	15.37	76,045,020	2.03	0.70	1.70	10.99	12.03
2022	6,041,556	11.56	13.72	78,925,507	1.11	0.70	1.70	(17.37)	(16.49)
2021	6,729,751	14.61	16.06	105,530,252	1.20	0.70	1.70	11.44	12.54
2020	7,740,223	12.56	14.61	108,087,109	1.79	0.70	1.70	4.84	5.87
2019	8,656,989	11.98	13.80	114,363,467	1.13	0.70	1.70	17.91	19.17
Global Atlantic Wellington Research Managed Risk Portfolio
2023	22,034,719	13.53	15.47	338,651,774	0.65	0.30	1.65	12.38	13.92
2022	26,132,387	12.04	13.58	354,453,231	0.11	0.30	1.65	(18.48)	(17.35)
2021	29,379,776	15.10	16.43	485,256,723	0.57	0.30	1.65	10.54	12.07
2020	30,645,911	13.36	16.09	455,767,858	0.93	0.65	1.65	9.33	10.43
2019	33,205,730	12.22	14.57	448,463,815	0.93	0.65	1.65	17.39	18.55
Goldman Sachs VIT Core Fixed Income Fund
2023	144,249	9.97	10.09	1,455,775	2.80	1.15	1.30	4.40	4.56
2022	166,934	9.55	9.65	1,610,371	1.45	1.15	1.30	(15.34)	(15.28)
2021	170,830	11.28	11.39	1,944,691	1.13	1.15	1.30	(3.51)	(3.31)
2020	180,918	11.69	11.78	2,130,943	2.00	1.15	1.30	7.94	8.17
2019	184,925	10.83	10.89	2,014,091	2.54	1.15	1.30	7.65	7.72
Goldman Sachs VIT International Equity Insights Fund
2023	12,892	13.90	13.90	179,230	2.49	0.65	0.65	17.60	17.60
2022	13,079	11.49	11.82	154,530	2.87	0.65	1.00	(14.57)	(14.22)
2021	14,917	13.45	13.78	205,067	2.66	0.65	1.00	10.70	11.04
2020	13,127	12.41	12.41	162,877	1.41	0.65	0.65	5.89	5.89
2019	12,780	11.72	11.72	149,797	2.39	0.65	0.65	17.43	17.43
Goldman Sachs VIT Mid Cap Growth Fund
2023	5,201	21.14	21.40	110,826	N/A	1.00	1.15	17.05	17.26
2022	5,246	18.06	18.25	95,369	N/A	1.00	1.15	(27.12)	(27.03)
2021	5,318	24.78	25.01	132,556	N/A	1.00	1.15	10.18	10.37
2020	3,929	22.49	22.66	88,999	N/A	1.00	1.15	42.70	42.88
2019	3,615	15.76	15.86	57,312	N/A	1.00	1.15	32.55	32.72
Goldman Sachs VIT Mid Cap Value Fund
2023	10,446	18.26	18.49	193,101	0.74	1.00	1.15	9.80	10.06
2022	10,771	16.63	16.80	180,989	0.36	1.00	1.15	(11.21)	(11.16)
2021	14,551	18.73	18.91	275,096	0.22	1.00	1.15	29.08	29.25
2020	13,444	14.51	14.63	196,604	0.46	1.00	1.15	6.93	7.18
2019	13,201	13.57	13.65	180,217	0.57	1.00	1.15	29.73	29.88

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2023

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio
2023	6,035	10.06	10.51	60,731	5.48	0.65	1.10	6.34	6.81
2022	7,509	9.46	9.84	71,588	3.41	0.65	1.10	(7.62)	(7.17)
2021	7,531	10.24	10.60	77,666	1.31	0.65	1.10	3.43	3.92
2020	7,552	9.90	10.20	75,167	1.67	0.65	1.10	5.43	5.92
2019	10,363	9.39	9.63	97,828	2.48	0.65	1.10	7.44	7.96
Goldman Sachs VIT Small Cap Equity Insights Fund
2023	33,177	17.75	17.97	595,765	0.80	1.00	1.15	17.55	17.76
2022	34,750	15.10	15.26	529,945	0.09	1.00	1.15	(20.53)	(20.44)
2021	36,406	19.00	19.18	697,847	0.24	1.00	1.15	22.11	22.32
2020	29,518	15.56	15.68	462,713	N/A	1.00	1.15	7.09	7.25
2019	26,598	14.62	14.62	388,823	0.22	1.00	1.00	23.27	23.27
Goldman Sachs VIT Trend Driven Allocation Fund
2023	5,432	13.13	13.14	71,392	0.76	0.65	1.00	14.37	14.86
2022	41,937	11.48	11.44	480,836	N/A	0.65	1.00	(19.94)	(19.72)
2021	43,560	14.34	14.25	623,126	N/A	0.65	1.00	15.00	15.38
2020	33,298	12.47	12.35	414,316	0.19	0.65	1.00	3.06	3.43
2019	56,442	12.10	11.94	677,880	1.70	0.65	1.00	10.81	11.28
Goldman Sachs VIT U.S. Equity Insights Fund
2023	132,026	22.03	22.03	2,908,481	0.46	1.00	1.00	22.39	22.39
2022	145,211	18.00	18.00	2,614,311	0.58	1.00	1.00	(20.70)	(20.70)
2021	158,340	22.70	22.70	3,594,851	0.58	1.00	1.00	27.82	27.82
2020	160,845	17.76	17.76	2,856,750	0.64	1.00	1.00	16.15	16.15
2019	175,631	15.29	15.29	2,685,594	1.07	1.00	1.00	23.71	23.71
Hartford Capital Appreciation HLS Fund
2023	75,790	19.85	28.85	1,808,773	0.61	0.70	1.70	17.66	18.87
2022	89,474	16.87	24.27	1,792,317	0.68	0.70	1.70	(16.90)	(16.11)
2021	103,109	20.30	21.92	2,438,148	0.22	0.70	1.70	12.53	13.69
2020	114,387	18.04	25.45	2,374,802	0.68	0.70	1.70	19.55	20.79
2019	130,096	15.09	21.07	2,289,769	0.77	0.70	1.70	28.75	30.06
Hartford Disciplined Equity HLS Fund
2023	39,529	13.22	13.62	535,934	0.60	0.65	1.55	19.10	20.21
2022	43,161	11.10	11.33	487,480	0.78	0.65	1.55	(20.49)	(19.76)
2021	47,337	13.96	14.12	666,437	0.33	0.65	1.55	23.32	24.41
2020	48,680	11.32	11.35	552,130	0.17	0.65	1.55	13.20	13.50
Hartford Dividend and Growth HLS Fund
2023	69,771	21.95	31.05	1,972,721	1.31	0.65	1.65	11.99	13.16
2022	79,830	19.60	27.44	1,999,527	1.39	0.65	1.65	(10.62)	(9.74)
2021	95,209	21.93	30.40	2,622,560	1.00	0.65	1.65	29.53	30.81
2020	116,278	16.93	23.24	2,436,445	1.89	0.65	1.65	5.68	6.75
2019	102,535	16.02	21.77	2,015,375	1.41	0.65	1.65	26.24	27.46
Hartford International Opportunities HLS Fund
2023	42,794	14.83	16.36	656,439	0.83	0.65	1.55	9.77	10.77
2022	57,685	13.51	14.77	767,140	1.29	0.65	1.55	(19.58)	(18.85)
2021	64,472	16.80	18.20	1,046,087	0.74	0.65	1.55	5.93	6.87
2020	67,913	15.86	17.03	1,033,469	1.61	0.65	1.55	18.18	19.26
2019	76,678	13.42	14.28	980,218	1.75	0.65	1.55	24.26	25.37

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Hartford Total Return Bond HLS Fund
2023	159,070	10.09	11.19	1,740,997	3.14	0.70	1.70	4.89	5.87
2022	185,442	9.62	10.57	1,912,261	2.61	0.70	1.70	(15.84)	(14.96)
2021	242,552	11.28	12.34	2,931,110	2.20	0.70	1.70	(2.84)	(1.83)
2020	294,591	11.61	12.67	3,607,953	3.25	0.70	1.70	6.91	7.92
2019	290,834	10.86	11.74	3,319,103	4.21	0.70	1.70	8.38	9.62
Invesco Oppenheimer V.I. International Growth Fund
2023	12,404	13.57	14.54	172,148	0.28	0.30	1.15	19.24	20.26
2022	15,523	11.38	12.09	179,382	N/A	0.30	1.15	(27.97)	(27.34)
2021	14,448	15.80	16.64	231,516	N/A	0.30	1.15	8.89	9.76
2020	14,667	14.51	14.62	214,201	0.62	1.00	1.15	19.62	19.84
2019	17,375	12.13	12.20	211,830	0.76	1.00	1.15	26.49	26.69
Invesco V.I. Balanced-Risk Allocation Fund
2023	65,426	12.02	13.48	854,661	N/A	0.65	1.65	4.70	5.64
2022	108,674	11.48	13.17	1,337,541	6.95	0.30	1.65	(15.96)	(14.81)
2021	127,630	13.66	15.46	1,851,697	3.02	0.30	1.65	7.47	8.95
2020	132,062	12.71	14.19	1,768,621	8.16	0.30	1.65	8.17	9.66
2019	224,310	11.75	12.94	2,785,907	N/A	0.30	1.65	13.09	14.51
Invesco V.I. Comstock Fund
2023	42,611	20.03	20.03	853,385	1.55	1.00	1.00	10.97	10.97
2022	49,599	18.05	18.05	895,023	1.80	1.00	1.00	(0.11)	(0.11)
2021	29,043	18.07	18.07	524,908	1.70	1.00	1.00	31.71	31.71
2020	6,429	13.72	13.72	88,217	2.25	1.00	1.00	(2.07)	(2.07)
2019	5,662	14.01	14.01	79,333	1.72	1.00	1.00	23.65	23.65
Invesco V.I. Core Equity Fund
2023	29,107	17.92	23.54	649,144	0.48	0.65	1.10	21.74	22.29
2022	30,941	14.04	19.25	564,097	0.59	0.65	1.65	(22.04)	(21.27)
2021	36,348	18.01	24.45	814,515	0.45	0.65	1.65	25.33	26.55
2020	34,553	14.37	19.32	610,837	1.13	0.65	1.65	11.66	12.85
2019	33,681	12.87	17.12	526,895	0.16	0.65	1.65	26.55	27.86
Invesco V.I. Discovery Mid Cap Growth Fund
2023	20,633	20.67	21.43	429,312	N/A	0.65	1.00	11.73	12.14
2022	21,709	18.50	19.11	404,414	N/A	0.65	1.00	(31.81)	(31.58)
2021	21,827	27.13	27.93	595,838	N/A	0.65	1.00	17.60	18.05
2020	22,744	23.07	23.66	527,510	N/A	0.65	1.00	38.81	39.34
2019	24,080	16.62	16.98	402,334	N/A	0.65	1.00	37.70	38.05
Invesco V.I. Equity and Income Fund
2023	35,693	16.31	16.51	589,065	1.74	1.00	1.15	8.95	9.12
2022	37,180	14.97	15.13	562,214	1.42	1.00	1.15	(8.72)	(8.64)
2021	42,528	16.40	16.56	703,897	1.56	1.00	1.15	16.98	17.20
2020	48,175	14.02	14.13	680,537	2.29	1.00	1.15	8.35	8.53
2019	47,646	12.94	13.02	620,023	2.38	1.00	1.15	18.72	18.90
Invesco V.I. EQV International Equity Fund
2023	81,933	13.09	15.90	1,241,605	N/A	0.65	1.10	16.56	17.08
2022	89,260	11.23	13.58	1,168,554	1.49	0.65	1.10	(19.38)	(19.02)
2021	88,746	13.93	16.77	1,432,345	1.07	0.65	1.10	4.50	4.88
2020	94,185	14.89	15.99	1,454,911	2.11	0.65	1.55	12.04	13.00
2019	99,727	13.29	14.15	1,367,156	1.27	0.65	1.55	26.21	27.48

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2023

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Invesco V.I. Global Fund
2023	17,755	18.80	19.03	337,410	N/A	1.00	1.15	32.86	33.08
2022	18,834	14.15	14.30	268,890	N/A	1.00	1.15	(32.68)	(32.61)
2021	5,982	21.02	21.22	126,436	N/A	1.00	1.15	13.87	14.02
2020	8,029	18.46	18.61	149,041	0.42	1.00	1.15	25.84	26.08
2019	7,781	14.67	14.76	114,613	0.80	1.00	1.15	29.94	30.16
Invesco V.I. Global Real Estate Fund
2023	21,455	10.40	10.69	227,745	1.25	0.65	1.00	7.77	8.20
2022	21,337	9.65	9.88	209,662	2.47	0.65	1.00	(25.94)	(25.66)
2021	24,189	13.03	13.29	319,941	2.28	0.65	1.00	24.21	24.67
2020	31,988	10.49	10.66	338,981	4.89	0.65	1.00	(13.45)	(13.12)
2019	29,087	12.12	12.27	355,373	3.38	0.65	1.00	21.44	21.85
Invesco V.I. Government Money Market Fund
2023	478,447	9.39	10.49	4,836,393	4.75	0.75	1.75	3.07	4.07
2022	613,444	9.27	10.08	5,955,649	1.32	0.75	1.75	(0.32)	0.70
2021	686,160	9.46	9.87	6,688,489	0.01	0.75	1.75	(1.77)	(0.70)
2020	479,611	9.63	10.09	4,732,333	0.29	0.75	1.75	(1.43)	(0.39)
2019	511,309	9.77	10.13	5,069,520	1.85	0.75	1.75	0.10	1.10
Invesco V.I. Main Street Mid Cap Fund®
2023	27,169	15.52	21.14	484,713	0.04	0.65	1.65	12.30	13.41
2022	41,152	13.82	18.64	646,003	0.07	0.65	1.65	(15.89)	(15.00)
2021	47,199	16.43	21.93	873,714	0.24	0.65	1.65	20.90	22.04
2020	55,144	13.59	17.97	835,834	0.49	0.65	1.65	7.09	8.25
2019	63,774	12.69	16.60	890,919	0.23	0.65	1.65	23.08	24.25
Invesco V.I. Main Street Small Cap Fund®
2023	19,005	19.76	20.44	380,997	0.94	0.65	1.15	16.51	17.07
2022	19,761	16.96	17.46	339,434	0.24	0.65	1.15	(16.98)	(16.62)
2021	21,523	20.43	20.94	444,249	0.20	0.65	1.15	20.82	21.46
2020	17,104	16.91	17.24	291,816	0.38	0.65	1.15	18.25	18.90
2019	14,467	14.30	14.50	208,327	N/A	0.65	1.15	24.78	25.32
Invesco V.I. Small Cap Equity Fund
2023	35,625	16.40	22.04	704,471	N/A	0.65	1.65	14.37	15.51
2022	45,309	14.34	19.08	763,757	N/A	0.65	1.65	(22.02)	(21.25)
2021	52,817	18.39	19.85	1,117,210	0.00	0.65	1.65	18.11	19.29
2020	57,566	15.57	20.31	1,026,447	0.03	0.65	1.65	24.86	26.07
2019	64,948	12.47	16.11	910,099	N/A	0.65	1.65	24.20	25.47
Lord Abbett Bond Debenture Portfolio
2023	252,187	11.63	14.00	3,195,567	5.04	0.65	1.65	4.77	5.90
2022	274,057	11.10	12.40	3,282,084	4.23	0.30	1.65	(14.22)	(13.04)
2021	317,442	12.94	14.26	4,404,110	2.90	0.30	1.65	1.57	2.96
2020	318,097	12.74	13.85	4,312,528	4.05	0.30	1.65	5.55	6.95
2019	288,365	12.07	12.95	3,677,427	4.04	0.30	1.65	11.55	13.00
Lord Abbett Fundamental Equity Portfolio
2023	58,261	21.08	23.25	1,317,925	0.55	0.65	1.55	12.91	13.91
2022	70,864	18.67	20.41	1,396,394	1.07	0.65	1.55	(13.36)	(12.55)
2021	74,547	21.55	23.34	1,679,600	0.80	0.65	1.55	25.36	26.44
2020	94,082	17.19	18.46	1,681,110	1.27	0.65	1.55	0.23	1.15
2019	88,085	17.15	18.25	1,554,575	1.25	0.65	1.55	19.60	20.70

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Lord Abbett Growth Opportunities Portfolio
2023	26,645	21.57	23.79	536,038	N/A	0.65	1.55	8.99	9.94
2022	32,063	19.79	21.64	583,684	N/A	0.65	1.55	(33.59)	(32.96)
2021	43,778	29.80	25.67	1,184,888	N/A	0.65	1.55	4.82	5.77
2020	63,957	28.43	30.52	1,604,854	N/A	0.65	1.55	37.28	38.48
2019	65,077	20.71	22.04	1,188,645	N/A	0.65	1.55	34.22	35.46
Lord Abbett Mid Cap Stock Portfolio
2023	21,729	15.82	16.01	347,834	0.48	1.00	1.15	14.14	14.28
2022	22,424	13.86	14.01	314,063	0.92	1.00	1.15	(12.22)	(12.11)
2021	19,022	15.79	15.94	303,069	0.58	1.00	1.15	27.24	27.42
2020	6,610	12.41	12.51	82,600	1.14	1.00	1.15	1.31	1.46
2019	6,187	12.25	12.33	76,199	0.60	1.00	1.15	21.29	21.48
Lord Abbett Short Duration Income Portfolio
2023	71,674	10.54	11.30	770,628	4.48	0.30	1.15	3.84	4.73
2022	74,956	10.15	10.79	774,279	1.47	0.30	1.15	(6.19)	(5.35)
2021	159,409	10.82	11.40	1,743,509	2.36	0.30	1.15	(0.55)	0.35
2020	141,791	10.88	11.04	1,554,999	2.58	0.65	1.15	1.97	2.51
2019	117,612	10.67	10.77	1,261,628	5.15	0.65	1.15	3.89	4.36
MFS® Blended Research® Core Equity Portfolio
2023	8,377	22.75	22.75	190,537	1.08	1.00	1.00	26.95	26.95
2022	9,746	17.92	17.92	174,660	0.90	1.00	1.00	(17.04)	(17.04)
2021	8,705	21.60	21.60	188,040	0.95	1.00	1.00	27.89	27.89
2020	5,745	16.89	16.89	97,025	1.58	1.00	1.00	13.89	13.89
2019	2,531	14.83	14.83	37,516	1.26	1.00	1.00	27.62	27.62
MFS® Blended Research® Small Cap Equity Portfolio
2023	25,851	19.07	20.43	499,857	0.57	0.30	1.15	17.35	18.30
2022	23,024	16.25	17.27	378,792	0.52	0.30	1.15	(19.51)	(18.81)
2021	21,867	20.19	21.27	445,916	0.73	0.30	1.15	27.70	28.83
2020	21,650	15.81	15.84	344,341	0.64	0.65	1.15	0.96	1.47
2019	18,610	15.66	15.61	292,514	0.50	0.65	1.15	24.98	25.58
MFS® Global Real Estate Portfolio
2023	6,107	15.00	15.00	91,592	0.39	1.00	1.00	10.13	10.13
2022	8,841	13.62	13.62	120,421	0.96	1.00	1.00	(27.86)	(27.86)
2021	9,528	18.88	18.88	179,914	1.06	1.00	1.00	28.61	28.61
2020	9,761	14.68	14.68	143,337	4.15	1.00	1.00	0.14	0.14
2019	9,367	14.66	14.66	137,355	2.94	1.00	1.00	25.41	25.41
MFS® Growth Series
2023	104,354	28.37	40.19	3,473,755	N/A	0.65	1.65	33.32	34.64
2022	143,429	21.28	29.85	3,503,253	N/A	0.65	1.65	(32.93)	(32.25)
2021	178,856	31.73	44.06	6,434,477	N/A	0.65	1.65	21.25	22.46
2020	208,167	26.17	35.98	6,069,920	N/A	0.65	1.65	29.36	30.65
2019	225,533	20.23	27.54	5,248,271	N/A	0.65	1.65	35.50	36.88
MFS® International Intrinsic Value Portfolio
2023	54,314	15.89	21.66	1,000,734	0.46	0.65	1.65	15.40	16.64
2022	67,971	13.77	18.57	1,078,928	0.49	0.65	1.65	(25.00)	(24.27)
2021	73,967	18.36	24.52	1,548,294	0.14	0.65	1.65	8.51	9.56
2020	74,815	16.92	22.38	1,442,113	0.80	0.65	1.65	18.24	19.42
2019	88,071	14.31	18.74	1,427,488	1.39	0.65	1.65	23.58	24.85

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2023

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
MFS® Investors Trust Series
2023	15,005	23.12	30.25	432,295	0.44	0.65	1.10	17.36	17.89
2022	18,423	19.70	25.66	451,796	0.37	0.65	1.10	(17.61)	(17.23)
2021	20,643	23.91	31.00	603,316	0.40	0.65	1.10	25.12	25.66
2020	28,419	19.11	24.67	650,208	0.43	0.65	1.10	12.35	12.91
2019	29,966	17.01	21.85	608,475	0.45	0.65	1.10	29.85	30.37
MFS® Mid Cap Growth Series
2023	10,854	22.53	24.14	251,614	N/A	0.30	1.15	19.59	20.64
2022	12,889	18.84	20.01	247,959	N/A	0.30	1.15	(29.60)	(29.02)
2021	12,139	26.76	28.19	330,827	N/A	0.30	1.15	12.58	13.53
2020	12,316	23.77	24.34	296,371	N/A	0.65	1.15	34.52	35.22
2019	12,414	17.67	18.00	221,442	N/A	0.65	1.15	36.76	37.40
MFS® Mid Cap Value Portfolio
2023	77,255	18.77	20.11	1,468,778	1.50	0.30	1.15	11.13	12.03
2022	85,249	16.89	17.95	1,455,732	0.79	0.30	1.15	(10.06)	(9.25)
2021	88,964	18.78	19.78	1,685,667	0.74	0.30	1.15	29.16	30.22
2020	84,874	14.54	14.35	1,242,698	0.99	0.65	1.15	2.47	3.02
2019	93,127	14.19	13.93	1,328,238	1.00	0.65	1.15	29.23	29.82
MFS® New Discovery Series
2023	38,217	18.99	24.98	822,703	N/A	0.65	1.65	12.43	13.49
2022	53,805	16.89	22.01	1,038,798	N/A	0.65	1.65	(31.15)	(30.44)
2021	64,445	24.53	25.13	1,753,246	N/A	0.65	1.65	(0.12)	0.92
2020	89,142	24.56	31.36	2,389,383	N/A	0.65	1.65	43.21	44.65
2019	92,273	17.15	21.68	1,730,504	N/A	0.65	1.65	38.98	40.32
MFS® Research International Portfolio
2023	4,568	14.71	14.71	67,182	0.79	1.00	1.00	11.78	11.78
2022	4,782	13.16	13.16	62,955	1.63	1.00	1.00	(18.67)	(18.67)
2021	4,931	16.18	16.18	79,761	0.68	1.00	1.00	10.22	10.22
2020	5,099	14.68	14.68	74,871	1.86	1.00	1.00	11.55	11.55
2019	1,822	13.16	13.16	23,974	1.24	1.00	1.00	26.42	26.42
MFS® Total Return Bond Series
2023	7,664	10.45	10.58	80,779	3.14	1.05	1.20	5.88	6.01
2022	6,935	9.87	9.98	68,958	2.50	1.05	1.20	(15.21)	(15.06)
2021	7,143	11.64	11.75	83,697	2.54	1.05	1.20	(2.27)	(2.08)
2020	10,610	11.91	12.00	127,134	3.34	1.05	1.20	6.91	7.05
2019	9,168	11.14	11.21	102,649	3.12	1.05	1.20	8.58	8.73
MFS® Utilities Series
2023	16,310	16.63	16.83	274,235	3.35	1.00	1.15	(3.43)	(3.33)
2022	16,939	17.22	17.41	294,532	2.25	1.00	1.15	(0.69)	(0.51)
2021	17,217	17.34	17.50	300,958	1.56	1.00	1.15	12.52	12.69
2020	9,824	15.41	15.53	152,310	2.16	1.00	1.15	4.40	4.58
2019	10,549	14.76	14.85	156,479	3.75	1.00	1.15	23.41	23.54
MFS® Value Series
2023	54,326	18.66	26.31	1,314,145	1.40	0.65	1.65	5.90	6.95
2022	65,569	17.62	24.60	1,471,786	1.15	0.65	1.65	(7.70)	(6.75)
2021	79,591	19.09	26.38	1,890,050	1.15	0.65	1.65	23.16	24.32
2020	96,056	15.50	21.22	1,863,292	1.31	0.65	1.65	1.51	2.56
2019	125,480	15.27	20.69	2,314,136	2.08	0.65	1.65	27.36	28.67

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
PIMCO All Asset Portfolio
2023	10,842	12.10	13.60	145,170	2.75	0.65	1.65	6.23	7.34
2022	11,586	11.39	14.41	144,212	7.14	0.30	1.65	(13.32)	(12.13)
2021	15,428	13.14	16.40	222,343	10.87	0.30	1.65	14.16	15.74
2020	17,200	11.51	14.17	214,880	4.80	0.30	1.65	6.08	7.59
2019	20,665	10.85	13.17	241,281	2.52	0.30	1.65	9.93	11.42
PIMCO CommodityRealReturn® Strategy Portfolio
2023	41,114	12.94	13.10	538,364	15.70	1.15	1.30	(9.13)	(8.96)
2022	41,471	14.24	14.39	596,610	12.96	1.15	1.30	7.31	7.47
2021	5,683	13.27	13.39	76,046	3.19	1.15	1.30	31.39	31.53
2020	12,741	10.10	10.18	129,630	6.26	1.15	1.30	(0.10)	0.10
2019	13,979	10.11	10.17	142,145	4.00	1.15	1.30	9.89	10.06
PIMCO Dynamic Bond Portfolio
2023	8,640	11.19	11.99	99,864	3.60	0.30	1.15	5.77	6.67
2022	9,320	10.58	11.24	101,284	2.53	0.30	1.15	(7.52)	(6.80)
2021	11,906	11.44	12.06	138,972	2.00	0.30	1.15	0.00	0.92
2020	8,616	11.44	11.53	99,284	2.68	1.00	1.15	3.53	3.69
2019	8,101	11.05	11.12	90,057	4.73	1.00	1.15	3.56	3.73
PIMCO Emerging Markets Bond Portfolio
2023	8,427	11.71	11.85	99,696	5.60	1.00	1.15	9.75	9.93
2022	8,468	10.67	11.33	91,173	4.64	0.30	1.15	(16.77)	(16.07)
2021	12,907	12.82	13.50	167,756	4.40	0.30	1.15	(3.75)	(2.95)
2020	15,891	13.32	13.91	213,993	4.49	0.30	1.15	5.38	6.26
2019	15,933	12.64	13.09	203,185	4.31	0.30	1.15	13.36	14.32
PIMCO Global Managed Asset Allocation Portfolio
2023	2,274	14.29	14.29	32,499	2.20	1.15	1.15	11.55	11.55
2022	2,274	12.81	12.81	29,131	1.92	1.15	1.15	(19.33)	(19.33)
2021	2,274	15.88	15.88	36,111	2.32	1.15	1.15	11.28	11.28
2020	2,274	14.27	14.27	32,440	7.82	1.15	1.15	15.36	15.36
2019	2,274	12.37	12.37	28,116	2.09	1.15	1.15	15.72	15.72
PIMCO High Yield Portfolio
2023	18,655	11.69	11.81	220,028	5.51	1.00	1.15	10.81	11.00
2022	10,622	10.55	10.64	112,802	5.00	1.00	1.15	(11.42)	(11.26)
2021	7,603	11.91	11.99	90,962	4.34	1.00	1.15	2.32	2.48
2020	6,703	11.64	11.70	78,262	4.73	1.00	1.15	4.49	4.56
2019	6,626	11.14	11.19	74,011	4.87	1.00	1.15	13.33	13.49
PIMCO International Bond Portfolio (U.S. Dollar-Hedged)
2023	34,003	11.08	11.14	376,806	2.48	0.65	1.00	7.78	8.26
2022	38,488	10.28	10.29	395,540	1.40	0.65	1.00	(11.07)	(10.83)
2021	36,588	11.56	11.54	423,113	1.50	0.65	1.00	(3.10)	(2.70)
2020	38,599	11.93	11.86	460,285	5.85	0.65	1.00	4.47	4.77
2019	39,545	11.35	11.32	451,653	1.67	0.65	1.15	5.68	6.19
PIMCO Real Return Portfolio
2023	3,691	11.08	11.15	40,940	2.95	0.80	1.30	2.21	2.76
2022	7,172	10.84	10.85	77,821	6.91	0.80	1.30	(13.14)	(12.71)
2021	7,671	12.48	12.43	95,567	4.99	0.80	1.30	4.17	4.63
2020	4,456	12.08	11.88	53,001	1.33	0.80	1.15	10.32	10.72
2019	4,475	10.88	10.73	48,091	1.52	0.80	1.30	6.98	7.41

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2023

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
PIMCO StocksPLUS® Global Portfolio
2023	19,077	15.28	20.10	377,521	2.55	0.65	1.10	21.46	22.04
2022	33,349	12.58	16.47	539,146	1.09	0.65	1.10	(19.67)	(19.30)
2021	37,312	15.66	20.41	747,057	0.07	0.65	1.10	18.01	18.52
2020	45,345	13.27	17.22	765,169	1.13	0.65	1.10	11.79	12.33
2019	59,370	11.87	15.33	896,926	1.51	0.65	1.10	26.14	26.69
PIMCO Total Return Portfolio
2023	258,514	9.68	10.81	2,674,571	3.46	0.45	1.80	3.86	5.36
2022	306,595	9.32	10.26	3,023,433	2.51	0.45	1.80	(15.88)	(14.78)
2021	313,525	11.08	12.04	3,648,422	1.72	0.45	1.80	(3.15)	(1.79)
2020	393,336	11.44	12.22	4,694,782	1.98	0.80	1.80	6.62	7.67
2019	310,593	10.73	11.35	3,461,767	2.89	0.80	1.80	6.34	7.38
Putnam VT Core Equity Fund (a)
2023	1,747	25.46	25.46	44,473	0.43	1.00	1.00	26.86	26.86
2022	722	20.07	20.07	14,484	0.98	1.00	1.00	(16.62)	(16.62)
2021	722	24.07	24.07	17,368	0.62	1.00	1.00	29.69	29.69
2020	722	18.56	18.56	13,390	0.92	1.00	1.00	16.15	16.15
2019	722	15.98	15.98	11,527	1.09	1.00	1.00	30.34	30.34
Putnam VT Global Asset Allocation Fund
2023	1,282	15.45	15.45	19,805	1.50	1.00	1.00	16.34	16.34
2022	1,282	13.28	13.28	17,026	1.31	1.00	1.00	(16.84)	(16.84)
2021	1,282	15.97	15.97	20,480	0.68	1.00	1.00	12.78	12.78
2020	1,282	14.16	14.16	18,153	1.82	1.00	1.00	11.23	11.23
2019	1,282	12.73	12.73	16,326	1.42	1.00	1.00	15.94	15.94
Putnam VT Income Fund
2023	161,445	9.40	10.86	1,683,600	5.87	0.65	1.65	3.07	4.02
2022	169,429	9.12	10.44	1,697,736	5.58	0.65	1.65	(15.24)	(14.43)
2021	209,185	10.76	11.62	2,431,966	1.38	0.65	1.65	(6.19)	(5.14)
2020	204,811	11.47	12.87	2,512,316	4.95	0.65	1.65	4.08	5.06
2019	161,359	11.02	12.25	1,887,225	2.97	0.65	1.65	9.98	11.16
Putnam VT International Value Fund
2023	4,470	14.81	14.99	66,634	1.47	1.00	1.15	17.35	17.48
2022	4,928	12.62	12.76	62,593	2.02	1.00	1.15	(7.88)	(7.74)
2021	5,352	13.70	13.83	73,746	1.99	1.00	1.15	13.60	13.83
2020	5,372	12.06	12.15	65,090	2.55	1.00	1.15	2.73	2.88
2019	4,345	11.74	11.81	51,163	2.95	1.00	1.15	18.83	19.05
Putnam VT Large Cap Growth Fund (a)
2023	27,908	29.16	30.11	834,092	N/A	0.65	1.10	42.87	43.52
2022	47,439	19.73	20.98	988,465	N/A	0.65	1.65	(31.64)	(30.94)
2021	46,408	28.86	30.38	1,400,103	N/A	0.65	1.65	20.65	21.86
2020	69,907	23.92	24.93	1,734,158	0.04	0.65	1.65	36.45	37.81
2019	64,666	17.53	18.09	1,163,810	0.14	0.65	1.65	34.43	35.81
Putnam VT Large Cap Value Fund
2023	87,768	20.76	30.78	2,360,363	2.12	0.65	1.10	14.38	14.94
2022	100,641	18.15	26.78	2,327,441	1.48	0.65	1.10	(4.17)	(3.77)
2021	108,912	18.94	21.81	2,607,086	1.22	0.65	1.10	25.93	26.51
2020	116,839	15.04	22.00	2,202,211	1.76	0.65	1.10	4.59	5.11
2019	120,770	14.38	20.93	2,219,149	2.15	0.65	1.10	28.97	29.52

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Putnam VT Mortgage Securities Fund
2023	29,018	9.38	9.50	275,499	17.28	1.00	1.15	4.11	4.28
2022	29,800	9.01	9.11	271,422	8.68	1.00	1.15	(11.14)	(10.95)
2021	27,397	10.14	10.23	280,282	N/A	1.00	1.15	(4.88)	(4.75)
2020	11,752	10.66	10.74	126,168	2.58	1.00	1.15	(2.65)	(2.54)
2019	2,627	10.95	11.02	28,904	2.16	1.00	1.15	11.85	12.11
Putnam VT Multi-Asset Absolute Return Fund (b)
2023	—	9.18	9.18	—	6.68	1.00	1.00	1.10	1.10
2022	9,698	9.08	9.08	88,093	0.51	1.00	1.00	(0.66)	(0.66)
2021	1,875	9.14	9.14	17,142	N/A	1.00	1.00	(0.22)	(0.22)
2020	1,878	9.16	9.16	17,212	N/A	1.00	1.00	(8.31)	(8.31)
2019	1,881	9.99	9.99	18,801	N/A	1.00	1.00	4.83	4.83
Putnam VT Small Cap Value Fund
2023	23,981	19.03	20.39	467,794	0.15	0.30	1.15	22.38	23.35
2022	20,276	15.55	16.53	322,622	0.16	0.30	1.15	(13.99)	(13.23)
2021	24,195	18.08	19.05	445,684	0.67	0.30	1.15	38.33	39.46
2020	22,608	13.07	13.66	299,745	1.14	0.30	1.15	2.75	3.72
2019	25,012	12.72	13.17	322,253	0.65	0.30	1.15	22.78	23.78
TOPS® Managed Risk Balanced ETF Portfolio
2023	1,364,399	12.02	13.26	17,761,180	0.16	0.80	1.70	7.32	8.24
2022	1,591,078	11.20	12.25	19,162,959	18.31	0.80	1.70	(13.58)	(12.75)
2021	1,803,811	12.96	14.04	24,953,163	0.96	0.80	1.70	6.67	7.67
2020	2,144,995	12.15	13.04	27,623,926	2.09	0.80	1.70	3.93	4.82
2019	2,552,656	11.69	12.44	31,426,945	2.09	0.80	1.70	12.51	13.50
TOPS® Managed Risk Growth ETF Portfolio
2023	4,637,461	12.47	13.76	62,604,224	0.36	1.05	1.95	8.81	9.90
2022	5,427,696	11.46	12.52	66,809,221	8.40	1.05	1.95	(15.42)	(14.71)
2021	6,149,727	13.55	14.68	88,888,352	0.91	1.05	1.95	10.25	11.21
2020	7,286,289	12.29	13.20	94,870,430	1.99	1.05	1.95	3.19	4.10
2019	8,379,017	11.91	12.68	104,996,236	1.80	1.05	1.95	14.63	15.69
TOPS® Managed Risk Moderate Growth ETF Portfolio
2023	2,968,533	12.64	13.95	40,570,640	0.34	0.90	1.80	8.22	9.24
2022	3,502,765	11.68	12.77	43,900,446	15.55	0.90	1.80	(15.05)	(14.30)
2021	4,075,104	13.75	14.90	59,721,707	1.00	0.90	1.80	9.04	10.04
2020	4,754,213	12.61	13.54	63,492,084	2.15	0.90	1.80	3.96	4.96
2019	5,447,902	12.13	12.90	69,454,910	2.05	0.90	1.80	14.11	15.08

(a)  Name change. See Note 1.

(b)  Fund liquidation. See Note 1.

(1)  These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit fair values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Underlying Fund in which the Sub-Accounts invest. Investment income ratio has not been annualized for periods less than one year.

(2)  These ratios represent the annualized Contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit fair values. See Note 3 for a list of all unit fair value charges. Charges made directly to Contract owner accounts through the redemption

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (concluded)
December 31, 2023

of units and expenses of the Underlying Fund are excluded. The additional fees for the mortality and expense risk charges applied to policies whose contract values are less than $100,000 are excluded from these ratios because they result in reductions of contract owner units, rather than direct reductions to the unit values. See footnote 5.

(3)  These amounts represent the total return for the periods indicated, including changes in the value of the Underlying Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total return has not been annualized for periods less than one year.

(4)  Investment income ratios for closed or liquidated Sub-Accounts with periods less than one year are calculated using the average net assets for the period. Expense ratios for closed or liquidated Sub-Accounts with periods less than one year have been annualized. Total returns for closed or liquidated Sub-Accounts with periods less than one year are calculated using the final unit values.

(5)  The highest unit fair value and total return correspond with the product with the lowest expense ratio. The lowest unit fair value and total return correspond with the product with the highest expense ratio. Because the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Statutory Financial Statements

As of December 31, 2023 and 2022 and for the Years Ended
December 31, 2023, 2022, and 2021 and Supplemental Information
As of and for the Year Ended December 31, 2023

Forethought Life Insurance Company
(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Index to Statutory Financial Statements

Independent Auditor's Report	F-3 – F-4
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus	F-5
Statutory Statements of Operations	F-6
Statutory Statements of Changes in Capital and Surplus	F-7
Statutory Statements of Cash Flows	F-8
Notes to Statutory Financial Statements — Statutory Basis	F-9 – F-49
Supplemental Information	F-50
Supplemental Schedule of Selected Statutory Basis Financial Data	F-51 – F-52
Supplemental Schedule of Investment Risk Interrogatories	F-53 – F-56
Summary Investment Schedule	F-57
Supplemental Schedule of Reinsurance Disclosures	F-58 – F-59

Deloitte & Touche LLP
200 Berkeley Street
10th Floor
Boston, MA 02116
USA
Tel: +1 617 437 2000
Fax: +1 617 437 2111
www.deloitte.com

Independent Auditor's Report

Audit Committee of
The Global Atlantic Financial Group LLC:

Opinions

We have audited the statutory-basis financial statements of Forethought Life Insurance Company (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities, capital and surplus as of December 31, 2023 and December 31, 2022, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for the years ended December 31, 2023, 2022, and 2021, and the related notes to the statutory-basis financial statements (collectively referred to as the "statutory-basis financial statements").

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2023 and December 31, 2022, and the results of its operations and its cash flows for the years ended December 31, 2023, 2022, and 2021, in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Indiana described in Note 2.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2023 and December 31, 2022, or the results of its operations or its cash flows for the years ended December 31, 2023, 2022, and 2021.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor's Responsibilities for the Audit of the Statutory-Basis Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Insurance Department of the State of Indiana, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Indiana. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Indiana. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor's Responsibilities for the Audit of the Statutory-Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor's report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

•  Exercise professional judgment and maintain professional skepticism throughout the audit.

•  Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.

•  Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.

•  Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.

•  Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2023 audit was conducted for the purpose of forming an opinion on the 2023 statutory-basis financial statements as a whole. The supplemental schedule of selected statutory-basis financial data, the supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule, and the supplemental schedule of reinsurance disclosures as of and for the year ended December 31, 2023, are presented for purposes of additional analysis and are not a required part of the 2023 statutory-basis financial statements. These schedules are the responsibility of the Company's management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2023 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2023 statutory-basis financial statements as a whole.

March 26, 2024

Forethought Life Insurance Company
(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Statutory Statements of Admitted Assets,
Liabilities, Capital and Surplus
As of December 31, 2023 and 2022

(Dollars in thousands, except share amounts)

Assets	Notes	2023	2022
Bonds	4, 5	$29,089,001	$28,956,498
Unaffiliated common stock	4	88,749	349,474
Preferred stocks	4	53,270	27,622
Mortgage loans	4	18,261,500	16,164,738
Cash, cash equivalents, and short-term investments	4	2,958,586	1,944,929
Derivatives	4	684,290	462,199
Policy Loans		3,605	3,523
Other invested assets	4	1,910,157	2,058,629
Subtotal, cash and invested assets		53,049,158	49,967,612
Deferred and uncollected premiums	9	11,143	10,588
Investment income due and accrued		340,686	350,538
Current federal and foreign income tax recoverable	7	26,375	—
Net deferred tax asset	7	310,477	161,235
Reinsurance recoverable	8	1,255,754	681,341
Other assets	15	2,507	525
Separate account assets	16	2,342,328	2,336,103
Total admitted assets		$57,338,428	$53,507,942
Liabilities
Aggregate reserve for life policy and contracts	10	29,937,491	27,269,711
Deposit funds and other contract liabilities	6	6,749,847	7,369,128
Policy and contract claims		7,855	9,257
Funds held under reinsurance treaties	8	11,340,994	10,387,225
Transfers to separate accounts due or accrued		(1,100)	(751)
Asset valuation reserve		438,687	390,902
Interest maintenance reserve		18,376	6,209
Current federal income taxes payable		—	157,953
Reinsurance payable	8	1,259,867	696,317
Other liabilities	15	2,393,186	2,209,928
Separate account liabilities	16	2,342,328	2,336,103
Total liabilities		$54,487,531	$50,831,982
Capital and surplus
Common stock, $2,500 par value per share, 2,000 shares authorized, 1,000 shares issued and outstanding at 2023 and 2022		2,500	2,500
Paid in surplus		1,877,873	1,777,873
Unassigned surplus		970,524	895,587
Total capital and surplus		2,850,897	2,675,960
Total liabilities, capital and surplus		$57,338,428	$53,507,942

The accompanying notes are an integral part of these financial statements.

Forethought Life Insurance Company
(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Statutory Statements of Operations
For the Years Ended December 31, 2023, 2022 and 2021

(Dollars in thousands)

	Notes	2023	2022	2021
Revenue
Premiums and annuity considerations	9	$6,499,001	$5,495,782	$4,547,362
Net investment income	4	2,516,127	1,856,253	1,492,428
Amortization of interest maintenance reserve		5,040	8,893	16,068
Commissions, expense allowances and reserve adjustments		354,232	332,795	307,368
Other income	15	(16,808)	(2,617)	7,855
Total revenues		9,357,592	7,691,106	6,371,081
Benefits and expenses
Benefits paid or provided for:
Death benefits		154,451	166,119	165,485
Annuity payments		556,672	462,365	401,097
Accident and health claims		5,664	5,627	6,015
Interest and other payments on policy funds		395,949	145,905	50,422
Surrender benefits		4,022,035	2,655,597	2,149,497
Change in policy reserves		2,642,780	2,569,384	2,532,929
Total benefits		7,777,551	6,004,997	5,305,445
Net transfers to separate accounts	16	106,123	27,795	—
Commissions		449,166	458,170	396,731
General insurance expenses		413,303	366,183	360,278
Taxes, licenses and fees		18,021	13,896	12,620
Change in loading expenses		442	598	352
Other expenses	15	401,863	111,404	208,912
Total benefits and expenses		9,166,469	6,983,043	6,284,338
Net gain from operations before federal income taxes and realized capital losses		191,123	708,063	86,743
Federal and foreign income taxes	7	100,448	220,005	(77,448)
Net gain from operations before realized capital gains		90,675	488,058	164,191
Net Realized capital gains (losses), net of tax and transfers to interest maintenance reserve	4	(92,651)	(19,670)	(80,023)
Net income (loss)		$(1,976)	$468,388	$84,168

The accompanying notes are an integral part of these financial statements.

Forethought Life Insurance Company
(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Statutory Statements of Changes in Capital and Surplus
For the Years Ended December 31, 2023, 2022 and 2021

(Dollars in thousands)

	Capital Stock	Paid in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2020	$2,500	$1,302,873	$651,373	$1,956,746
Net income	—	—	84,168	84,168
Change in net unrealized capital gains	—	—	34,078	34,078
Change in unrealized foreign exchange capital loss	—	—	9,976	9,976
Change in net deferred income tax	—	—	(46,224)	(46,224)
Change in non-admitted assets	—	—	(11,525)	(11,525)
Change in asset valuation reserve	—	—	(16,042)	(16,042)
Capital contribution	—	375,000	—	375,000
Change in surplus as a result of reinsurance	—	—	(1,635)	(1,635)
Change in surplus due to ceded unrealized gains	—	—	(12,154)	(12,154)
Balance at December 31, 2021	$2,500	$1,677,873	$692,015	$2,372,388
Net income	—	—	468,388	468,388
Change in net unrealized capital gains	—	—	(420,107)	(420,107)
Change in unrealized foreign exchange capital loss	—	—	16,642	16,642
Change in net deferred income tax	—	—	133,700	133,700
Change in non-admitted assets	—	—	6,890	6,890
Change in asset valuation reserve	—	—	(10,379)	(10,379)
Capital contribution	—	100,000	—	100,000
Change in surplus as a result of reinsurance	—	—	(1,635)	(1,635)
Change in surplus due to ceded unrealized gains	—	—	10,073	10,073
Balance as of December 31, 2022	2,500	1,777,873	895,587	2,675,960
Net loss	—	—	(1,976)	(1,976)
Change in net unrealized capital gains	—	—	26,954	26,954
Change in unrealized foreign exchange capital loss	—	—	1,627	1,627
Change in net deferred income tax	—	—	133,067	133,067
Change in non-admitted assets	—	—	(47,288)	(47,288)
Change in asset valuation reserve	—	—	(47,785)	(47,785)
Capital contribution	—	100,000	—	100,000
Change in surplus as a result of reinsurance	—	—	(1,635)	(1,635)
Change in surplus due to ceded unrealized gains	—	—	32,037	32,037
Prior year correction	—	—	(20,064)	(20,064)
Balance as of December 31, 2023	$2,500	$1,877,873	$970,524	$2,850,897

The accompanying notes are an integral part of these financial statements.

Forethought Life Insurance Company
(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Statutory Statements of Cash Flows
For the Years Ended December 31, 2023, 2022 and 2021

(Dollars in thousands)

	2023	2022	2021
Cash from operations
Premiums and annuity considerations	$7,017,428	$5,466,379	$4,722,367
Net investment income	2,420,593	1,574,290	1,201,661
Other income	331,877	364,118	298,306
Total receipts from operations	9,769,898	7,404,787	6,222,334
Benefit and loss related payments	5,666,656	3,363,303	2,937,559
Net transfers to separate accounts	106,470	26,591	1,269
Commissions and expenses paid	1,318,423	945,159	946,068
Federal income taxes paid	363,778	676	(40,299)
Total payments from operations	7,455,327	4,335,729	3,844,597
Net cash from operations	2,314,571	3,069,058	2,377,737
Cash from investments
Proceeds from investments sold, matured or called
Bonds	6,731,511	10,863,291	9,617,131
Stocks	33,937	145,724	48,366
Other invested assets	2,454,286	2,502,875	1,105,995
Mortgage loans	1,318,479	2,101,064	2,468,753
Miscellaneous Proceeds	123,319	242,321	—
Total cash proceeds from investments	10,661,532	15,855,275	13,240,245
Cost of investments acquired
Bonds	6,784,441	10,425,625	13,994,862
Stocks	25,106	181,864	100,772
Other invested assets	2,176,344	2,971,061	474,371
Mortgage loans	3,415,986	7,437,449	5,694,961
Miscellaneous Applications	329,016	362,593	449,867
Total cost of investments acquired	12,730,893	21,378,592	20,714,833
Net increase in policy loans and premium notes	83	39	(216)
Net cash used for investments	(2,069,444)	(5,523,356)	(7,474,372)
Cash from financing and other sources
Capital and paid in surplus	100,000	100,000	375,000
Net deposits on deposit-type contracts	(619,281)	2,028,108	3,521,645
Net change in funds held for reinsurers	953,768	922,645	936,084
Net change in derivative collateral and repurchase agreements	824,174	226,678	225,354
Other cash (applied) provided	(490,131)	506,190	83,595
Net cash from financing and other sources	768,530	3,783,621	5,141,678
Net change in cash, cash equivalents, and short-term investments	1,013,657	1,329,323	45,043
Beginning of the year	1,944,929	615,605	570,562
End of the year	$2,958,586	$1,944,929	$615,605
Supplemental schedule of non-cash investing activities
Paid-in-kind Interest Bonds	952	9,309	11,256
Paid-in-kind Interest Mortgages	136	5,210	90
Paid-in-kind Interest Other Invested Assets	1,331	186	53,478
Reclass of residual tranches	363,901	532,296	—
Non cash investment transactions — common stock	29,033	37,555	—
Non cash investment transactions — bonds	495,639	3,067,671	—
Non cash investment transactions — mortgages	170,193	283,931	—
Non cash investment transactions — other invested assets	14,030	283,545	—

The accompanying notes are an integral part of these financial statements.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2023, 2022 and 2021

(Dollars in thousands)

1.  ORGANIZATION AND NATURE OF OPERATIONS

Forethought Life Insurance Company, an Indiana domiciled life insurance company, (FLIC or the Company) is a wholly owned subsidiary of Commonwealth Annuity and Life insurance company, a Massachusetts domiciled life insurance Company (Commonwealth Annuity), which in turn is a wholly owned indirect subsidiary of The Global Atlantic Financial Group LLC, a Bermuda company (Global Atlantic, which shall mean The Global Atlantic Financial Group LLC and, unless otherwise indicated or the context otherwise requires, its applicable subsidiaries). Global Atlantic is majority owned by KKR & Co. Inc (KKR).

On February 1, 2021, KKR indirectly acquired a majority interest in the Company following the merger of Global Atlantic Financial Group Limited (GAFGL) and Magnolia Merger Sub Limited, with GAFGL as the surviving entity of the merger transaction. Prior to the merger transaction, Magnolia Merger Sub Limited was a Bermuda exempted company, a direct wholly owned subsidiary of Magnolia Parent LLC (now known as The Global Atlantic Financial Group LLC or Global Atlantic) and an indirect subsidiary of KKR. Accordingly, Global Atlantic is now the holding company of GAFGL and KKR is deemed the ultimate controlling person of the Company.

KKR Magnolia Holdings LLC owns a total of approximately 65.2% of the outstanding ordinary shares of Global Atlantic; the remaining investors, none of whom own more than 9.0%, own the remaining approximately 34.8% of the outstanding ordinary shares.

The Company's principal products are fixed-rate and fixed-indexed annuities, referred to together as "fixed annuities", and FLIC is Global Atlantic's flagship seller of these policies. FLIC's retirement products are distributed primarily through a network of industry-leading distribution partners. FLIC's preneed life insurance products are distributed through funeral homes. Commencing in 2021, the Company issues funding agreement backed notes for the purpose of reinvesting deposited funds. FLIC is licensed in 49 states (all except New York) and the District of Columbia.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the Insurance Department of the State of Indiana ("Indiana SAP"), which differ in some respects from accounting principles generally accepted in the United States of America (GAAP). Prescribed statutory accounting practices (SAP) include publications of the National Association of Insurance Commissioners "Accounting Practices and Procedures Manual" (NAIC SAP), state laws, regulations and general administrative rules. The more significant of these differences are as follows:

•  Bonds which are "available-for-sale" or "trading" are carried at fair value under GAAP, and are carried at amortized cost under NAIC SAP, except for bonds in or near default which are carried at the lower of fair value or amortized cost under NAIC SAP;

•  Derivatives for which the Company employs fair value accounting are carried at fair value. However, changes in unrealized capital gains and losses are not recognized in net income, but as changes to surplus;

•  The Asset Valuation Reserve (AVR) is required under NAIC SAP to offset potential credit-related investment losses on bonds, mortgage loans, stocks, real estate, and other invested assets. The AVR is recorded as a liability with changes in the reserve accounted for as direct increases or decreases in surplus. Under GAAP, no such reserve is required;

•  The Interest Maintenance Reserve (IMR) is required under NAIC SAP to defer recognition of realized gains and losses (net of applicable federal income taxes) on short and long term fixed income investments resulting from interest rate changes. The deferred gain and loss is amortized over the expected remaining life (maturity) of the investment sold. In the event that realized capital losses exceed gains on a cumulative basis, negative IMR is reclassified to a non-admitted asset. Under GAAP, no such reserve is required;

•  Policy acquisition costs, such as commissions, and other costs that are directly related to the successful efforts of acquiring new business are deferred under GAAP. Under NAIC SAP, such items are recorded as expenses when incurred;

•  Benefit reserves are determined using statutorily prescribed interest, morbidity and mortality assumptions under NAIC SAP, except under certain principles-based reserve methodologies. With respect to variable annuities, VM-21 prescribes various approaches for setting assumptions related to policyholder and economic behavior that can vary by reserve component (Stochastic Reserve and Standard Projection Amount). With respect to life insurance products, valuation assumptions are prudent estimates used in determining Stochastic and Deterministic reserve components as prescribed

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2023, 2022 and 2021

(Dollars in thousands)

by VM-20. In all cases the Company follows these prescribed practices. Under US GAAP, reserves and related balances are generally calculated using assumptions that are based on best estimates, which in some cases require appropriate adjustments that are required under certain FASB Accounting Standards. Effective January 1, 2023, public company reporting for long duration insurance contracts changed under the new long duration targeted improvements (LDTI) insurance accounting standard. LDTI requires the unlocking of assumptions for traditional life and limited pay contracts, requiring more frequent update to best estimates.

•  Under NAIC SAP, amounts recoverable from reinsurers for unpaid losses are not recorded as assets, but as offsets against the respective policyholder liabilities. Under GAAP, amounts recoverable from reinsurers for unpaid losses are recorded as assets and not offset against the respective policyholder liabilities. Reinsurance balance amounts deemed to be uncollectible are written off through a charge to operations. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings;

•  Deferred income taxes, which provide for book/tax temporary differences, are charged directly to unassigned surplus under NAIC SAP, whereas under GAAP, they are included as a component of net income. Deferred tax assets are also subject to an admissibility test under NAIC SAP;

•  Under NAIC SAP, certain items are designated as "non-admitted" assets (such as furniture and equipment, prepaid expenses, bills receivable, computer system software, and agents' balance, etc.) and are excluded from assets by a direct charge to surplus. Under GAAP, such assets are carried on the balance sheet with appropriate valuation allowances;

•  Under GAAP acquisition accounting, an intangible asset can be assigned a value representing the cost to duplicate, create or replace the asset, assigned a finite life, and amortized accordingly. NAIC SAP does not recognize this type of transaction but recognizes any amount paid in excess of the subsidiary's underlying statutory capital and surplus as unamortized goodwill on the parent company's books. Goodwill is then amortized into unrealized capital gains and losses, on a straight line basis for a period which the acquiring entity benefits economically, not to exceed 10 years;

•  Under GAAP accounting, the Company's assets and liabilities were remeasured at fair value upon the close of the KKR acquisition. This resulted in the recognition of Value of Business Acquired (VOBA), which is generally amortized on a constant level basis using policy count over the estimated lives of the contracts, and goodwill, which is not amortized but assessed for impairment annually or more frequently if circumstances indicate impairment may have occurred, for GAAP. There was no such remeasurement of assets and liabilities for Statutory reporting. Under NAIC SAP, consideration in excess of the net book value of business acquired is recognized as a ceding commission. Ceding commission expenses are recognized in income on the date of the transaction. Ceding commission revenues are recognized as a separate surplus item on a net of tax basis and are subsequently amortized into income as earnings from the business emerge.

•  Under NAIC SAP, revenues for annuity contracts and universal life policies consist of the entire premium received, and benefits incurred represent the total of death benefits paid, surrenders (net of surrender charges), and the change in policy reserves. Under GAAP, premiums received for annuity contracts and universal life that do not include significant mortality risk would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Charges for mortality expenses and surrenders for both types of policies would be recognized as revenue under GAAP;

•  Policyowner dividends are recognized when declared under NAIC SAP rather than over the term of the related policies as required by GAAP;

•  Under GAAP the Company has elected to carry the funds withheld assets at fair value while for statutory treatment the Company carries the funds withheld assets at amortized cost;

•  Under NAIC SAP, cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less;

•  Investments in subsidiaries where the Company has the ability to exercise control are consolidated for GAAP reporting. Under NAIC SAP, the equity value of subsidiaries is recorded as other invested assets and investments in common stocks of affiliated entities;

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2023, 2022 and 2021

(Dollars in thousands)

The effects on the financial statements of the variances between statutory and GAAP, although not readily determinable, are presumed to be material.

Use of Estimates

The preparation of financial statements in accordance with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ significantly from those estimates. Significant estimates included in the accompanying statutory basis financial statements are assumptions and judgments utilized in determining if declines in fair values of investments are other-than-temporary, valuation methods for infrequently traded securities and private placements, policy liabilities, accruals relating to legal and administrative proceedings and estimates to establish the reserves for future policy benefits.

Investments

Bonds

The NAIC classifies bonds into six quality categories and 20 subcategories. These categories range from 1A (the highest) to 5C (the lowest) for non-defaulted bonds, and category 6 for bonds in and near default. In 2021 and prior, residual tranches in securitizations were captured as bonds, whereas commencing in 2022, those investments will be captured in other invested assets. Bonds in default are required to be carried at the lower of amortized cost or NAIC fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Bonds and preferred stocks, excluding loan-backed and structured securities (LBASS), are stated at amortized cost using the modified scientific method, or fair value in accordance with the "Purposes and Procedures Manual (P & P Manual) of the NAIC Capital Markets and Investment Analysis Office" (CMIAO). Fair values are measured in accordance with the Statements of Statutory Accounting Principles (SSAP) No. 100 Fair Value Measurements (SSAP No.100). Short-term investments are highly liquid investments readily convertible to cash, with maturities of greater than 90 days and less than one year at time of purchase and are reported at amortized cost.

LBASS are stated at amortized cost or fair value in accordance with the P & P Manual of the CMIAO. Prepayment assumptions are primarily obtained from external sources or internal estimates, and are consistent with the current interest rate and economic environment. The prospective adjustment method is used on most non-agency LBASS. Fair values are based on quoted market prices. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models, based on discounted cash flow analysis. The Company reviews securities at least quarterly for other-than-temporary impairments (OTTI) using current cash flow assumptions.

The NAIC has contracted with Blackrock for non-agency Residential Mortgage Backed Securities (RMBS) and Commercial Mortgage Backed Securities (CMBS), to provide expected loss information, which the Company must use to determine the appropriate NAIC designations for accounting, and risk-based capital (RBC) calculations.

Preferred Stock

Preferred stocks are carried at cost or amortized costs except those rated NAIC class 4 or lower quality, which are carried at the lower of cost or fair value. Changes to preferred stock values are reported as an adjustment to surplus.

Common Stock

Unaffiliated common stocks are reported at fair value based on quoted market prices or determined internally utilizing available market data and financial information pertaining to the underlying company except for Federal Home Loan Bank (FHLB) common stock which is valued at cost. The related net unrealized gains or losses are reported in unassigned surplus. The related adjustment for federal income taxes is included in deferred income taxes in unassigned surplus.

Mortgage Loans

Mortgage loans on real estate are carried at unpaid principal balances, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are based on the

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2023, 2022 and 2021

(Dollars in thousands)

fair value of the collateral. Fair value is determined by discounting the projected cash flows for each property to determine the current net present value.

Commercial mortgage loans (CMLs) acquired at a premium or discount are carried at amortized cost using the effective interest rate method. CMLs held by the Company are diversified by property type and geographic area throughout the United States. CMLs are considered impaired when it is probable that the Company will not collect amounts due according to the terms of the original loan agreement. The Company assesses the impairment of loans individually for all loans in the portfolio. The Company estimates the fair value of the underlying collateral using internal valuations generally based on discounted cash flow analyses.

Financial Instruments and Derivatives

In the normal course of business, the Company enters into transactions involving various types of financial instruments including derivatives. Derivatives are instruments that derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Derivatives may be privately negotiated contracts, which are usually referred to as over-the-counter (OTC) derivatives, or they may be listed and traded on an exchange (exchange-traded). Exchange-traded equity futures are transacted through a regulated exchange. From time to time, futures contracts are terminated. The clearinghouse guarantees the performance of both counterparties, which mitigates credit risk.

The Company primarily uses OTC derivatives to hedge its exposure to fixed annuity and preneed products. Some annuity products provide policy holders the potential return that is linked to the market while some preneed products provide death benefits with growth rates determined by various consumer price indexes (CPI). Fixed index annuity contracts credit interest based on certain indices, primarily the Standard & Poor's 500 Composite Stock Price Index. OTC call options and call spreads are purchased to hedge the growth in interest credited to the customer as a direct result of increases in the related indices. Upon exercise, the Company will receive the fair value of the call options and call spreads. For life products whose death benefit growth rate is determined by various consumer price indexes CPI, the Company has hedged this risk by entering into CPI swaps. The Company values the OTC options utilizing the Black-Scholes and Heston models. The Company also compares the derivative valuations to the daily counterparty marks to validate the model outputs. The parties with whom the Company enters into derivative contracts are highly rated financial institutions. Contracts are also fully supported by collateral, which minimizes the counterparty credit risk associated with such contracts. Prior to 2021, the Company considered these derivatives to be effective hedges in accordance with SSAP No. 86, Derivatives (SSAP No. 86). Under such treatment, the equity index options are marked to market, with changes in unrealized gains or losses reported as a component of net investment income as well as the difference between the expiry cash proceeds and cost also recognized as a component of net investment income. In 2021 and prospectively, the Company accounts for these options using fair value accounting. CPI swaps are accounted for using fair value accounting.

The Company also owns foreign currency denominated assets that generate exposure to FX risk. The Company has hedged this risk through the use of currency swaps and forwards. Under the terms of the contracts, the Company pays fixed and floating rate terms denominated in foreign currency and receives fixed USD. The Company considers these derivatives to be cash flow hedges. Under such treatment, the unrealized gains and losses are recorded consistent with the bonds hedged.

Low Income Housing Credits

The Company holds investments in Low Income Housing Tax Credits with 10 years remaining of unexpired tax credits and with a required holding period of 15 years.

Other Invested Assets

Other invested assets consist of investment in partnerships, joint ventures and LLC's. Commencing in 2022, other invested assets include investments in residual tranches of securitizations. The Company values these interests based upon the investment method and their proportionate share of the underlying GAAP equity of the investment.

Cash and Short-Term Investments

Cash and short-term investments include cash on hand, amounts due from banks, and highly liquid short-term investments. The Company considers all investments with an original maturity of 90 days or less as cash equivalents. Cash equivalent investments are stated at amortized cost. The Company considers all investments with an original maturity of greater than 90 days and less than one year as short-term investments. Short-term investments are stated at amortized cost.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2023, 2022 and 2021

(Dollars in thousands)

Investment Income

Investment income is recognized on an accrual basis. Any investment income which is over 90 days past due is excluded from surplus. Investments in bonds that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Capital Gains and Losses

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, to the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

The Company acquires IMR associated with certain assumed blocks of business through reinsurance transactions. Should realized capital losses exceed gains on a cumulative basis, the resulting negative IMR is reclassified to assets and is non-admitted.

Impairments

The Company evaluates mortgages for impairment based on the credit quality of the borrowers ability to pay, common stocks, which are primarily affiliated companies, based on the underlying financial condition of those companies, and joint ventures, partnerships and Limited Liability Companies (LLCs) when it is probable that it will be unable to recover the carrying amount of the investment or there is evidence indicating inability of the investee to sustain earnings that would justify the carrying value of the investment.

At least quarterly, management reviews impaired securities for OTTI. The Company considers several factors when determining if a security is other-than-temporarily impaired, including but not limited to the following: its intent and ability to hold the impaired security until an anticipated recovery in value; the issuer's ability to meet current and future principal and interest obligations for bonds; the length and severity of the impairment; and, the financial condition and near term and long-term prospects for the issuer. The review process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions and other similar factors. The process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. Additional factors are considered when evaluating the unique features that apply to certain structured securities, including but not limited to the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority with the tranche structure of the security.

Recognition of Premium Income and Acquisition Costs

Life premiums are recognized as income over the premium-paying period of the related polices. Annuity considerations are recognized as income when received. Deposits on deposit-type contracts, such as funding agreements, supplemental contracts, dividend accumulations, and premium and other deposit funds, are recorded as a liability when received. Considerations for inforce block liabilities assumed are recognized as premium income when received. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Modified Coinsurance and Funds Withheld Reserve Adjustment

In accordance with SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance (SSAP No. 61R), the cedant retains invested assets supporting ceded reserves for modified coinsurance or funds withheld coinsurance. The counterparties settle statutory net income on these invested assets periodically on the reinsured business. The other significant contributors to the settlement activity are premiums, benefits, transfers to and from separate accounts, change in statutory reserves, mark-to-market of the derivative portfolio and other investment returns.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2023, 2022 and 2021

(Dollars in thousands)

Policy and Contract Claims

The liability for policy and contract claims is based on actual claims submitted but not paid on the statement date and an estimate of claims that had been incurred but not been reported on the statement date.

Insurance Reserves and Annuity and Other Funds

Reserving Practices

Reserves for life insurance policies are based on amount of insurance, issue age, duration, and premium paying pattern. Interest rates range from 3.0% to 5.5%, depending on the date of policy issue. The majority of reserves are calculated using the 1980 CSO Mortality Table. Tabular interest on funds not involving life contingencies have been determined by formula as described in the NAIC Annual Statement Instructions.

Reserves for a majority of the annuity contracts are determined in accordance with Commissioners' Annuity Reserve Valuation Method (CARVM). Valuation interest rates range from 3.0% to 6.25% based on the date of issue. The majority of reserves are calculated using the Annuity 2000 mortality table and 2012 Individual Annuity Reserving mortality table.

All policies issued by the Company had gross premiums in excess of net premiums.

Substandard policies are reserved in relation to net amount at risk.

Federal Income Taxes

Deferred federal income taxes are calculated as defined by SSAP No. 101, Income Taxes (SSAP No. 101). SSAP No. 101 establishes deferred tax assets and liabilities based on differences between statutory and tax bases of reporting. The deferred tax assets are then subject to an admissibility test, which can limit the amount of deferred tax assets that are recorded. The deferred federal income taxes result primarily from insurance reserves, policy acquisition expenses, and ceding commissions.

Separate Accounts

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain variable annuity contract holders. Assets consist principally of bonds, common stocks, mutual funds, short-term obligations and are stated at fair value. The investment income gains and losses of these accounts generally accrue to the contract holders and therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected as other income. The fair value of assets and liabilities held in separate accounts is based on quoted market prices. Separate account assets representing contract holder funds are measured at fair value and reported as a summary total in the Statements of Admitted Assets, Liabilities, Capital and Surplus, with an equivalent summary total reported for separate account liabilities.

The Company receives fees for assuming mortality and certain expense risks. Such fees are included in Other Income in the accompanying Statement of Operations. Reserves in the separate accounts for variable annuity contracts are provided in accordance with the Variable Annuity Commissioners' Annuity Reserve Valuation Method (VACARVM) under Actuarial Guideline VM-21. However, the adoption of VM-21 did not have an impact as these contracts are 100% ceded.

Transfers from Separate Accounts Due or Accrued, and Accrued Expense Allowance

The Company records a negative liability due from the separate accounts which primarily represents amounts that are held for policy account values in excess of statutory reserves, and certain other policy charges, including cost of insurance charges, administrative charges and guaranteed minimum death benefit (GMDB) charges, partially offset by associated reinsurance credits. This negative liability due from the separate accounts also includes assumed and ceded business. Amounts held in excess of the statutory reserves cannot be transferred from the separate account unless the policy is terminated or the policy account value is withdrawn.

Guaranty Fund Assessments

Guaranty fund assessments are paid to various states. The assessments are amortized against the premium tax benefit period.

Affiliated Entities and Related Parties

The Company recognizes entities which are under common control as affiliated entities consistent with SSAP No. 25 — Affiliates and Other Related Parties guidance. In addition, entities in which the company or affiliated companies

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2023, 2022 and 2021

(Dollars in thousands)

own at least 10% of the voting interests are considered to be related parties even if there is no control or affiliation, and are disclosed consistent with related party disclosure guidelines in SSAP No. 25 guidance.

Recently Adopted Accounting Standards

In January, 2024, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 61R — Life, Deposit-Type and Accident and Health Reinsurance which provides guidance for the specific 2023 liquidation of U.S. based life reinsurer Scottish Re. The Company has adopted accounting and presentation changes to balances from this reinsurer as appropriate.

In December, 2023, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 30 — Unaffiliated Common Stock and SSAP No. 32 — Preferred Stock to address residual tranche investments which may be reported as preferred stock and common stock. Also, in September, 2023, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 48 — Joint Ventures, Partnerships, and Limited Liability Companies to address residual tranche investments which may be reported as equity method investments. These clarifications state that structures that are in-substance residual interests will be reported residual tranche investments. The Company has adopted these changes for the annual 2023 reporting period.

In October, 2023, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 20 — Nonadmitted Assets and SSAP No. 21R — Other Admitted Assets to clarify guidance on collateral loan accounting and reporting. The adopted revisions clarify that all collateral assets must qualify as admitted invested assets if they were owned directly and provides additional details about documentation required for the collateral assets. The Company has adopted these changes for the annual 2023 reporting period, and updated policies and procedures as appropriate.

In August, 2023, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 34 — Investment Income Due and Accrued, which requires new discourse around aggregate paid-in-kind (PIK) interest included in asset balances. The Company has included such disclosures in 2023 financial statements as appropriate.

In August, 2023, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 7 — Asset Valuation and Interest Maintenance Reserve which allows for the temporary admittance of a net negative interest maintenance reserve (IMR). Outlined in INT 23-01T, this guidance allows the admittance of negative IMR up to 10% of adjusted capital and surplus and provides additional accounting and reporting guidance. Pending any future adoptions, this interpretation will be automatically nullified on January 1, 2026. The Company has adopted these changes for the annual 2023 reporting period.

In August, 2023, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP 43R — Loan-Backed and Structured Securities which add collateralized loan obligations (CLOs) to financial modeling guidance and provide clarification that CLOs are not captured as legacy securities. This guidance aligns with changes adopted by the NAIC's Valuation of Securities Task Force in February, 2023. The Company has adopted these changes for the annual 2023 reporting period and there is no significant impact on the financial statements.

In August, 2023, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 26R — Bonds, SSAP No. 43R — Loan-Backed and Structured Securities and SSAP No. 21R — Other Admitted Assets which establishes a new principles-based definition of a band for statutory reporting. The Company will continue to monitor principles based bond definition topics and guidance in preparation for the January 1, 2025 implementation date.

In December, 2022, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 36 — Troubled Debt Restructuring, which requires an entity to evaluate the modification represents a new loan or a continuation of an existing loan. This update eliminates prior U.S. GAAP guidance for troubled debt restructuring by creditors. The Company has adopted these changes for the annual 2022 reporting period and there is no significant impact on the financial statements.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2023, 2022 and 2021

(Dollars in thousands)

In December, 2022, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 9 — Subsequent Events, and SSAP No. 101 — Income Taxes, which include outlines to the new corporate alternative minimum tax (CAMT) for tax years beginning after third quarter 2022 through first quarter 2023. This guidance also provides subsequent event exceptions. The Company has adopted these changes for the annual 2022 reporting period and there is no significant impact on the financial statements.

In May, 2022, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 25 — Affiliates and Other Related Parties and SSAP No. 43R — Loan-Backed and Structured Securities which clarify application of the existing affiliate definition and incorporate new disclosure requirements for all investments that involve related parties, regardless if they meet the affiliate definition. The new guidance provides an expanded list of examples of related parties and further clarifies that investments from any arrangement which results in direct or indirect control, including control through a servicer or other controlling arrangement, shall be reported as affiliated. The Company has adopted these changes in the annual 2022 reporting period and there is no significant impact on the financial statements.

In May, 2022, the Blanks Working Group adopted updates to the Life/Fraternal Blank Asset Valuation Reserve (AVR) factors to correspond with the 2021 Life Risk-Based Capital Working Group adopted changes to Risk-Based Capital (RBC) factors for the expanded bond designation categories. The Company has adopted these changes in the annual 2022 reporting period.The result of adopting this change is that the 2022 AVR liability under the new calculation is marginally higher than it would have been prior to the change.

Correction of Errors

The Company discovered reporting errors for the prior year balances resulting in a $20,064 increase in interest and adjustments on contract or deposit-type contract funds and an increase in the remittances and items not allocated. The impact of these errors has been reported as an adjustment to opening surplus per SSAP No. 3, Accounting Changes and Corrections of Errors, paragraph 10, which states: "Correction of errors in previously issued financial statements shall be reported as adjustments to unassigned funds (surplus) in the period an error is detected." The Company does not believe these errors are significant to capital and surplus at December 31, 2023, or in prior years.

3.  PRESCRIBED AND PERMITTED ACCOUNTING PRACTICES

The Indiana Department of Insurance recognizes only statutory accounting practices prescribed or permitted by the State of Indiana for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Indiana Insurance Law. The NAIC's Accounting Practices & Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Indiana. The commissioner of the Indiana Department (the Commissioner) has the right to permit other specific practices that deviate from prescribed practices.

The Company, with the permission of the Commissioner, uses the Plan Type A discount rate with a guaranteed duration of less than five years under Actuarial Guideline 33 (AG33) on the entire in-force block of annuities with Guaranteed Minimum Withdrawal Benefits issued prior to October 1, 2013. By definition, AG33 would require the defined payments of the Guaranteed Lifetime Income Benefit (GLIB) benefit stream to be discounted using the Type B or Type C rate until the policy's contract value is exhausted and the additional payments to be discounted using the Type A rate. Type A, Type B, and Type C rates vary based on the withdrawal characteristics available to the policyholder for a specific contract.

The differences between NAIC SAP and Indiana SAP relate to reserve valuation prescribed by AG33. The differences are reflected in "increase in reserves for future policy benefits" for net income, and in "reserves for future policy benefits" for surplus.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2023, 2022 and 2021

(Dollars in thousands)

A reconciliation of the Company's net income and capital and surplus between the practices prescribed and permitted by the State of Indiana and NAIC SAP is shown below:

	December 31,
	2023	2022	2021
Net income (loss), Indiana basis	$(1,976)	$468,388	$84,168
Indiana permitted practice:
State permitted practices that (increase) / decrease NAIC SAP	(3,192)	3,334	3,718
Net income (loss), NAIC statutory accounting practices	$(5,168)	$471,722	$87,886
Statutory surplus, Indiana basis	$2,850,897	$2,675,960	$2,372,388
Indiana permitted practice:
State permitted practices that (increase) / decrease NAIC SAP	(22,811)	(20,327)	(22,999)
Statutory surplus, NAIC statutory accounting practices	$2,828,086	$2,655,633	$2,349,389

4.  INVESTMENTS

Bonds Book Adjusted/Carrying Values and Fair Values

The book adjusted/carrying value and fair value of investment in long term, short-term (excludes non-bond investments of $2,134 and $257,777) and cash equivalent bonds (excludes non-bond cash and cash equivalent investments of $2,221,056 and $898,907) are as follows:

	December 31, 2023
	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Long Term, Short-Term and Cash Equivalent Bonds:
U.S. government security obligations	$125,817	$1,953	$(593)	$127,177
All other governments	76,411	761	(10,345)	66,827
Political subdivisions	41,438	356	(2,608)	39,186
Special revenue and special assessment obligations	1,304,074	7,481	(164,253)	1,147,302
Hybrid	55,969	310	(12,096)	44,183
Industrial and miscellaneous	18,542,197	126,647	(1,235,713)	17,433,131
Parent, Subsidiaries and Affiliates	8,843,184	7,519	(741,655)	8,109,048
U.S. States, Territories and Possessions	99,911	1,250	(5,624)	95,537
Total long term bonds	29,089,001	146,277	(2,172,887)	27,062,391
Short-term bonds	331,977	3	(4)	331,976
Total long term, short-term and cash equivalent bonds	$29,420,978	$146,280	$(2,172,891)	$27,394,367

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2023, 2022 and 2021

(Dollars in thousands)

	December 31, 2022
	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Long Term, Short-Term and Cash Equivalent Bonds:
U.S. government security obligations	$7,426	$125	$(560)	$6,991
All other governments	70,412	—	(16,593)	53,819
Political subdivisions	33,156	2	(3,419)	29,739
Special revenue and special assessment obligations	1,211,525	2,030	(225,433)	988,122
Hybrid	55,477	511	(14,554)	41,434
Industrial and miscellaneous	17,595,249	97,953	(1,622,557)	16,070,646
Parent, Subsidiaries and Affiliates	9,890,731	25,120	(817,391)	9,098,460
U.S. States, Territories and Possessions	92,522	370	(9,159)	83,733
ETF Bonds	—	—	—	—
Total long term bonds	28,956,498	126,111	(2,709,666)	26,372,944
Short-term bonds	32,661	19	—	32,679
Cash equivalent bonds	—	—	—	—
Total long term, short-term and cash equivalent bonds	$28,989,159	$126,130	$(2,709,666)	$26,405,623

At December 31, 2023 and 2022, respectively, 95.2% and 95.4% of debt securities were rated by the NAIC as investment grade (1 or 2).

The book adjusted/carrying value and fair value of bonds by contractual maturity at December 31, 2023 are shown below. Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations with or without call or prepayment penalties or the Company may have the right to put or sell the obligations back to the issuers. Mortgage-backed securities are included in there own distinct category.

	Book/ Adjusted Carrying Value	Fair Value
Due in one year or less	$816,147	$811,215
Due after one year through five years	2,936,421	2,845,634
Due after five years through ten years	2,250,617	2,140,613
Due after ten years	4,857,846	4,201,404
Mortgage backed and asset backed securities	18,559,946	17,395,500
Total	$29,420,977	$27,394,366

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2023, 2022 and 2021

(Dollars in thousands)

The following tables provide information about the Company's bonds that have been continuously in an unrealized loss position:

	December 31, 2023
	Less than or equal to Twelve Months		Greater than Twelve Months		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Long Term, Short Term and Cash Equivalent Bonds:
United States government	$48,049	$(152)	$5,405	$(441)	$53,453	$(593)
All other governments	—	—	57,642	(10,345)	57,642	(10,345)
Political subdivisions	—	—	27,605	(2,608)	27,605	(2,608)
Special revenue and special assessment obligations	25,293	(305)	923,525	(163,948)	948,818	(164,253)
Hybrid	—	—	40,265	(12,096)	40,265	(12,096)
Parent, Subsidiaries and Affiliates	4,316,469	(427,160)	3,062,222	(314,495)	7,378,691	(741,655)
U.S. States, Territories and Possessions	627	(2)	64,851	(5,622)	65,477	(5,624)
Industrial and miscellaneous	1,594,653	(30,398)	11,643,477	(1,205,315)	13,238,130	(1,235,713)
Total long term bonds	5,985,091	(458,017)	15,824,992	(1,714,870)	21,810,082	(2,172,888)
Short-term bonds	—	—	20,859	(4)	20,859	(4)
Cash equivalent bonds	—	—	—	—	—	—
Total long term, short-term and cash equivalent bonds	$5,985,091	$(458,017)	$15,845,851	$(1,714,874)	$21,830,941	$(2,172,892)
	December 31, 2022
	Less than or equal to Twelve Months		Greater than Twelve Months		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Long Term, Short Term and Cash Equivalent Bonds:
United States government	$4,549	$(403)	$838	$(157)	$5,387	$(560)
All other governments	41,773	(9,561)	12,045	(7,032)	53,819	(16,593)
Political subdivisions	29,276	(3,419)	—	—	29,276	(3,419)
Special revenue and special assessment obligations	849,640	(202,015)	71,590	(23,418)	921,230	(225,433)
Hybrid	14,847	(6,019)	22,995	(8,535)	37,841	(14,554)
Parent, Subsidiaries and Affiliates	6,455,495	(742,575)	642,183	(74,815)	7,097,678	(817,391)
U.S. States, Territories and Possessions	66,645	(9,159)	—	—	66,645	(9,159)
Industrial and miscellaneous	11,116,682	(1,102,966)	2,705,976	(519,591)	13,822,659	(1,622,557)
Total long term bonds	18,578,907	(2,076,117)	3,455,627	(633,548)	22,034,535	(2,709,666)
Short-term bonds	496	—	—	—	496	—
Total long term, short-term and cash equivalent bonds	$18,579,403	$(2,076,117)	$3,455,627	$(633,548)	$22,035,031	$(2,709,666)

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2023, 2022 and 2021

(Dollars in thousands)

The Company has the intent and ability to hold all bonds in an unrealized loss position until amortized cost basis is recovered.

As of December 31, 2023 and 2022, the number of securities in an unrealized loss position for over 12 months consisted of 1,808 and 469, respectively.

In the course of the Company's asset management, no securities have been sold and reacquired within 30 days of the sale date to enhance the Company's yield on its investment portfolio.

Insurer Self-Certified Securities

The following represents securities for which the Company does not have all information required for the NAIC to provide a NAIC designation, but for which the Company is receiving timely payments of principal and interest. These securities are referred to as "5GI Securities".

The Company's 5GI securities as of December 31, 2023 and December 31, 2022, respectively, were as follows:

	Number of 5GI Securities		Aggregate BACV		Aggregate Fair Value
Investment	Current Year	Prior Year	Current Year	Prior Year	Current Year	Prior Year
Bonds — AC	$—	$8	$—	$71,731	$—	$71,283
LB&SS — AC	9	15	73,311	63,244	59,733	55,175
Total	$9	$23	$73,311	$134,975	$59,733	$126,458

AC — Amortized cost

BACV — Book adjusted carrying value

Subprime Mortgage Related Risk Exposure

While the Company holds no direct investments in subprime mortgage loans, the Company has limited exposure to subprime borrowers, through direct investments in primarily investment grade securities with underlying subprime exposure. The Company's definition of subprime is predominantly based on borrower statistics from a residential pool of mortgages. Included in the statistics evaluated is the average credit score of the borrower, the loan-to-value ratio, the debt-to-income statistics, and the diversity of all these statistics across the borrower profile. As is true for all securities in the Company's portfolio, the Company reviews the entire portfolio for impairments at least quarterly. Included in that analysis are current delinquency and default statistics, as well as the current and original levels of subordination on the security.

The Company has indirect subprime exposure through the following investments:

	December 31, 2023
	Actual Cost	Book/ Adjusted Carrying Value (excluding interest)	Fair Value	Other Than Temporary Impairment Losses Recognized
Loan backed and structured securities	$501,286	$440,083	$442,811	$—
Total	$501,286	$440,083	$442,811	$—
	December 31, 2022
	Actual Cost	Book/ Adjusted Carrying Value (excluding interest)	Fair Value	Other Than Temporary Impairment Losses Recognized
Loan backed and structured securities	$285,271	$237,895	$255,430	$—
Total	$285,271	$237,895	$255,430	$—

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2023, 2022 and 2021

(Dollars in thousands)

Mortgage Loans

Maturities

The maturity distribution for mortgages is as follows:

	Year Ended December 31,
	2023	Percentage
2024	$1,687,037	9.24%
2025	1,886,112	10.33%
2026	2,695,930	14.76%
2027	2,102,695	11.51%
2028 and thereafter	9,889,726	54.16%
Total	$18,261,500	100.00%

Impairments

The Company evaluates all of its mortgage loans for impairment. This evaluation considers the borrower's ability to pay and the value of the underlying collateral. When a loan is impaired, its impaired value is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, except that as a practical expedient, the impaired value may be based on a loan's observable market price (where available), or the fair value of the collateral if the loan is a collateral-dependent loan. An allowance is established for the difference between the loan's impaired value and its current carrying value. Additional allowance amounts established for incurred but not specifically identified impairments in the mortgage portfolio, based on analysis of market loss rate data, adjusted for specific characteristics of the Company's portfolio and changes in economic conditions. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

During 2023, the Company established a specific allowance of $81,883 on 11 high-risk commercial mortgage loans as a result of re-underwriting process by the KKR Real Estate Credit team. During 2022, the Company established a specific allowance of $55,819 on 7 high-risk commercial mortgage loans as a result of re-underwriting process by the KKR Real Estate Credit team

During 2023, the Company recognized total impairments of $0 on mortgage loans all of which was recorded as a reduction to the carrying value of loans. During 2022, the Company recognized total impairments of $0 on mortgage loans all of which was recorded as a reduction to the carrying value of loans. During 2021, the Company recognized total impairments of $640 on mortgage loans all of which was recorded as a reduction to the carrying value of loans.

Regions and Type

Mortgage loans are collateralized by the underlying properties. Collateral for commercial mortgage loans and residential loans must meet or exceed 125% of the loan at the time the loan is made. The Company primarily grants commercial and residential loans to customers throughout the United States. The Company has a diversified loan portfolio with no exposure greater than 19.36% of our total exposure in any state at December 31, 2023.

The following table presents the Company's CMLs by geographic region and property type:

	Year Ended December 31,
	2023	Percentage	2022	Percentage
Atlantic	$6,596,267	36.12%	$5,704,028	35.29%
Mountain	1,798,754	9.85%	1,564,581	9.68%
New England	815,832	4.47%	822,406	5.09%
North Central	688,389	3.77%	684,589	4.24%
Pacific	4,479,117	24.53%	4,291,742	26.55%
South Central	2,451,186	13.42%	2,141,686	13.25%
Various	1,431,956	7.84%	955,707	5.91%
Total	$18,261,501	100.00%	$16,164,738	100.00%

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2023, 2022 and 2021

(Dollars in thousands)

The mortgage loans by type are as follows:

	Year Ended December 31,
	2023	Percentage	2022	Percentage
Retail	$444,575	2.43%	$326,754	2.02%
Office	3,422,910	18.74%	3,624,844	22.42%
Industrial	2,479,666	13.58%	1,751,574	10.84%
Residential	6,868,472	37.61%	6,446,163	39.88%
Other	5,045,877	27.63%	4,015,403	24.84%
Total	$18,261,500	100.00%	$16,164,738	100.00%

In 2023 the minimum and maximum rates of interest received for commercial and residential loans were 1.00% and 11.88%. The maximum percentage of any one loan to the value of the security at the time of the loan was 100.00%. In 2022, the minimum and maximum rates of interest received for commercial loans were 1.71% and 18.00%. The maximum percentage of any one loan to the value of the security at the time of the loan was 100.00%.

Derivatives and Hedging Activities

The Company utilizes various derivative instruments to hedge risk identified in the normal course of its insurance business. The Company owns equity index options to limit its net exposure to equity market risk. The Company also owns the currency and CPI derivatives to hedge the currency and inflation risk. The Company mitigates interest rate risk through the use of interest rate futures, swaps, and options. The Company receives collateral from its derivative counterparties to limit credit risk on the mark to market of open derivative trades.

The Company's derivative portfolio consists of equity index call options and spreads to hedge equity exposure associated with Equity Indexed Annuities underwritten. The Company utilizes CPI swaps to hedge the exposure to inflation risk associated with its prefunded funeral insurance business. The Company entered into currency swaps and forwards to limit its currency exposure from FX denominated assets. The Company mitigates interest rate risk through the use of interest rate futures, swaps, and options. The total carrying values of derivative assets were $684,290 and $462,199 as of December 31, 2023 and 2022, respectively.

The Company accounts for its equity index options using the fair value method of accounting under SSAP No. 86, with changes in fair value recorded as unrealized investment gains or losses. The realized gains or losses are recorded upon the derivative contract expiry. The CPI swaps are carried at book value consistent with the hedged liabilities. The FX unrealized gains or losses on currency swaps are recorded consistent with the FX bonds hedged. RSATs originated in 2023 follow the accounting of the hedged item, and as such coupon payments are recorded as net investment income.. The total net investment income (loss) recognized from these derivative instruments were $(5,032), $0 and $0 as of 2023, 2022 and 2021.

The Company's credit risk is the risk of nonperformance by OTC counterparties. The Company limits this risk by utilizing and managing collateral according to a Credit Support Annex agreement (CSA). The company negotiates the CSA agreement with each highly rated counterparty prior to trading. Collateral is managed to CSA standards by derivative custodian BNY.

The current credit exposure of the Company's over the counter derivative contracts is limited to the fair value of $604,400 and $355,417 as of December 31, 2023 and 2022. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining net collateral of $378,557 and $48,863 from counterparties as of December 31, 2023 and 2022. In the event of the nonperformance by the counterparties, the Company has the right to the collateral pledged by counterparties. The exchange-traded futures are affected through a regulated exchange and positions are marked to market on a daily basis, the Company has little exposure to credit-related losses in the event of nonperformance by counterparties to such financial instruments.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2023, 2022 and 2021

(Dollars in thousands)

The fair value of the derivative assets and liabilities by risk hedged, prior to derivative netting through same counterparties were as follows:

	As of December 31, 2023
Risk Hedged	Derivative Assets	Derivative Liabilities	Notional Amounts
Equity/Index	$687,543	$26,017	$17,201,433
Inflation	8,424	1,307	307,000
Currency	57,844	93,072	2,703,131
Interest Rates	137,457	110,610	15,897,302
Gross fair value of derivative instruments	$891,268	$231,006	$36,108,866
Offset per SSAP No. 64	(206,979)	(206,979)
Net fair value of derivative instruments	$684,290	$24,027
	As of December 31, 2022
Risk Hedged	Derivative Assets	Derivative Liabilities	Notional Amounts
Equity/Index	$319,616	$32,798	$49,074,868
Inflation	11,225	613	270,000
Currency	87,839	54,422	3,058,081
Interest Rates	157,724	67,368	7,235,548
Adverse Market	—	—	—
Gross fair value of derivative instruments	$576,404	$155,201	$59,638,497
Offset per SSAP No. 64	(114,204)	(114,204)
Net fair value of derivative instruments	$462,199	$40,997

The fair value of the derivative assets and liabilities by instruments were as follows:

	As of December 31, 2023
Derivative Instruments	Derivative Assets	Derivative Liabilities	Notional Amounts
CPI Swaps	$8,424	$1,307	$307,000
Currency Swaps	57,844	93,072	2,703,131
OTC Options	686,270	20,087	16,209,538
Swaptions	4,802	—	2,030,000
Interest Rate Swaps	103,830	95,223	10,972,950
Listed Options	—	—	—
Futures	11,070	18,149	2,830,794
Credit Default Swap	—	—	—
Forward	19,028	3,168	1,055,453
Gross fair value of derivative instruments	$891,268	$231,006	$36,108,866
Offset per SSAP No. 64	(206,979)	(206,979)
Net fair value of derivative instruments	$684,289	$24,027

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2023, 2022 and 2021

(Dollars in thousands)

	As of December 31, 2022
Derivative Instruments	Derivative Assets	Derivative Liabilities	Notional Amounts
CPI Swaps	$11,225	$613	$270,000
Currency Swaps	87,839	54,422	3,058,081
OTC Options	297,616	32,453	49,547,157
Swaptions	116,890	10,024	41,016
Interest Rate Swaps	39,107	43,753	6,931,250
Listed Options	—	—	—
Futures	23,726	2,389	(867,155)
Credit Default Swap	—	—	—
Forward	—	11,547	658,148
Gross fair value of derivative instruments	$576,404	$155,201	$59,638,497
Offset per SSAP No. 64	(114,204)	(114,204)
Net fair value of derivative instruments	$462,199	$40,997

Other Investments

Other Invested Assets

Other invested assets on the Company's Statements of Admitted Assets, Liabilities, Capital and Surplus consist of term notes and loans, interests in LLCs and partnerships, low income housing tax credits and derivatives. The carrying value of these investments for the years ended December 31, were as follows:

	Year Ended December 31,
	2023	2022
Term notes and loans	$668,608	$734,269
LLCs and partnerships	249,586	299,772
Other	384,463	424,953
Low income housing tax credits	1,417	2,178
Residual tranches	606,083	597,458
Total	$1,910,157	$2,058,630

Cash and short-term investments

Cash and short-term investments held at December 31, were as follows:

	Year Ended December 31,
	2023	2022
Cash and cash Equivalents	$2,624,475	$1,654,491
Short-term Investments	334,111	290,438
Total	$2,958,586	$1,944,929

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2023, 2022 and 2021

(Dollars in thousands)

Restricted Assets

Restricted assets at December 31, were as follows:

	Year Ended December 31,
	2023				2022
	Gross	Net	Total Restricted to Total Admitted Assets	Gross	Net	Total Restricted to Total Admitted Assets	Increase / (Decrease)
FHLB capital stock	$79,425	$79,425	0.1%	$79,073	$79,073	0.1%	$352
Pledged collateral to FHLB	2,555,673	2,555,673	4.5%	2,440,727	2,440,727	4.6%	114,946
Assets subject to repurchase agreements	1,355,541	1,355,541	2.4%	798,932	798,932	1.5%	556,609
Pledged collateral, other	47,953	47,953	0.1%	49,142	49,142	0.1%	(1,189)
On deposit with states	6,433	6,433	—%	6,441	6,441	—%	(8)
Total	$4,045,025	$4,045,025	7.1%	$3,374,315	$3,374,315	6.3%	$670,710

Proceeds, Net Investment Income and Capital Gains and Losses

Proceeds from the sale of bonds and related capital gains and losses were as follows:

	Year Ended December 31,
	2023	2022	2021
Proceeds	$1,489,339	$4,357,404	$5,100,792
Gross realized gains	26,960	26,129	111,285
Gross realized losses	(26,733)	(71,943)	(25,768)
Total realized gains (losses)	$227	$(45,814)	$85,517

Major categories of net investment income are summarized below:

	Year Ended December 31,
	2023	2022	2021
Mortgage loans	$954,393	$651,349	$415,702
Bonds and stock	1,506,899	1,264,011	1,113,707
Short-term investments	52,092	41,173	16,813
Derivative instruments	(4,595)	(332)	—
Other income	269,715	110,605	84,191
Gross investment income	2,778,504	2,066,806	1,630,413
Less: investment expenses	(262,377)	(210,552)	(137,985)
Net investment income before IMR amortization	2,516,127	1,856,254	1,492,428
IMR amortization	5,040	8,893	16,068
Net investment income including IMR amortization	$2,521,167	$1,865,147	$1,508,496

There were no amounts excluded from investment income for bonds where collection of interest was uncertain at December 31, 2023, 2022 and 2021.

The Company did not have any due and accrued amounts over 90 days past due to exclude from capital and surplus at December 31, 2023, 2022 and 2021.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2023, 2022 and 2021

(Dollars in thousands)

Realized gains and losses, net of amounts transferred to the IMR and federal income tax, are as follows:

	Year Ended December 31,
	2023	2022	2021
Realized gains (losses)
Bonds and stock	$(52,741)	$(268,920)	$94,954
Derivatives	(106,925)	50,762	(158,509)
Mortgage loans	(25,367)	(10,274)	2,027
Other invested assets	159,252	63,929	48,740
Total realized (losses) gains on investments	(25,781)	(164,503)	(12,788)
Less amount transferred to IMR (net of related taxes of of $5,946 in 2023, ($41,009) in 2022 and $19,741 in 2021)	22,368	(154,270)	74,265
Total realized gains (losses) on investments	(48,149)	(10,233)	(87,053)
Federal income tax expense	44,501	9,437	(7,030)
Net realized gains (losses), less amount transferred to IMR	$(92,650)	$(19,670)	$(80,023)

The change in unrealized gains and losses on investments recorded in unassigned surplus is as follows:

	Year Ended December 31, 2023		Year Ended December 31, 2022
	Unrealized Capital Gain (Loss)	Foreign Exchange Unrealized Capital Gain (Loss)	Unrealized Capital Gain (Loss)	Foreign Exchange Unrealized Capital Gain (Loss)
Bonds	$—	$48,753	$8,320	$(4,954)
Common stocks	(27,785)	—	32,856	—
Preferred stocks	(10,131)	—	(10,071)	—
Derivative instruments	232,666	(60,663)	(382,118)	17,408
Other invested assets	(123,426)	—	(112,890)	—
Mortgage loans	(26,044)	13,536	(55,974)	4,188
Total change in unrealized gains and losses	45,280	1,626	(519,877)	16,642
Capital gains tax expense (benefit)	(18,326)	—	99,770	—
Change in unrealized gains and losses, net of taxes	$26,954	$1,626	$(420,107)	$16,642

The Company employs a systematic methodology to evaluate declines in fair values below amortized cost for all investments. The Company evaluates: the ability and intent to hold the investment to maturity, the issuer's overall financial condition, the issuer's credit and financial strength ratings, the issuer's financial performance including earnings trends, dividend payments, and asset quality. A weakening of the general market conditions in the industry or geographic region in which the issuer operates, the length of time in which the fair value of an issuer's securities remains below cost, and with respect to fixed maturity investments, any factors that might raise doubt about the issuer's ability to pay all amounts due according to the contractual terms. The Company applies these factors to all securities, as necessary.

The Company recognized OTTI charges on invested assets of $76,631 and $94,873 during 2023 and 2022, respectively.

As of December 31, 2023, 2022 and 2021, the Company had no loan-backed and structured securities where the present value of cash flows expected to be less than amortized cost.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2023, 2022 and 2021

(Dollars in thousands)

The following is the aggregate amount of unrealized losses and related fair value of impaired loan-backed and structured securities (the fair value is less than cost or amortized cost) for which an other-than-temporary impairment has not been recognized in earnings as a realized loss as of December 31, 2023 and 2022:

	December 31, 2023
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Loan-backed and structured securities	$3,282,840	$(282,416)	$10,190,076	$(900,515)	$13,472,916	$(1,182,931)
	December 31, 2022
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Loan-Backed and Structured Securities	$12,742,033	$(1,184,835)	$1,791,852	$(227,651)	$14,533,885	$(1,412,486)

The Company receives certain amounts of prepayment and acceleration fees as shown below:

General Account
1. Number of CUSIPS	1
2. Aggregate Amount of Investment Income	$73

5.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The fair value hierarchy under SSAP No. 100 prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurement).

The three levels of the fair value hierarchy are described below:

Basis of Fair Value Measurement

Level 1  Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities

Level 2  Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly.

Level 3  Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Summary of Fair Value Methodologies

The following methods and assumptions were used by the Company in estimating fair value for financial instruments:

Bonds, preferred stock and common stock — Fair values are based on quoted market prices. If quoted market prices are not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses, which utilize current interest rates for similar financial instruments having comparable terms and credit. Bonds rated a 6 in accordance with the P&P Manual of the NAIC CMIAO are carried at the lower of amortized cost or fair value.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2023, 2022 and 2021

(Dollars in thousands)

Cash and short-term investments — For these investments, the carrying amounts reported in the Statements of Admitted Assets, Liabilities, Capital and Surplus approximate fair value.

Mortgage loans — The fair value of mortgage loans is estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Derivatives — The Company values the OTC options utilizing the Black-Scholes models implemented in the SunGard derivative system with index marks updated daily. The Company's OTC equity options trade in liquid markets, resulting in calculations that do not involve significant management judgment and valuations that generally can be verified. The Company also compares the derivative valuations to the daily counterparty marks to validate the model outputs. Such instruments are typically classified within Level 2 of the fair value hierarchy maturities.

Policy and contract liabilities — Fair values of the Company's liabilities under contracts not involving significant mortality or morbidity risks (principally, annuities and supplementary contracts) are stated at the cost the Company would incur to extinguish the liability (i.e., the cash surrender value).

Separate accounts — The estimated fair value of assets held in separate accounts is based on quoted market prices. Separate account assets representing contract holder funds are measured at fair value and reported as a summary total in the Statements of Admitted Assets, Liabilities, Capital and Surplus, with an equivalent summary total reported for related liabilities. Based on the level of observable activity, these assets will be measured at level 1.

Financial Instruments Held at Fair Value

As of December 31, 2023 and 2022, the assets carried at fair value were unaffiliated common stock and derivative instruments on a recurring basis. The following table presents, by level within the fair value hierarchy, financial assets and liabilities held at fair value.

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Financial Assets
Common stock	$—	$—	$9,324	$9,324
Options	—	669,703	—	669,703
Swaps	—	19,243	—	19,243
Futures	(4,657)	—	—	(4,657)
Preferred stock	—	—	53,270	53,270
Total assets at fair value	$(4,657)	$688,946	$62,594	$746,883
Financial Liabilities
Derivative liabilities	2,423	21,604		24,027
Total liabilities at fair value	$2,423	$21,604	$—	$24,027
	December 31, 2022
	Level 1	Level 2	Level 3	Total
Financial Assets
Common stock	$635	$—	$269,765	$270,400
Options	—	372,030	—	372,030
Swaps	—	39,383	—	39,383
Futures	21,654	—	—	21,654
Total assets at fair value	$22,289	$411,413	$269,765	$703,467
Financial Liabilities
Derivative liabilities	317	40,680	—	40,997
Total liabilities at fair value	$317	$40,680	$—	$40,997

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2023, 2022 and 2021

(Dollars in thousands)

Transfers into or out of Level 3

Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period.

The Company had $62,594 and $269,765 of Level 3 financial assets or liabilities carried at fair value for the year ended December 31, 2023 and 2022.

	Beginning Balance at 01/01/2023	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) included in Net Income	Total gains and (losses) included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2023
Assets
Common Stock	$269,765	$—		$(2)	$(50,973)	$914	$—	$—	$(210,381)	$9,323
Preferred Stock	—	10,558	$—	3	13,741	29,039	—	(71)		53,270
Total Assets	$269,765	$10,558	$—	$1	$(37,232)	$29,953	$—	$(71)	$(210,381)	$62,593
	Beginning Balance at 01/01/2022	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) included in Net Income	Total gains and (losses) included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2022
Assets
Common Stock	$265,275	$—	$—	$(50,728)	$31,256	$201,738	$—	$—	$(177,776)	$269,765
Total Assets	$265,275	$—	$—	$(50,728)	$31,256	$201,738	$—	$—	$(177,776)	$269,765

Fair Value of All Financial Instruments

The aggregate fair value of the Company's financial instruments and the level within the fair value hierarchy in which the fair value measurements fall, together with the related admitted values, are presented in the following tables. Pursuant to SSAP No. 100R, insurance contracts have been excluded.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2023, 2022 and 2021

(Dollars in thousands)

December 31, 2023	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Not Practicable (carrying value)
Financial Assets
Bonds	$27,062,390	$29,089,001	$24,423	$17,818,154	$9,219,813	—
Common stock	88,749	88,749	—	—	88,749	—
Preferred stock	53,270	53,270	—	—	53,270	—
Other invested assets (excluding derivatives)	1,994,678	1,670,678	381,581	2,153	1,610,944	—
Short-term investments	337,773	334,111	—	21,976	315,797	—
Cash and cash equivalents	2,624,475	2,624,475	2,624,475	—	—	—
Derivative assets	684,290	684,290	(4,863)	689,153	—	—
Mortgage loans	16,864,077	18,261,500	—	—	16,864,077	—
Policy loans	3,605	3,605	—	—	3,605	—
Financial Liabilities
Derivative liabilities	24,027	24,027	2,423	21,604	—	—
December 31, 2022	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Not Practicable (carrying value)
Financial Assets
Bonds	$26,372,944	$28,956,498	$6,145	$16,281,194	$10,085,605	—
Common stock	349,474	349,474	635	—	348,838	—
Preferred stock	27,622	27,559	—	17,065	10,558	—
Other invested assets (excluding derivatives)	2,044,659	1,768,263	422,873	—	1,621,785	—
Short-term investments	290,320	290,438	—	15,804	274,516	—
Cash and cash equivalents	1,654,491	1,654,491	1,654,491	—	—	—
Derivative assets	433,066	462,199	21,654	411,412	—	—
Mortgage loans	14,927,337	16,164,738	—	—	14,927,337	—
Policy loans	3,523	3,523	—	—	3,523	—
Financial Liabilities
Derivative liabilities	40,997	40,997	317	40,680		—

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2023, 2022 and 2021

(Dollars in thousands)

Financial Instruments Held at Carrying Value

The following is the estimated fair values of financial instruments held at carrying values:

	December 31,
	2023		2022
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Assets
Bonds	$29,089,001	$27,062,390	$28,956,498	$26,372,944
Common stock-unaffiliated	88,749	88,749	349,474	349,474
Preferred stocks	53,270	53,270	27,559	27,622
Mortgage loans	18,261,500	16,864,077	16,164,738	14,927,337
Cash, cash equivalents and short-term investments	2,958,586	2,962,248	1,944,929	1,944,811
Other invested assets, excluding derivatives	1,670,678	1,994,678	1,768,263	2,044,659
Policy loans	3,605	3,605	3,523	3,523
Total	$52,125,389	$49,029,017	$49,214,984	$45,670,370

6.  FEDERAL HOME LOAN BANK

The Company is a member of the Federal Home Loan Bank (FHLB) of Indianapolis. Through its membership, the Company has issued funding agreements to the FHLB Indianapolis in exchange for cash advances in the amount of $1,569,051 and $1,594,872 as of December 31, 2023 and 2022, respectively. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts (SSAP No. 52), accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company's strategy to utilize these funds for operations, and any funds obtained from the FHLB Indianapolis for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations (SSAP No. 15), as borrowed money.

The table below indicates the amount of FHLB Indianapolis stock purchased, collateral pledged, assets and liabilities related to the agreement with FHLB Indianapolis.

	December 31, 2023	December 31, 2022
FHLB stock purchased/owned as part of the agreement:
Membership stock — class B	$5,000	$5,000
Activity stock	65,425	66,640
Excess stock	9,000	7,433
Aggregate total	79,425	79,073
Collateral pledged to the FHLB:
As of the reporting date and maximum during the reporting period	2,555,673	2,440,727
Funding capacity currently available	1,628,000	1,619,000
Total reserves related to the funding agreement	1,569,051	1,594,872
Agreement assets and liabilities
General account assets	79,425	79,073
General account liabilities	1,569,051	1,594,872

The Company invested in Class B of membership stock which is not eligible for redemption. The maximum amount of aggregate borrowings from FHLB at any time during 2023 and 2022, the actual or estimated borrowing capacity as determined by the Company in accordance with current and potential acquisitions of FHLB stock, amounts to $1,628,000 and $1,619,000, respectively.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2023, 2022 and 2021

(Dollars in thousands)

7.  FEDERAL INCOME TAXES

Components of Net Deferred Tax Asset/ (Liability)

The net deferred tax asset/liability at December 31, 2023 and 2022 and the change is comprised of the following components:

	December 31, 2023
	Ordinary	Capital	Total
Gross deferred tax assets	$453,245	$48,041	$501,286
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	453,245	48,041	501,286
Deferred tax assets nonadmitted	—	—	—
Subtotal net admitted deferred tax asset	453,245	48,041	501,286
Gross deferred tax liabilities	173,677	17,132	190,809
Net admitted deferred tax asset / (liability)	$279,568	$30,909	$310,477
	December 31, 2022
	Ordinary	Capital	Total
Gross deferred tax assets	$333,951	$59,416	$393,367
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	333,951	59,416	393,367
Deferred tax assets nonadmitted	—	—	—
Subtotal net admitted deferred tax asset	333,951	59,416	393,367
Gross deferred tax liabilities	182,860	49,272	232,132
Net admitted deferred tax asset / (liability)	$151,091	$10,144	$161,235
	Change
	Ordinary	Capital	Total
Gross deferred tax assets	$119,294	$(11,375)	$107,919
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	119,294	(11,375)	107,919
Deferred tax assets nonadmitted	—	—	—
Subtotal net admitted deferred tax asset	119,294	(11,375)	107,919
Gross deferred tax liabilities	(9,183)	(32,140)	(41,323)
Net admitted deferred tax asset / (liability)	$128,476	$20,765	$149,242

The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which the temporary differences are deductible and prior to the expiration of capital loss, net operating loss, and tax credit carryforwards. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carryback and carryforward periods), projected taxable income, and tax planning strategies in making this assessment. Management believes it is more likely than not that all deferred tax assets will be realized based on projected taxable income and available tax planning strategies.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2023, 2022 and 2021

(Dollars in thousands)

Components of Admission Calculation

The admission calculation components under SSAP No. 101 are as follows:

	December 31, 2023
	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized (excluding threshold limitation)	281,538	32,558	314,096
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	281,538	32,558	314,096
Adjusted gross deferred tax assets allowed per limitation	—	—	381,063
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from above) offset by gross deferred tax liabilities	171,708	15,483	187,191
Deferred tax assets admitted as the result of application of SSAP No. 101	$453,246	$48,041	$501,287
	December 31, 2022
	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized (excluding threshold limitation)	152,158	26,790	178,948
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	152,158	26,790	178,948
Adjusted gross deferred tax assets allowed per limitation	—	—	377,209
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from above) offset by gross deferred tax liabilities	181,793	32,627	214,420
Deferred tax assets admitted as the result of application of SSAP No. 101	$333,951	$59,416	$393,367
	Change
	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized (excluding threshold limitation)	129,380	5,768	135,148
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	129,380	5,768	135,148
Adjusted gross deferred tax assets allowed per limitation	—	—	3,854
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from above) offset by gross deferred tax liabilities	(10,085)	(17,144)	(27,229)
Deferred tax assets admitted as the result of application of SSAP No. 101	$119,295	$(11,375)	$107,920

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2023, 2022 and 2021

(Dollars in thousands)

Other Admissibility Criteria

	December 31,
	2023	2022
Ratio Percentage Used To Determine Recovery Period	752.19%	734%
Ratio percentage used to determine recovery period and threshold limitation amount	$3,289,585	$2,905,627

Impact of Tax Planning Strategies

	December 31, 2023
	Ordinary	Capital	Total
Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage
Adjusted gross DTAs	$453,245	$48,041	$501,286
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	30%	68%	33%
Net admitted adjusted gross DTAs	453,245	48,041	501,286
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	30%	68%	33%
	December 31, 2022
	Ordinary	Capital	Total
Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage
Adjusted gross DTAs	$333,951	$59,416	$393,367
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	28%	100%	39%
Net admitted adjusted gross DTAs	333,951	59,416	393,367
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	13%	45%	18%
	Change
	Ordinary	Capital	Total
Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage
Adjusted gross DTAs	$119,294	$(11,375)	$107,919
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	1%	–32%	–6%
Net admitted adjusted gross DTAs	119,294	(11,375)	107,919
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	17%	23%	15%

There are no temporary differences for which deferred tax liabilities are not recognized.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2023, 2022 and 2021

(Dollars in thousands)

Current Tax Expense and Change in Deferred Tax

Current income taxes incurred consist of the following categories:

	2023	2022	Change
Federal income tax expense (benefit) on operations	$100,448	$220,005	$(119,557)
Federal income tax on net capital gains	44,501	9,437	35,064
Current year income tax expense	$144,949	$229,442	$(84,493)

The main components of the deferred tax amounts from book/tax differences are as follows:

	December 31
	2023	2022	Change
Deferred tax assets
Policyholder reserves	$287,280	$185,542	$101,738
Investments	17,190	36,180	(18,990)
Deferred acquisition costs	128,688	108,970	19,718
Tax credit carryforward	—	—	—
Receivables — nonadmitted	11,540	—	11,540
Other	8,547	3,260	5,287
	453,245	333,951	119,294
Nonadmitted	—	—	—
Admitted ordinary deferred tax asset	453,245	333,951	119,295
Capital	48,041	59,416	(11,375)
Nonadmitted	—	—	—
Admitted capital deferred tax asset	48,041	59,416	(11,375)
Admitted deferred tax asset	$501,286	$393,367	$107,919
Deferred tax liabilities
Investments	$143,957	$139,907	$4,050
Deferred and uncollected premiums	2,340	3,521	(1,181)
Policyholder reserves	27,380	39,431	(12,051)
	173,677	182,860	(9,183)
Capital	17,132	49,272	(32,140)
Deferred tax liabilities	190,809	232,132	(41,323)
Net deferred tax assets	$310,477	$161,235	$149,242

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2023, 2022 and 2021

(Dollars in thousands)

The change in deferred income taxes reported in surplus before consideration of non-admitted assets is comprised of the following components:

	December 31, 2023				December 31, 2022
	Ordinary	Capital	Total	Ordinary	Capital	Total	Change
Total deferred tax assets (admitted and nonadmitted)	$453,245	$48,041	$501,286	$333,951	$59,416	$393,367	$107,919
Total deferred tax liabilities	(173,677)	(17,132)	(190,809)	(182,860)	(49,272)	(232,132)	41,323
Net deferred tax assets/ (liabilities)	$279,568	$30,909	$310,477	$151,091	$10,144	$161,235	$149,242
Tax effect of unrealized (gain) / losses							18,326
Tax effect of balance sheet only adjustments							(34,501)
Change in net deferred income tax							$133,067

Reconciliation of Federal Income Tax Rate to Actual Rate

The significant items causing a difference between the statutory federal income tax rate and the Company's effective income tax rate are as follows:

	December 31, 2023
	Amount	Tax Effect	Effective Rate
Provision computed at statutory rate	$142,975	$30,025	21.0%
Amortization of interest maintenance reserve	12,167	2,555	1.8%
Prior Period Adjustment	(20,067)	(4,214)	(2.9)%
Other permanent adjustments	(19,819)	(4,162)	(2.9)%
Tax on non-admitted assets	(47,290)	(9,931)	(6.9)%
Prior year true-up	(452)	(95)	(0.1)%
Prior year tax returns adjustments	(7,519)	(1,579)	(1.1)%
Tax credits	9,319	1,957	1.4%
DREs	(371)	(78)	(0.1)%
Ceding commissions	(1,633)	(343)	(0.2)%
Nontaxable income	(10,733)	(2,254)	(1.6)%
Total income taxes	$56,577	$11,881	8.3%
Federal income tax expense		100,448	70.3%
Realized capital gains (losses) tax		44,501	31.1%
Change in net deferred income taxes		(133,067)	(93.1)%
Total federal income taxes		$11,882	8.3%

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2023, 2022 and 2021

(Dollars in thousands)

	December 31, 2022
	Amount	Tax Effect	Effective Rate
Provision computed at statutory rate	$697,832	$146,545	21.0%
Amortization of interest maintenance reserve	(129,734)	(27,244)	(3.9)%
FTC	300	63	—%
Nondeductible expenses	898	188	—%
Other permanent adjustments	(13,769)	(2,891)	(0.4)%
Tax on non-admitted assets	6,890	1,447	0.2%
Prior year true-up	102	21	—%
Prior year tax returns adjustments	9,830	2,064	0.3%
Tax credits	(8,766)	(1,841)	(0.3)%
Partnership investments	(89,785)	(18,855)	(2.7)%
Ceding commissions	(1,635)	(343)	—%
Dividends received deduction	(5,500)	(1,155)	(0.2)%
Nontaxable income	(10,747)	(2,257)	(0.3)%
Total income taxes	$455,916	$95,742	13.7%
Federal income tax expense		220,005	31.5%
Realized capital gains (losses) tax		9,437	1.4%
Change in net deferred income taxes		(133,700)	(19.2)%
Total federal income taxes		$95,742	13.7%

As a result of tax reform ("Tax Cuts and Jobs Act, effective in 2018") the Company can no longer carry back future net operating losses (capital losses are still eligible for carry back), therefore there are no available taxes for recoupment.

At December 31, 2023, the Company had no operating loss, capital loss, foreign tax credit or any business credit carry-forwards. At December 31, 2023, the Company had no deposits admitted under IRC Section 6603.

The Company will file in a consolidated life/non-life federal income tax return with its parent, Global Atlantic (Fin) Company, and its affiliates. The Company is a party to a written agreement, approved by the Company's Board of Directors, which sets forth the manner in which the total combined federal income tax is allocated to each entity within the consolidated group.

The IRS routinely audits the Company's federal income tax returns, and when appropriate, provisions are made in the financial statements in anticipation of the results of these audits. The Company believes that its income tax filing positions and deductions will be sustained on audit, and does not anticipate any adjustments that will result in a material, adverse effect on the Company's financial condition, results of operations, or cash flow. Therefore, no reasonable estimate can be made for tax loss contingencies and none has been recorded.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits as a component of its income tax provision. As of December 31, 2023 and 2022, the Company has no amounts accrued for the payment of interest and penalties, which does not include the federal tax benefit of interest deductions, where applicable. The Company had no unrecognized tax benefits as of December 31, 2023 and 2022.

The Company files income tax returns in the U.S. federal jurisdiction and various state and local jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2018. The Company has no tax positions for which it believes it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months.

In June 2007, the Financial Accounting Standard Board (FASB) issued FASB interpretation (FIN) No. 48, According for Uncertainty in Income Taxes (FIN No. 48). The NAIC is still evaluating the applicability of FIN No. 48 to Statutory Financial Reporting. The Company continues to recognize tax benefits and related reserves in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets (SSAP No. 5R). The Company believes that its income tax filing positions and deductions will be sustained in audit, and does not anticipate any adjustments that will results in a material, adverse effect

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2023, 2022 and 2021

(Dollars in thousands)

on the Company's financial condition, results of operations, or cash flow. Therefore, no contingent tax liabilities have been recorded pursuant to SSAP No. 5R as modified by SSAP No. 101.

In December, 2022, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 9 — Subsequent Events and SSAP No. 101 — Income Taxes which include outlines to the new corporate alternative minimum tax (CAMT) for tax years beginning after third quarter 2022 through first quarter 2023. This guidance also provides subsequent event exceptions. The Company has determined that they do not expect to be subject to the CAMT in 2023.

8.  REINSURANCE

The Company seeks to diversify risk and limit its overall financial exposure by reinsuring certain levels of risk in various areas of exposure through acquisition and cessions with other insurance companies or reinsurers. In addition, consistent with the overall business strategy, the Company assumes certain policy risks written by other insurance companies on a coinsurance basis and modified coinsurance basis. Under a coinsurance arrangement, depending upon the terms of the contract, the reinsurer may share in the risk of loss due to mortality or morbidity, lapses, and the investment risk, if any, inherent in the underlying policy. Modified coinsurance and funds withheld coinsurance differ from coinsurance in that the ceding company retains the assets supporting the reserves while the risk is transferred to the reinsurer.

The Company assumes certain preneed life insurance policies from one non-affiliated company. This block of assumed business is in run-off. As of December 31, 2023 and 2022, FLIC assumed $19,400 and $20,761 of reserves. The Company accounts for its assumed reinsurance business on a basis consistent with those used in accounting for the original policies issued.

The Company assumes on a modified coinsurance (Modco) basis certain preneed life insurance policies from one non-affiliated company. This block of assumed business is in run-off. As of December 31, 2023 and 2022, FLIC assumed $230,646 and $243,028 of Modco reserves. The Company accounts for its assumed reinsurance business on a basis consistent with those used in accounting for the original policies issued.

Effective April 1, 2017, the Company entered into a reinsurance agreement with its affiliate, Global Atlantic Re Limited (GA Re), whereby the Company ceded a portion (approximately 45%) of its annuity and preneed business on a funds withheld basis. As a result of the transaction, the Company ceded $8,535,000 in reserves to GA Re and continues to cede annuity and preneed business to GA Re on an ongoing quota share basis. Effective April 2, 2018, the Company moved 50% of the funds withheld assets to a coinsurance arrangement. Total reserves and funds withheld ceded to GA Re under this reinsurance agreement were $22,228,016 and $11,169,537, respectively, at December 31, 2023 and $20,282,692 and $10,231,204, respectively, at December 31, 2022.

Reinsurance assumed for the years ended December 31, is as follows:

	December 31,
	2023	2022	2021
Reinsurance premiums assumed — non-affiliated	$382	$739	$912
Reserves assumed — non-affiliated	19,400	20,761	22,437
Modco reserves assumed — non-affiliated	230,646	243,028	285,071

Reinsurance ceded for years ended December 31, is as follows:

	December 31,
	2023	2022	2021
Reinsurance premiums ceded — affiliated	$4,910,069	$4,199,022	$3,435,786
Reinsurance premiums ceded — non-affiliated	19,198	21,722	24,657
Reserves ceded — affiliated	22,459,709	20,469,475	18,647,214
Modco reserves ceded — affiliated	2,419,343	2,532,871	3,335,143
Contract claims unpaid ceded — affiliated	6,123	7,212	3,498
Contract claims unpaid ceded — non-affiliated	1,413	1,686	1,889

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2023, 2022 and 2021

(Dollars in thousands)

The effects of reinsurance premiums for the years ended December 31, were as follows:

	December 31,
	2023	2022	2021
Direct	$11,427,886	$9,715,787	$8,006,893
Reinsurance assumed — non-affiliated	382	739	912
Less: Reinsurance ceded — affiliated	4,910,069	4,199,022	3,435,786
Less: Reinsurance ceded — non-affiliated	19,198	21,722	24,657
Net premiums	$6,499,001	$5,495,782	$4,547,362

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by ceding certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on the Company's review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound and there was no allowance for uncollectible amounts as of December 31, 2023 and 2022.

9.  PREMIUMS AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums represent annual or fractional premiums, either due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full life insurance premium for the current policy year has been collected. Gross premiums as represented below are net of reinsurance. Loading is the amount added to premiums to cover operating expenses. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest.

As of December 31, 2023 and 2022, the Company had deferred and uncollected life insurance premiums (excluding accident and health) as follows:

	Year ended December 31,
	2023					2022
	Gross	Loading	Net	Non- Admitted	Net Admitted	Gross	Loading	Net	Non- Admitted	Net Admitted
Ordinary new business	$2,395	$1,220	$1,175	$—	$1,175	$2,230	$1,141	$1,089	$—	$1,089
Ordinary renewal business	3,865	1,341	2,524	—	2,524	3,280	1,020	2,260	—	2,260
Group life	14,761	7,316	7,445	—	7,445	14,514	7,275	7,239	—	7,239
Total	$21,021	$9,877	$11,144	$—	$11,144	$20,024	$9,436	$10,588	$—	$10,588

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2023, 2022 and 2021

(Dollars in thousands)

10.  ANNUITY RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

As of December 31, 2023, the Company's annuity reserves, supplementary contract reserves and deposit liabilities that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

Individual Annuities:

	Year Ended December 31, 2023
	General Account	Separate Account without Guarantees	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$21,171,756	$143,639	$21,315,395	42.4%
At book value less current surrender charge of 5% or more	20,707,803	27,775	20,735,578	41.3%
Total with adjustment or at fair value	41,879,559	171,414	42,050,973	83.7%
At book value without adjustment (minimal or no charge adjustment)	5,854,328	2,160,921	8,015,250	16.0%
Not subject to discretionary withdrawal:	179,399	—	179,399	0.4%
Total (gross)	47,913,286	2,332,335	50,245,621	100.0%
Less: reinsurance ceded	(20,578,846)	—	(20,578,846)
Total (net)	$27,334,440	$2,332,335	$29,666,775

Group Annuities:

	General Account	Separate Account without Guarantees	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$345,619	$—	$345,619	19.6%
At book value less current surrender charge of 5% or more	1,169,820	—	1,169,820	66.3%
Total with adjustment or at fair value	1,515,439	—	1,515,439	85.9%
At book value without adjustment (minimal or no charge adjustment)	248,104	—	248,104	14.1%
Not subject to discretionary withdrawal:	—	—	—	—%
Total (gross)	1,763,543	—	1,763,543	100.0%
Less: reinsurance ceded	(687,607)	—	(687,607)
Total (net)	$1,075,936	$—	$1,075,936

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2023, 2022 and 2021

(Dollars in thousands)

Total Deposit-type Contracts:

	General Account	Separate Account without Guarantees	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—%
Total with adjustment or at fair value	—	—	—	—%
At book value without adjustment (minimal or no charge adjustment)	—	—	—	—%
Not subject to discretionary withdrawal:	6,754,617	—	6,754,617	100.0%
Total (gross)	6,754,617	—	6,754,617	100.0%
Less: reinsurance ceded	(4,770)	—	(4,770)
Total (net)	$6,749,847	$—	$6,749,847

	Year Ended December 31, 2023
	General Account	Separate Account without Guarantees	Total
Reconciliaton of total annuity actuarial reserves and deposit fund liabilities amounts:
Life, accident & health, and supplemental contracts with life contingencies	$35,160,225	$—	$35,160,225
Separate Accounts	—	2,332,335	2,332,335
Total annuity actuarial reserves and deposit liabilites	35,160,225	2,332,335	37,492,560

As of December 31, 2023, the Company's life reserves, that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

	Year Ended December 31, 2023
	General Account
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Other permanent cash value life insurance	$—	$2,515,067	$2,622,902
Miscellaneous reserves	—	—	18,182
Total (gross)	—	2,515,067	2,641,084
Less: reinsurance ceded	—	(1,131,780)	(1,188,488)
Total (net)	$—	$1,383,287	$1,452,596
	Year Ended December 31, 2023
	General Account	Separate Account without Guarantees	Total
Reconciliation of total life & accident & health reserves:
Life insurance reserves	$1,442,593	$—	$1,442,593
Accidental death benefit reserves	1	—	1
Disabled lives reserves	2	—	2
Miscellaneous reserves	10,000	—	10,000
Total life and accident & health reserves	1,452,596	—	1,452,596

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2023, 2022 and 2021

(Dollars in thousands)

As of December 31, 2022, the Company's annuity reserves, supplementary contract reserves and deposit liabilities that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

Individual Annuities:

	Year Ended December 31, 2022
	General Account	Separate Account without Guarantees	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$18,774,394	$28,251	$18,802,645	41.5%
At book value less current surrender charge of 5% or more	18,129,056	56,575	18,185,631	40.1%
Total with adjustment or at fair value	36,903,450	84,826	36,988,276	81.6%
At book value without adjustment (minimal or no charge adjustment)	5,970,933	2,233,268	8,204,201	18.1%
Not subject to discretionary withdrawal:	150,711	—	150,711	0.3%
Total (gross)	43,025,094	2,318,094	45,343,188	100.0%
Less: reinsurance ceded	(18,464,334)	—	(18,464,334)
Total (net)	$24,560,760	$2,318,094	$26,878,854

Group Annuities:

	General Account	Separate Account without Guarantees	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$323,275	$—	$323,275	16.0%
At book value less current surrender charge of 5% or more	1,430,211	—	1,430,211	70.6%
Total with adjustment or at fair value	1,753,486	—	1,753,486	86.6%
At book value without adjustment (minimal or no charge adjustment)	270,887	—	270,887	13.4%
Not subject to discretionary withdrawal:	—	—	—	—%
Total (gross)	2,024,373	—	2,024,373	100.0%
Less: reinsurance ceded	(821,668)	—	(821,668)
Total (net)	$1,202,705	$—	$1,202,705

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2023, 2022 and 2021

(Dollars in thousands)

Total Deposit-type Contracts:

	General Account	Separate Account without Guarantees	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—%
Total with adjustment or at fair value	—	—	—	—%
At book value without adjustment (minimal or no charge adjustment)	—	—	—	—%
Not subject to discretionary withdrawal:	7,372,256	—	7,372,256	100.0%
Total (gross)	7,372,256	—	7,372,256	100.0%
Less: reinsurance ceded	(3,127)	—	(3,127)
Total (net)	$7,369,129	$—	$7,369,129

	Year Ended December 31, 2022
	General Account	Separate Account without Guarantees	Total
Reconciliation of total annuity actuarial reserves and deposit fund liabilities amounts:
Life, accident & health, and supplemental contracts with life contingencies	$33,132,594	$—	$33,132,594
Separate Accounts	—	2,289,843	2,289,843
Total annuity actuarial reserves and deposit liabilities	33,132,594	2,289,843	35,422,436

As of December 31, 2022, the Company's life reserves, that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

	Year Ended December 31, 2022
	General Account
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Other permanent cash value life insurance	$—	$2,488,771	$2,598,991
Miscellaneous reserves	—	—	24,000
Total (gross)	—	2,488,771	2,622,991
Less: reinsurance ceded	—	(1,119,947)	(1,180,346)
Total (net)	$—	$1,368,824	$1,442,645
	Year Ended December 31, 2022
	General Account	Separate Account without Guarantees	Total
Reconciliation of total life & accident & health reserves:
Life insurance reserves	$1,429,442	$—	$1,429,442
Accidental death benefit reserves	1	—	1
Disabled lives reserves	2	—	2
Miscellaneous reserves	13,200	—	13,200
Total life and accident & health reserves	1,442,645	—	1,442,645

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2023, 2022 and 2021

(Dollars in thousands)

11.  CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

The maximum amount of ordinary dividends that can be paid during a 12-month period by life insurance companies domiciled in Indiana, without prior approval of the Insurance Commissioner, is the greater of 10% of capital and surplus (excluding special unassigned funds) on the most recent preceding annual statement or the net gain from operations on the most recent preceding annual statement. Likewise, a dividend from any source of money other than earned surplus / unassigned funds must be approved before the dividend is paid. The maximum ordinary dividend the Company can pay in 2024 is $285,090.

On December 26, 2023, the Company received a $100,000 cash contribution from Commonwealth Annuity

On December 27, 2022, the Company received a $100,000 cash contribution from Commonwealth Annuity.

On December 10, 2021, the Company received a $375,000 cash contribution from Commonwealth Annuity.

The Company's unassigned surplus was impacted by each item below as follows:

	December 31,
	2023	2022	2021
Unrealized gains (losses)	$102,903	$75,949	$496,056
Nonadmitted asset values	(47,289)	6,889	(11,525)
Asset valuation reserves	(438,686)	(390,901)	(380,522)

The Company must meet minimum capital and surplus requirements under a risk-based capital (RBC formula). RBC is the standard measurement of an insurance company's required capital on a statutory basis. It is based on a formula calculated by applying factors to various assets, premium, and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Regulatory action is tied to the amount of a company's surplus deficit under the RBC formula. Total adjusted capital for life insurance companies is defined as statutory capital and surplus, plus asset valuation reserve plus subsidiary asset valuation reserves, plus 50% of dividends apportioned for payment, plus 50% of subsidiary dividends apportioned for payment, and was $3,289,585 at December 31, 2023.

12.  RELATED PARTY TRANSACTIONS

Service Agreements

The Company and its subsidiaries entered into a Service and Expense Agreement with Global Atlantic Financial Group Limited (GAFG) under which GAFG and affiliates agreed to provide personnel, management services, administrative support, the use of facilities and such other services as the parties may agree to from time to time. The agreement was filed with the Insurance department of the State of Indiana. The Company recognized $314,386, $270,433, and $262,719 in intercompany charges for 2023, 2022, and 2021 respectively.

On February 1 2021, the Company entered into an investment management agreement with Kohlberg Kravis Roberts & Co. L.P., a Delaware limited partnership and KKR subsidiary. The Company recorded expenses for these agreements of $141,023 and 121,435 as of December 31, 2023 and 2022, respectively.

Affiliated Investments

In 2022, the NAIC clarified that certain investments which are originated, sponsored or managed by affiliated entities shall be reported as affiliated investments even if the underlying assets are unrelated third party investments with no credit exposure to affiliates. The Company holds investments of this type, which are included in total affiliated invested assets listed below:

	December 31,
	2023	2022
Bonds	$8,843,184	$9,890,731
Mortgages	2,103,568	1,908,424
Common Stocks	—	208,615
Other Invested Assets	1,015,844	631,124
	$11,962,596	$12,638,893

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2023, 2022 and 2021

(Dollars in thousands)

On March 3, 2022, the Company Committed to purchase $1,130,600 of notes from Lightning 2022-1 Financing L.P. ("Lightning"), and Thunderbird 2022-1 Financing L.P. ("Thunderbird"), entities which are indirectly under the control of KKR. $13,195 of the commitment was syndicated to a non-affiliate, reducing the Company's commitment to $1,117. As of December 31, 2023, the Company had funded $724,166 of its commitment.

On July 12, 2021, the Company entered into a Credit Agreement with Bobcat Funded 2021-A Financing L.P., an affiliated entity, in which the Company committed to make investments in an aggregate total of $225,000 to Bobcat Funded 2021-A Financing L.P. The Company and Bobcat Funded 2021-A Financing L.P. are both indirect subsidiaries of KKR & Co. Inc., the Company's ultimate controlling person. As of December 31, 2023, there was $166,582 of outstanding investments.

On July 12, 2021, the Company entered into a Credit Agreement with Husky Funded 2021-A Financing L.P., an affiliated entity, in which the Company committed to make investments in an aggregate total of $321,000 to Husky Funded 2021-A Financing L.P. The Company and Husky Funded 2021-A Financing L.P. are both indirect subsidiaries of KKR & Co. Inc., the Company's ultimate controlling person. As of December 31, 2023, there was $335,669 of outstanding investments.

On April 6, 2021, the Company entered into a Master Loan and Security Agreement (the "Master Loan Agreement") with KKR Corporate Lending (DE) LLC ("KKR Corporate Lending") and KKR Loan Administration Services LLC. The Master Loan Agreement allows for the Company to make term loans to KKR Corporate Lending with an aggregate principal amount limited to $750,000 outstanding at any one time. On April 6, 2021, the Company issued an initial note to KKR Corporate Lending pursuant to the Agreement in the amount of $450,450. As of December 31, 2023, there was $310,000 of outstanding investments.

Payable/Receivable from Affiliates

The Company reported a net receivable to parent, subsidiaries and affiliates of $2,075 as of December 31, 2023. The Company reported a net payable to parent, subsidiaries and affiliates of $17,576 as of December 31, 2022. All intercompany balances shown as payable to or from parent, subsidiaries and affiliates are settled within 30 days of their incurrence under the terms of the intercompany expense sharing agreements.

The Company has funds withheld agreements with related parties, described in footnote 8 — Reinsurance. Amounts due to affiliates related to funds withheld agreements were $56,672 and $37,296 for the year ended December 31, 2023 and December 31, 2022, respectively. Amounts due from affiliates related to funds withheld agreements were $49,067 and $18,004 for the year ended December 31, 2023 and December 31, 2022, respectively. All intercompany balances related to funds withheld agreements are settled in the subsequent quarter.

13.  COMMITMENTS AND CONTINGENCIES

Litigation

The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business.

Given the inherent difficulty of predicting the outcome of the Company's litigation and regulatory matters, particularly in cases or proceedings in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses, or ranges of losses, for cases or proceedings where there is only a reasonable possibility that a loss may be incurred.

In connection with a cybersecurity incident on May 29, 2023, related to services provided to several companies by Pension Benefits Information LLC, and its use of MOVEit software ("PBI/MOVEit Incident"), The Global Atlantic Financial Group LLC or some of its affiliates have received a total of five putative class action complaints alleging failure to properly secure and safeguard customers' sensitive information. Four cases originated in United States District Court for the Southern District of New York: Clancy, Michael v. The Global Atlantic Financial Group LLC (1:23-cv-07975) filed September 8, 2023, Guzman, Marcelina v. The Global Atlantic Financial Group LLC (1:23-cv-08150) filed September 14, 2023, and Hendrix, Eudoice v. Global Atlantic Financial Company, Accordia Life and Annuity Company, Commonwealth Annuity and Life Insurance Company, First Allmerica Financial Life Insurance Company and Forethought Life Insurance Company (1:23-cv-08058) filed September 12, 2023, and Bernstein, Michael v. The Global Atlantic Financial Group LLC (1:23-cv-9868) filed in New York state court September 15, 2023. A fifth case was filed in the United States District Court for the Southern District of Indiana, but subsequently was voluntarily dismissed: Hansa v. Forethought Life Insurance Company, Global Atlantic Insurance Network LLC, and The Global Atlantic Financial Group LLC (1:23-cv-01549) filed August 28, 2023. The Company

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2023, 2022 and 2021

(Dollars in thousands)

itself is currently a party only in the Hendrix case. A judicial panel consolidated certain PBI/MOVEit Incident-related litigation in an MDL and transferred the cases to the District of Massachusetts, before Judge Allison Burroughs. This order applies to all matters against The Global Atlantic Financial Group LLC and its affiliates.

However, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on its financial position or results of operations.

Assessments

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential impact of any such future assessments or voluntary payments.

Commitments

The Company has an operational servicing agreement with a third party administrator for contract / policy administration. As of December 31, 2023, the purchase commitments relating to the agreement with the third party administrator were as follows:

2024	$15,075
2025	11,696
2026	5,828
2027	—
2028	—
2029 and thereafter	—
Total	$32,599

The Company has funding commitments subsequent to December 31, 2023 for the following:

Commercial mortgage loans and other lending facilities	$1,161,479
Private equities	470
LIHTC partnerships	268
Limited partnerships	310

14.  SUBSEQUENT EVENTS

The Company has evaluated subsequent events from December 31, 2023 through March 25, 2024, the date that these financial statements were available to be issued, and determined that there are no Type — I Recognized or Type — II, Non Recognized subsequent events.

On November 28, 2023, the Company's ultimate parent company, TGAFG, entered into an agreement pursuant to which KKR agreed to acquire the remaining equity interest in Global Atlantic that KKR did not already own. Following the closing of this transaction on January 2, 2024, TGAFG and its subsidiaries are wholly-owned subsidiaries of KKR. KKR is the ultimate controlling person of the Company.

15.  COMPOSITION OF OTHER ASSETS, LIABILITIES, INCOME AND EXPENSES

Other assets consist of the following:

	December 31,
	2023	2022
Guaranty funds	$432	$588
Intercompany receivable	2,075	—
Other miscellaneous assets	—	(63)
Total other assets	$2,507	$525

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2023, 2022 and 2021

(Dollars in thousands)

Other liabilities consist of the following:

	December 31,
	2023	2022
Payable for securities	$142,803	$8,002
Derivative collateral	537,830	264,410
Remittances and items not allocated	314,410	1,003,836
Commission payables	11,148	37,401
Derivatives	24,028	40,997
Bond repurchase agreement	1,318,432	798,932
Other miscellaneous liabilities	44,535	56,350
Total other liabilities	$2,393,186	$2,209,928

Other income consists of the following:

	December 31,
	2023	2022	2021
IMR adjustment on ceded gains (losses)	$5,160	$(33,432)	$16,918
Other income on reinsurance ceded	(21,891)	30,835	(8,976)
Other miscellaneous income	(77)	(20)	(87)
Total other income	$(16,808)	$(2,617)	$7,855

Other expenses consist of the following:

	December 31,
	2023	2022	2021
Funds withheld net investment income ceded	$457,632	$338,961	$338,695
Funds withheld policy loan interest	136	143	160
FwH futures realized/unrealized (gains)/losses	(57,113)	(228,855)	(131,203)
Miscellaneous expense	1,208	1,155	1,260
Total other expenses	$401,863	$111,404	$208,912

16.  SEPARATE ACCOUNTS

The Company utilizes separate accounts to record and account for assets and liabilities for variable annuity transactions. In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

As of December 31, 2023 and 2022, the Company's separate account statement included legally insulated assets of $2,197,646 and $2,307,852 respectively.

The assets legally insulated from the general account as of December 31, 2023 are attributed to the following products/transactions:

Product/Transaction	Legally Insulated Assets	Separate Account Assets (Not Legally Insulated)
ForeRetirement Variable Annuity	$2,191,636	$—
Huntington ForeRetirement Variable Annuity	6,010	—
Forethought Variable Interest Trust	—	144,682
Total	$2,197,646	$144,682

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2023, 2022 and 2021

(Dollars in thousands)

Separate account assets held by the Company relate to individual variable annuities of a nonguaranteed nature. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. Some variable annuities provide an incidental death benefit equal to the greater of the highest contract value on a certain date or premium paid and/or a lifetime withdrawal benefit as a portion of highest contract value on a certain date.

The maximum amount associated with death benefit guarantees for 2023 was $328,511 with associated risk charges paid by the separate account to compensate for these risks of $13,802. The maximum amount associated with withdrawal benefit guarantees for 2023 was $999,962 with associated risk charges paid by the separate account of $42,885.

The maximum amount associated with death benefit guarantees for 2022 was $313,436 with associated risk charges paid by the separate account to compensate for these risks of $14,637. The maximum amount associated with withdrawal benefit guarantees for 2022 was $1,089,023 with associated risk charges paid by the separate account of $40,632.

The maximum amount associated with death benefit guarantees for 2021 was $94,704 with associated risk charges paid by the separate account to compensate for these risks of $15,492. The maximum amount associated with withdrawal benefit guarantees for 2021 was $519,263 with associated risk charges paid by the separate account of $42,494.

The maximum amount associated with death benefit guarantees for 2020 was $104,543 with associated risk charges paid by the separate account to compensate for these risks of $16,157. The maximum amount associated with withdrawal benefit guarantees for 2020 was $582,285 with associated risk charges paid by the separate account of $43,245.

Information regarding the Separate Accounts of the Company as of December 31, 2023 and 2022 is as follows:

	Non-Guaranteed Separate Accounts
	2023	2022
Premiums, considerations or deposits	$111,962	$36,663
Reserves for accounts with assets at:
Fair value	2,332,335	2,318,093
By withdrawal characteristics
With market value adjustment	143,639	28,251
At book value without market value adjustment and with current surrender charge of 5% or more	27,775	56,574
At book value without market value adjustment and with current surrender charge of less than 5%	2,160,921	2,233,268
Total	$2,332,335	$2,318,093

Reconciliation of net transfers to / (from) separate accounts as reported in the Statements of Operations for the year ended December 31, 2023, December 31, 2022, and December 31, 2021 is as follows:

	2023	2022	2021
Transfers to separate accounts	$140,544	$68,677	$133,744
Transfers from separate accounts	304,425	264,527	397,253
Net transfers from separate accounts	$(163,881)	$(195,850)	$(263,509)
Reconciling adjustments:
Reinsurance	270,003	223,645	263,509
Transfers as reported in the Statements of Operations	$106,122	$27,795	$—

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2023, 2022 and 2021

(Dollars in thousands)

17.  RECONCILIATION TO ANNUAL STATEMENT

Subsequent to the filing of the Company's Annual Statement in February 2023 and prior to the issuance of the Company's audited financial statements as of and for the year ended December 31, 2022, the Company identified and reclassified balances related to the cash flows which effectively increased mortgage loans foreign exchange in book value and policies in good order reclassifications. A summary reconciliation of the Annual Statement balances to the audited financial statements is as follows:

	Net cash from operations	Net cash from investments	Net cash from financing	Net change in cash
As reported in the 2022 annual statement	$3,041,180	$(5,523,356)	$3,811,500	$1,329,324
2022 Adjustments:
Mortgage loans foreign exchange change in book value reclassification	$2,878	$—	$(2,878)	$—
Policies in good order reclassification	$25,000	$—	$(25,000)	$—
Total	$3,069,058	$(5,523,356)	$3,783,622	$1,329,324

Supplementary Information

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2023

(Dollars in thousands)

Investment income earned
Bonds, term notes and loans	$1,499,699
Preferred stocks (unaffiliated)	539
Preferred stocks (affiliated)	873
Common stocks (unaffiliated)	5,396
Common stocks (affiliated)	392
Mortgage loans	954,393
Premium notes, policy loans and liens	302
Short-term investments	52,092
Other invested assets	269,413
Derivative instruments	(4,595)
Gross investment income	$2,778,504
Other long term assets — statement value	$1,670,678
Bonds and Short-Term Investments by Maturity and Class by Maturity (weighted based on future cashflows) — Statement Value
Due within one year or less	$2,275,610
Over 1 year through 5 years	8,856,744
Over 5 years through 10 years	5,169,786
Over 10 years through 20 years	7,848,200
Over 20 years	5,270,638
Total by maturity	$29,420,978
by Class — Statement Value
Class 1	$20,777,822
Class 2	7,237,986
Class 3	780,359
Class 4	473,127
Class 5	129,390
Class 6	22,294
Total by class	$29,420,978
Total bonds publicly traded	$9,663,845
Total bonds privately placed	19,757,133
Total	$29,420,978
Mortgage loans on real estate by standing (book value including nonadmitted portion):
Commercial mortgages	$11,393,028
Residental mortgages	6,868,472
Total	$18,261,500
Mortgage loans on real estate by by standing (book value):
Good standing	$18,008,392
Interest overdue more than 90 days, not in foreclosure	77,503
Mortgage loans in the process of foreclosure	175,605
Total	$18,261,500
Collateral loans	$132,632
Stock of parents, subsidiaries, and affiliates (book value including nonadmitted portion) — bonds	$—
Preferred stocks — statement value	$53,270
Common stocks — market value	$88,749
Options, Caps & Floors Owned — Statement Value	$666,183

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2023

(Dollars in thousands)

Short-term investments — book value:	$334,111
Cash equivalents — book value	$2,221,056
Cash on deposit	$403,419
$2,958,586
Life insurance in force
Ordinary life	$420,293
Group life	1,631,470
$2,051,763
Annuities
Ordinary
Deferred — fully paid account balance	$26,876,261
Deferred — not fully paid account balance	29
$26,876,290
Group
Fully paid account balance	$1,081,849
Not fully paid account balance	528
$1,082,377
Accident and health insurance — premiums in force:
Ordinary	$67,438
Group	4,530
$71,968
Claim payments:
Other accident and health —
2023	$19,428
2022	$21,310
Claims reserves:
2023	$22,117
2022	$19,925
Deposit funds and dividend accumulations:
Deposit funds — account balance	$6,452,374
Dividend accumulations — account balance	$—

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Investment Risk Interrogatories
December 31, 2023

(Dollars in thousands)

Investment Risk Interrogatories

1.  The Company's admitted assets as reported in the statutory basis statements of admitted assets, liabilities and capital and surplus is $54,996,100 at December 31, 2023.

2.  The 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. government, US Government agency securities and those U.S government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, (ii) property occupied by the Company and (iii) policy loans

Investment Category	Issuer	Amount	Percentage of Total Admitted Assets
Long Term Bonds/Other Invested Assets	2.01 MOST Trust 2020- 1	$553,061	1.0%
Long Term Bonds	2.02 VECTOR FUNDED 2021	$502,252	0.9%
Long Term Bonds/Other Invested Assets	2.03 WALR 2019-1, Ltd.	$369,009	0.7%
Long Term Bonds	2.04 FDF 2018-4A	$367,278	0.7%
Long Term Bonds	2.05 THUNDERBIRD 2021-1 FINANCING LP	$365,017	0.7%
Long Term Bonds	2.06 LIGHTNING 2021-1 FINANCING LP	$359,149	0.7%
Long Term Bonds/Mortgages	2.07 ACX Prop II, LLC	$346,712	0.6%
Long Term Bonds/Mortgages	2.08 ACX Prop IV-A, LLC	$343,369	0.6%
Long Term Bonds/Other Invested Assets	2.09 MACT Trust 2019-1	$314,777	0.6%
Long Term Bonds	2.10 KCM HOLDINGS CORP	$310,000	0.6%

3.  The amount and percentage of the Company's total admitted assets held in bonds, short-term investments and cash equivalents, and by NAIC rating is as follows:

NAIC Rating	Amount	Percentage of Total Admitted Assets
Bonds
3.01 NAIC-1	$20,777,822	37.8%
3.02 NAIC-2	$7,237,986	13.2%
3.03 NAIC-3	$780,359	1.4%
3.04 NAIC-4	$473,127	0.9%
3.05 NAIC-5	$129,390	0.2%
3.06 NAIC-6	$22,294	0.0%
	$29,420,978	53.5%
NAIC Rating	Amount	Percentage of Total Admitted Assets
Preferred Stocks
3.07 P/RP-1	$—	0.0%
3.08 P/RP-2	$—	0.0%
3.09 P/RP-3	$—	0.0%
3.10 P/RP-4	$—	0.0%
3.11 P/RP-5	$—	0.0%
3.12 P/RP-6	$53,270	0.1%
	$53,270	0.1%

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Investment Risk Interrogatories, continued
December 31, 2023

(Dollars in thousands)

4.  Assets held in foreign investments are as follows

	Amount	Percentage of Total Admitted Assets
4.02 Total admitted assets held in foreign investments	$6,087,104	11.1%
4.03 Foreign-currency-denominated investments	$993,205	1.8%
4.04 Insurance liabilities denominated in that same foreign currency		0.0%

5.  Aggregate foreign investment exposure categorized by NAIC sovereign rating:

	Amount	Percentage of Total Admitted Assets
5.01 Countries rated NAIC-1	$5,817,010	10.6%
5.02 Countries rated NAIC-2	$15,357	0.0%
5.03 Countries rated NAIC-3 or below	$254,738	0.5%

6.  Largest foreign investment exposure to a single country, categorized by the country's NAIC sovereign rating:

	Amount	Percentage of Total Admitted Assets
Countries rated NAIC-1
6.01 Cayman Islands	$3,399,902	6.2%
6.02 United Kingdom	$878,111	1.6%
Countries rated NAIC-2
6.03 Italy	$15,357	0.0%
Countries rated NAIC-3 or below
6.05 Swaziland	$132,298	0.2%
6.06 Ivory Coast	$111,047	0.2%

a.  Assets held in unhedged foreign currency exposure are less than 2.5% of the Company's total admitted assets.

10.  Ten largest non-sovereign (i.e. non-governmental) foreign issues:

Issuer	NAIC Rating	Amount	Percentage of Total Admitted Assets
10.01 FDF 2018-4A	1	$367,278	0.7%
10.02 WALR 2019-1, Ltd.	1, 2, 3 and NR	$311,379	0.6%
10.03 Blue Eagle 2020-2A, Ltd.	1, 2, 3 and NR	$237,116	0.4%
10.04 OELF 2019-3A	1	$140,250	0.3%
10.05 ORBEA LOGISTICS PORTFOLIO	CM2	$135,092	0.2%
10.06 BNP PARIBAS	1 & 2	$123,660	0.2%
10.07 UBS GROUP AG	1	$111,113	0.2%
10.08 ANCHF 2015-1A	1	$106,779	0.2%
10.09 CGMS 2018-3A	1, 2 & 3	$104,899	0.2%
10.10 BARCLAYS PLC	2	$101,516	0.2%

11.  Assets held in Canadian investments and unhedged Canadian currency exposure are less than 2.5% of the Company's total admitted assets.

12.  Assets held in investments with contractual sales restrictions are less than 2.5% of the Company's total admitted assets.

13.  Assets held in equity interests are less than 2.5% of the Company's total admitted assets.

14.  Assets held in nonaffiliated, privately placed equities are less than 2.5% of the Company's total admitted assets.

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Investment Risk Interrogatories, continued
December 31, 2023

(Dollars in thousands)

15.  Assets held in general partnership interests are less than 2.5% of the Company's total admitted assets.

16.  With respect to mortgage loans reported in Schedule B, the Company's ten largest aggregate mortgage interests are as follows: The aggregate mortgage interest represents the combined value of all mortgages secured by the same group of properties:

Type	Amount	Percentage of Total Admitted Assets
16.01 Residential	$308,550	0.6%
16.02 Commercial	$195,704	0.4%
16.03 Commercial	$192,168	0.3%
16.04 Commercial	$191,735	0.3%
16.05 Residential	$179,867	0.3%
16.06 Commercial	$178,813	0.3%
16.07 Commercial	$174,299	0.3%
16.08 Commercial	$173,979	0.3%
16.09 Commercial	$170,393	0.3%
16.10 Commercial	$164,880	0.3%

  Amounts and percentages of the Company's total admitted assets held in the following categories of mortgage loans:

	Amount	Percentage of Total Admitted Assets
16.11 Construction loans	$—	0.0%
16.12 Mortgage loans over 90 days past due	$77,503	0.1%
16.13 Mortgage loans in the process of foreclosure	$175,605	0.3%
16.14 Mortgage loans foreclosed	$—	0.0%
16.15 Restructured mortgage loans	$—	0.0%

17.  Aggregate mortgage loans have the following loan-to-value ratios as determined for the most current appraisal as of the statement date:

	Residential		Commercial		Agricultural
Loan to Value	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
17.01 above 95%	$867,459	1.6%	$1,495,839	2.7%	$—	0.0%
17.02 91 to 95%	$30,125	0.1%	$37,134	0.1%	$—	0.0%
17.03 81 to 90%	$436,196	0.8%	$18,177	0.0%	$—	0.0%
17.04 71 to 80%	$1,318,135	2.4%	$867,666	1.6%	$—	0.0%
17.05 below 70%	$4,216,557	7.7%	$8,974,212	16.3%	$—	0.0%
	$6,868,472	12.5%	$11,393,028	20.7%	$—	0.0%

18.  Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A are less than 2.5% of the Company's total admitted assets.

19.  Assets held in mezzanine real estate loans are less than 2.5% of the Company's total admitted assets.

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Investment Risk Interrogatories, continued
December 31, 2023

(Dollars in thousands)

20.  Amounts and percentages if the reporting entity's total admitted assets subject to the following agreements:

	At Year-End		At End of Each Quarter
	Amount	Percentage	1st Qtr Amount	2nd Qtr Amount	3rd Qtr Amount
20.01 Securities lending (do not include assets held as collateral for such transactions)	$—	0.0%	$—	$—	$—
20.02 Repurchase agreements	$1,355,541	2.5%	$312,232	$814,068	$319,734
20.03 Reverse repurchase agreements	$—	0.0%	$—	$—	$—
20.04 Dollar repurchase agreements	$—	0.0%	$—	$—	$—
20.05 Dollar reverse repurchase agreements	$—	0.0%	$—	$—	$—

21.  Amounts and percentages of the reporting entity's total admitted assets for warrants attached to other financial instruments, options, caps and floors:

	Owned		Written
	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
21.01 Hedging	$691,072	1.3%	$(20,087)	0.0%
21.01 Income generation	$—	0.0%	$—	0.0%
21.01 Other	$—	0.0%	$—	0.0%
	$691,072	1.3%	$(20,087)	0.0%

22.  Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps and forwards:

	At Year-End		At End of Each Quarter
	Amount	Percentage	1st Qtr Amount	2nd Qtr Amount	3rd Qtr Amount
22.01 Hedging	$131,670	0.2%	$89,961	$129,527	$129,429
22.02 Income generation	$—	0.0%	$—	$—	$—
22.03 Replications	$—	0.0%	$—	$—	$—
22.04 Other	$—	0.0%	$—	$—	$—

23.  Amounts and percentages of the reporting entity's total admitted assets of potential exposure for future contracts:

	At Year-End		At End of Each Quarter
	Amount	Percentage	1st Qtr Amount	2nd Qtr Amount	3rd Qtr Amount
23.01 Hedging	$22,595	0.0%	$18,202	$21,052	$19,719
23.02 Income generation	$—	0.0%	$—	$—	$—
23.03 Replications	$—	0.0%	$—	$—	$—
23.04 Other	$—	0.0%	$—	$—	$—

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Summary Investment Schedule
For the Year Ended December 31, 2023

(Dollars in thousands)

	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
Investment Categories
Long term bonds:
U.S. governments	$125,817	0.24%	$125,817	0.24%
All other governments	76,411	0.14%	76,411	0.14%
U.S. states, territories and possessions, etc. guaranteed	99,911	0.19%	99,911	0.19%
U.S. political subdivisions of states, territories, and possessions, guaranteed	41,438	0.08%	41,438	0.08%
U.S. special revenue and special assessment obligations, etc. non-guaranteed	1,304,074	2.46%	1,304,074	2.46%
Industrial and miscellaneous	18,059,753	34.01%	18,059,753	34.04%
Hybrid securities	55,969	0.11%	55,969	0.11%
Parent, subsidiaries and affiliates	8,843,184	16.65%	8,843,184	16.67%
SVO identified funds	—	—%	—	—%
Unaffiliated bank loans	482,443	0.91%	482,443	0.91%
Total long-term bonds	29,089,001	54.78%	29,089,001	54.83%
Preferred stocks:
Industrial and miscellaneous (unaffiliated)	53,270	0.10%	53,270	0.10%
Parent, subsidiaries and affiliates	—	—%	—	—%
Total preferred stocks	53,270	0.10%	53,270	0.10%
Common stocks:
Industrial and miscellaneous publicly traded (unaffiliated)	79,425	0.15%	79,425	0.15%
Industrial and miscellaneous other (unaffiliated)	9,324	0.02%	9,324	0.02%
Parent, subsidiaries and affiliates Other	—	—%	—	—%
Total common stocks	88,749	0.17%	88,749	0.17%
Mortgage loans:
Farm mortgages	—	—%	—	—%
Residential mortgages	6,868,472	12.93%	6,868,472	12.95%
Commercial mortgages	10,945,772	20.61%	10,945,772	20.63%
Mezzanine real estate loans	447,256	0.84%	447,256	0.84%
Total mortgage loans	18,261,500	34.39%	18,261,500	34.42%
Real estate:
Properties held for sale	2,882	0.01%	2,882	0.01%
Total real estate	2,882	0.01%	2,882	0.01%
Cash	403,419	0.76%	403,419	0.76%
Cash equivalents	2,221,056	4.18%	2,221,056	4.19%
Short-term investments	334,111	0.63%	334,111	0.63%
Contract loans	3,605	0.01%	3,605	0.01%
Derivatives	684,290	1.29%	684,290	1.29%
Other invested assets	1,525,694	2.87%	1,525,694	2.88%
Receivables for securities	434,355	0.82%	381,581	0.72%
Total invested assets	$53,101,932	100.00%	$53,049,158	100.00%

*  Gross investment holdings as valued in compliance with the NAIC Accounting Practices and Procedures Manual

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Reinsurance Disclosures
For the Year Ended December 31, 2023

(Dollars in thousands)

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.  Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer's assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or similar effect.		Yes ☐	No ☒
If yes, indicate the number of reinsurance contracts to which such provisions apply: __________
If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.	Yes ☐	No ☐	N/A ☐

2.  Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer's assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.		Yes ☐	No ☒
If yes, indicate the number of reinsurance contracts to which such provisions apply: __________
If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.	Yes ☐	No ☐	N/A ☐

3.  Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which result in delays in payment in form or in fact:

a.  Provisions that permit the reporting of losses to be made less frequently than quarterly;

b.  Provisions that permit settlements to be made less frequently than quarterly;

c.  Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

d.  The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

e.	Yes ☐	No ☒

4.  Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance — new for the reporting period	Yes ☐ No ☒		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes ☐ No ☒		Yes ☐ No ☐ N/A ☐

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Reinsurance Disclosures, continued
For the Year Ended December 31, 2023

(Dollars in thousands)

5.  Has the Company ceded any risk in a reinsurance agreement that is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

a. Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or	Yes ☐	No ☐	N/A ☒
b. Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?	Yes ☐	No ☐	N/A ☒
If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences to explain why the contract(s) is treated differently for GAAP and SAP below:
________________________________________________________________________________